UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-7885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Extended Market Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.4%                               200   Aerosonic Corp. (a)                                            $       1,200
                                             1,900   Armor Holdings, Inc. (a)                                              81,719
                                             2,900   Crane Co.                                                             86,246
                                             1,500   Cubic Corp.                                                           25,680
                                             1,681   DRS Technologies, Inc.                                                82,974
                                             2,200   EDO Corp.                                                             66,066
                                             1,800   ESCO Technologies, Inc. (a)                                           90,126
                                             2,482   Engineered Support Systems, Inc.                                     101,861
                                             1,200   EnPro Industries, Inc. (a)                                            40,428
                                               700   Esterline Technologies Corp. (a)                                      26,523
                                             3,100   GenCorp, Inc. (a)                                                     57,815
                                             1,792   Heico Corp. Class A                                                   31,898
                                             2,700   KVH Industries, Inc. (a)                                              26,325
                                             1,500   Kaman Corp. Class A                                                   30,675
                                               400   MTC Technologies, Inc. (a)                                            12,792
                                             1,200   Metrologic Instruments, Inc. (a)                                      21,828
                                               700   SatCon Technology Corp. (a)                                            1,449
                                               500   Spacehab, Inc. (a)                                                       575
                                             1,900   Teledyne Technologies, Inc. (a)                                       65,493
                                             1,672   Timco Aviation Services, Inc. (a)                                        251
                                             3,000   Trimble Navigation Ltd. (a)                                          101,070
                                             2,100   Veeco Instruments, Inc. (a)                                           33,684
                                                                                                                    -------------
                                                                                                                          986,678
---------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.3%                         1,900   AAR Corp. (a)                                                         32,642
                                             9,900   AMR Corp. (a)(f)                                                     110,682
                                             3,500   Airtran Holdings, Inc. (a)                                            44,310
                                             1,500   Alaska Air Group, Inc. (a)                                            43,590
                                             1,800   Aviall, Inc. (a)                                                      60,804
                                             1,200   Aviation General, Inc. (a)                                                 0
                                             3,970   Continental Airlines, Inc. Class B (a)                                38,350
                                             2,595   EGL, Inc. (a)                                                         70,454
                                             1,600   ExpressJet Holdings, Inc. (a)                                         14,352
                                             2,700   FLYi, Inc. (a)(f)                                                        702
                                             2,100   Frontier Airlines, Inc. (a)                                           20,538
                                               700   Great Lakes Aviation Ltd. (a)                                            476
                                             3,802   Hawaiian Holdings, Inc. (a)                                           11,178
                                             5,250   JetBlue Airways Corp. (a)(f)                                          92,400
                                               900   LMI Aerospace, Inc. (a)                                                7,058
                                             1,200   MAIR Holdings, Inc. (a)                                                6,996
                                             1,900   Mesa Air Group, Inc. (a)(f)                                           15,675
                                               800   Midwest Air Group, Inc. (a)                                            1,704
                                             5,100   Northwest Airlines Corp. (a)(f)                                        3,392
                                               700   Petroleum Helicopters Non-Voting Shares (a)                           21,714
                                             1,300   Pinnacle Airlines Corp. (a)                                            8,450
                                               100   Republic Airways Holdings, Inc. (a)                                    1,431
                                             3,500   Skywest, Inc.                                                         93,870
                                            17,005   UAL Corp. (a)(f)                                                       9,863
                                               660   U.S. Airways Group, Inc. (a)(f)                                       13,867
                                               200   Vanguard Airlines, Inc. (a)                                                0
                                                                                                                    -------------
                                                                                                                          724,498
---------------------------------------------------------------------------------------------------------------------------------
Apparel - 0.8%                               2,850   Aeropostale, Inc. (a)                                                 60,563
                                             3,400   Ashworth, Inc. (a)                                                    23,222
                                             6,250   Bebe Stores, Inc.                                                    109,375
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             1,200   Brown Shoe Co., Inc.                                           $      39,600
                                               700   The Buckle, Inc.                                                      23,779
                                               900   Cache, Inc. (a)                                                       13,707
                                               400   Cherokee, Inc.                                                        13,992
                                             2,400   Columbia Sportswear Co. (a)                                          111,360
                                             4,300   DHB Industries, Inc. (a)                                              18,017
                                             1,500   Deckers Outdoor Corp. (a)(f)                                          36,090
                                               600   Escalade, Inc.                                                         7,950
                                               600   Finlay Enterprises, Inc. (a)                                           5,430
                                             4,117   Fossil, Inc. (a)                                                      74,888
                                             1,800   GSI Commerce, Inc. (a)                                                35,820
                                             1,600   Guess?, Inc. (a)                                                      34,288
                                               300   Haggar Corp.                                                           8,529
                                               600   Hampshire Group Ltd. (a)                                              14,160
                                             2,100   Hartmarx Corp. (a)                                                    13,755
                                             4,600   Iconix Brand Group, Inc. (a)                                          41,400
                                             1,900   The J. Jill Group, Inc. (a)                                           30,058
                                             1,325   Jos. A. Bank Clothiers, Inc. (a)                                      57,267
                                             1,600   K-Swiss, Inc. Class A                                                 47,312
                                             1,600   Kellwood Co.                                                          41,360
                                             1,100   Kenneth Cole Productions, Inc. Class A                                30,019
                                               500   Lacrosse Footwear, Inc. (a)                                            6,311
                                             1,000   Magic Lantern Group, Inc. (a)                                              1
                                               800   Mossimo, Inc. (a)                                                      3,920
                                               300   Mothers Work, Inc. (a)                                                 3,000
                                             2,000   New York & Co. (a)                                                    32,800
                                             1,600   Oxford Industries, Inc.                                               72,192
                                               600   Perry Ellis International, Inc. (a)                                   13,044
                                             1,900   Phillips-Van Heusen                                                   58,938
                                             1,000   Phoenix Footwear Group, Inc. (a)                                       6,340
                                             5,300   Polo Ralph Lauren Corp.                                              266,590
                                             1,400   Quaker Fabric Corp.                                                    3,878
                                             6,900   Quiksilver, Inc. (a)                                                  99,705
                                             1,000   Rocky Shoes & Boots, Inc. (a)                                         28,600
                                             2,400   Russell Corp.                                                         33,696
                                             2,300   Skechers U.S.A., Inc. Class A (a)                                     37,651
                                             1,500   Stage Stores, Inc.                                                    40,305
                                               800   Steven Madden Ltd. (a)                                                18,336
                                             2,400   Stride Rite Corp.                                                     30,768
                                             1,500   Superior Uniform Group, Inc.                                          19,350
                                               200   Tandy Brands Accessories, Inc.                                         2,310
                                             4,000   Timberland Co. Class A (a)                                           135,120
                                             3,200   Unifi, Inc. (a)                                                       10,688
                                             1,400   Volcom Inc. (a)                                                       39,214
                                             2,700   The Warnaco Group, Inc. (a)                                           59,157
                                               300   Weyco Group, Inc.                                                      5,850
                                             3,600   Wolverine World Wide, Inc.                                            75,780
                                                                                                                    -------------
                                                                                                                        1,995,485
---------------------------------------------------------------------------------------------------------------------------------
Banks - 4.9%                                   720   ABC Bancorp                                                           13,817
                                               800   Alabama National Bancorporation                                       51,152
                                             4,000   Amegy Bancorp, Inc.                                                   90,520
                                               200   Ameriana Bancorp                                                       2,800
                                               400   American National Bankshares, Inc.                                     9,372
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                               600   AmericanWest Bancorp (a)                                       $      13,872
                                               445   Arrow Financial Corp.                                                 12,067
                                             7,279   Associated Banc-Corp.                                                221,864
                                             1,200   BCSB Bankcorp, Inc.                                                   16,080
                                             1,000   The Banc Corp. (a)                                                    10,800
                                               400   Bancfirst Corp.                                                       34,000
                                             3,800   Bancorpsouth, Inc.                                                    86,830
                                             3,800   Bank Mutual Corp.                                                     40,736
                                               525   Bank of Granite Corp.                                                  9,996
                                             3,500   Bank of Hawaii Corp.                                                 172,270
                                             3,500   BankAtlantic Bancorp, Inc. Class A                                    59,465
                                               200   Bar Harbor Bankshares                                                  5,388
                                               300   Berkshire Bancorp, Inc.                                                5,388
                                             2,500   Boston Private Financial Holdings, Inc.                               66,350
                                             3,499   Brookline Bancorp, Inc.                                               55,354
                                               500   Bryn Mawr Bank Corp.                                                  10,710
                                               800   CFS Bancorp, Inc.                                                     10,720
                                               300   Camden National Corp.                                                 11,301
                                             1,100   Capital Bank Corp.                                                    16,577
                                               625   Capital City Bank Group, Inc.                                         23,569
                                               420   Capitol Bancorp Ltd.                                                  13,608
                                             4,340   Capitol Federal Financial                                            148,515
                                               210   Carrollton Bancorp                                                     3,045
                                             1,000   Cascade Bancorp                                                       20,880
                                               400   Cavalry Bancorp, Inc.                                                  7,900
                                               546   Center Bancorp, Inc.                                                   6,530
                                               627   Central Coast Bancorp (a)                                             13,361
                                             1,300   Century Bancorp, Inc. Class A                                         40,560
                                             1,113   Chemical Financial Corp.                                              36,173
                                             2,333   Chittenden Corp.                                                      61,848
                                             3,300   Citizens Banking Corp.                                                93,720
                                             2,428   Citizens South Banking Corp.                                          30,714
                                             1,500   City Holding Co.                                                      53,640
                                             2,800   City National Corp.                                                  196,252
                                               300   CityBank                                                              10,218
                                               980   Clifton Savings Bancorp, Inc.                                         10,094
                                             1,250   CoBiz, Inc.                                                           23,263
                                             7,555   The Colonial BancGroup, Inc.                                         169,232
                                               400   Columbia Bancorp                                                      16,076
                                             1,830   Columbia Banking System, Inc.                                         48,001
                                               100   Comm Bancorp, Inc.                                                     3,945
                                             8,120   Commerce Bancorp, Inc.                                               249,203
                                             4,385   Commerce Bancshares, Inc.                                            225,740
                                               356   Commercial Bankshares, Inc.                                           13,382
                                               100   Commercial National Financial Corp.                                    1,880
                                             1,600   Community Bank System, Inc.                                           36,160
                                             1,148   Community Banks, Inc.                                                 32,270
                                               880   Community Trust Bancorp, Inc.                                         28,318
                                             1,500   Corus Bankshares, Inc.                                                82,245
                                             3,440   Cullen/Frost Bankers, Inc.                                           169,730
                                             6,350   Doral Financial Corp.                                                 82,995
                                               900   EFC Bancorp, Inc.                                                     29,970
                                             3,690   East-West Bancorp, Inc.                                              125,608
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                               400   EuroBancshares, Inc. (a)                                       $       5,964
                                               250   Exchange National Bancshares, Inc.                                     7,088
                                               300   FNB Corp., North Carolina                                              5,658
                                             2,985   FNB Corp., Pennsylvania                                               51,581
                                               300   FNB Corp., Virginia                                                    8,304
                                             1,406   FNB Financial Services Corp.                                          24,788
                                               300   Farmers Capital Bank Corp.                                             9,273
                                               100   Financial Institutions, Inc.                                           1,841
                                               600   First Bancorp, North Carolina                                         12,024
                                             4,700   First BanCorp., Puerto Rico                                           79,524
                                               750   First Busey Corp.                                                     14,603
                                             2,000   First Cash Financial Services, Inc. (a)                               52,640
                                             1,300   First Charter Corp.                                                   31,824
                                               600   First Citizens BancShares, Inc. Class A                              102,390
                                             3,300   First Commonwealth Financial Corp.                                    43,989
                                             1,200   First Federal Bancshares of Arkansas, Inc.                            27,816
                                             1,910   First Financial Bancorp                                               35,526
                                               466   First Financial Bankshares, Inc.                                      16,231
                                               270   First Financial Service Corp.                                          8,000
                                               300   First M&F Corp.                                                       10,575
                                               215   First Merchants Corp.                                                  5,553
                                             2,675   First Midwest Bancorp, Inc.                                           99,617
                                             1,210   First Mutual Bancshares, Inc.                                         31,158
                                             6,906   First Niagara Financial Group, Inc.                                   99,723
                                               450   First Oak Brook Bancshares, Inc.                                      13,631
                                               200   The First of Long Island Corp.                                         8,758
                                             1,200   First Republic Bank                                                   42,276
                                               400   First South Bancorp, Inc.                                             13,324
                                             2,300   First State Bancorporation                                            48,737
                                               542   FirstBank NW Corp.                                                    14,905
                                             4,900   FirstMerit Corp.                                                     131,271
                                               500   Flag Financial Corp.                                                   8,047
                                             1,200   Franklin Bank Corp. (a)                                               19,380
                                               600   Frontier Financial Corp.                                              17,400
                                             9,938   Fulton Financial Corp.                                               166,462
                                               661   German American Bancorp                                                8,930
                                             4,400   Gold Banc Corp., Inc.                                                 65,560
                                               600   Great Southern Bancorp, Inc.                                          17,952
                                             2,964   Greater Bay Bancorp                                                   73,033
                                               445   Greater Community Bancorp                                              6,542
                                             1,600   Hancock Holding Co.                                                   54,624
                                             2,856   Hanmi Financial Corp.                                                 51,265
                                             1,400   Harbor Florida Bancshares, Inc.                                       50,778
                                             1,618   Harleysville National Corp.                                           35,515
                                               700   Heritage Commerce Corp. (a)                                           14,560
                                             9,200   Hibernia Corp. Class A                                               276,368
                                             1,200   Home Federal Bancorp                                                  30,156
                                               500   Horizon Financial Corp.                                               11,000
                                            37,894   Hudson City Bancorp, Inc.                                            450,939
                                             2,640   Hudson United Bancorp                                                111,751
                                               800   Independent Bank Corp.                                                24,304
                                             1,000   Integra Bank Corp.                                                    21,700
                                               975   Interchange Financial Services Corp.                                  16,829
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             2,175   Internet Capital Group, Inc. (a)                               $      19,162
                                             1,500   Irwin Financial Corp.                                                 30,585
                                             2,500   Jefferson Bancshares, Inc.                                            32,350
                                             4,000   Kearny Financial Corp.                                                50,000
                                               500   LSB Bancshares, Inc.                                                   8,700
                                               200   Lakeland Financial Corp.                                               8,270
                                               250   MASSBANK Corp.                                                         8,310
                                             1,100   Main Street Banks, Inc.                                               29,480
                                               363   MainSource Financial Group, Inc.                                       6,436
                                             5,133   Mercantile Bankshares Corp.                                          276,566
                                               350   Merchants Bancshares, Inc.                                             9,058
                                             1,400   Mid-State Bancshares                                                  38,514
                                             1,000   Midwest Banc Holdings, Inc.                                           23,120
                                             1,460   NBT Bancorp, Inc.                                                     34,441
                                             3,200   Nara Bancorp, Inc.                                                    47,840
                                               787   National Penn Bancshares, Inc.                                        19,588
                                             2,900   Netbank, Inc.                                                         24,099
                                             5,400   NewAlliance Bancshares, Inc.                                          79,056
                                             1,200   NewMil Bancorp, Inc.                                                  34,584
                                             1,500   North Valley Bancorp                                                  25,650
                                               300   Northern States Financial Corp.                                        6,909
                                               150   Norwood Financial Corp.                                                4,622
                                               700   OceanFirst Financial Corp.                                            16,898
                                               875   Ohio Valley Banc Corp.                                                22,006
                                             4,332   Old National Bancorp                                                  91,925
                                               800   Old Second Bancorp, Inc.                                              23,872
                                               546   Omega Financial Corp.                                                 15,304
                                             1,294   Oriental Financial Group                                              15,839
                                             2,460   PFF Bancorp, Inc.                                                     74,440
                                             1,000   Pamrapo Bancorp, Inc.                                                 21,128
                                               830   Park National Corp.                                                   89,864
                                               300   Parkvale Financial Corp.                                               8,175
                                               363   Peapack Gladstone Financial Corp.                                      9,961
                                               800   Pennfed Financial Services, Inc.                                      14,624
                                               200   Peoples Bancorp                                                        3,980
                                               595   Peoples Bancorp, Inc.                                                 16,440
                                               220   Peoples Bancorp of North Carolina, Inc.                                4,620
                                             1,120   Peoples Banctrust Co., Inc.                                           19,320
                                             8,013   People's Bank                                                        232,217
                                             1,200   Peoples Financial Corp.                                               21,300
                                               400   Placer Sierra Bancshares                                              10,988
                                            16,600   Popular, Inc.                                                        402,052
                                             1,700   PrivateBancorp, Inc.                                                  58,276
                                             1,100   Prosperity Bancshares, Inc.                                           33,275
                                             2,856   Provident Bankshares Corp.                                            99,332
                                             2,603   Provident New York Bancorp                                            30,377
                                             3,300   Prudential Bancorp, Inc. of Pennsylvania                              39,435
                                             3,430   Republic Bancorp, Inc.                                                48,500
                                             1,023   Republic Bancorp, Inc. Class A                                        21,401
                                             2,600   Republic First Bancorp, Inc. (a)                                      32,136
                                               534   Royal Bancshares of Pennsylvania Class A                              11,940
                                             6,000   S1 Corp. (a)                                                          23,460
                                             1,500   S&T Bancorp, Inc.                                                     56,700
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             2,275   SVB Financial Group (a)                                        $     110,656
                                               200   SY Bancorp, Inc.                                                       4,756
                                               750   Sandy Spring Bancorp, Inc.                                            25,275
                                               151   Savannah Bancorp, Inc.                                                 5,218
                                               870   Seacoast Banking Corp. of Florida                                     20,384
                                               300   Shore Bancshares, Inc.                                                 9,561
                                             1,700   Signature Bank (a)                                                    45,883
                                               400   Simmons First National Corp. Class A                                  11,408
                                             5,704   Sky Financial Group, Inc.                                            160,339
                                             4,455   The South Financial Group, Inc.                                      119,572
                                               700   Southwest Bancorp, Inc.                                               15,379
                                               132   Southwest Georgia Financial Corp.                                      2,732
                                               525   State Bancorp, Inc.                                                    9,408
                                             3,950   Sterling Bancshares, Inc.                                             58,105
                                               700   Suffolk Bancorp                                                       22,337
                                               700   Summit Bancshares, Inc.                                               12,859
                                             1,037   Sun Bancorp, Inc. (a)                                                 21,870
                                             2,572   Susquehanna Bancshares, Inc.                                          61,831
                                             8,890   TCF Financial Corp.                                                  237,808
                                            11,134   TD Banknorth, Inc.                                                   335,579
                                             1,300   Texas Capital Bancshares, Inc. (a)                                    27,495
                                             3,725   Texas Regional Bancshares, Inc. Class A                              107,243
                                               484   Tompkins Trustco, Inc.                                                20,933
                                               900   Trico Bancshares                                                      19,368
                                             4,160   TrustCo Bank Corp. NY                                                 52,125
                                             3,400   Trustmark Corp.                                                       94,690
                                             5,250   UCBH Holdings, Inc.                                                   96,180
                                             1,310   UMB Financial Corp.                                                   86,041
                                               984   USB Holding Co., Inc.                                                 22,432
                                             3,736   Umpqua Holdings Corp.                                                 90,860
                                               500   Union Bankshares Corp.                                                20,890
                                             8,900   UnionBanCal Corp.                                                    620,508
                                               279   United Bancorp, Inc.                                                   3,432
                                             3,400   United Bankshares, Inc.                                              118,830
                                             1,632   United Community Financial Corp.                                      18,311
                                             1,232   Unizan Financial Corp.                                                29,827
                                             1,200   Vail Banks, Inc.                                                      16,800
                                             6,150   Valley National Bancorp                                              140,835
                                               831   Virginia Commerce Bancorp (a)                                         22,503
                                               500   WSFS Financial Corp.                                                  29,445
                                               800   Washington Trust Bancorp, Inc.                                        21,752
                                             1,300   WesBanco, Inc.                                                        35,750
                                               800   West Coast Bancorp                                                    20,000
                                             1,900   Westamerica Bancorporation                                            98,135
                                             3,121   Westcorp                                                             183,827
                                             1,300   Western Alliance Bancorp (a)                                          36,530
                                             3,625   Whitney Holding Corp.                                                 98,020
                                             3,900   Wilmington Trust Corp.                                               142,155
                                             1,550   Wintrust Financial Corp.                                              77,903
                                             1,500   Yardville National Bancorp                                            52,875
                                                                                                                    -------------
                                                                                                                       11,811,541
---------------------------------------------------------------------------------------------------------------------------------
Business Machines - 1.9%                    21,790   3Com Corp. (a)                                                        88,903
                                               600   3D Systems Corp. (a)                                                  13,338
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                               500   ACCO Brands Corp. (a)                                          $      14,110
                                             3,700   ActivCard Corp. (a)                                                   16,021
                                             9,400   Adaptec, Inc. (a)                                                     36,002
                                             5,200   Advanced Digital Information Corp. (a)                                48,880
                                             5,000   American Software Class A                                             28,000
                                               900   Analogic Corp.                                                        45,369
                                               900   Applied Films Corp. (a)                                               18,900
                                             2,500   Arbitron, Inc.                                                        99,600
                                             3,100   Artesyn Technologies, Inc. (a)                                        28,830
                                             1,915   Avici Systems, Inc. (a)                                                8,713
                                             2,700   Avocent Corp. (a)                                                     85,428
                                            25,340   BEA Systems, Inc. (a)                                                227,553
                                             1,400   Black Box Corp.                                                       58,744
                                             4,800   Borland Software Corp. (a)                                            27,936
                                             2,100   Brooktrout, Inc. (a)                                                  27,237
                                               600   California First National Bancorp                                      7,800
                                               700   Communication Intelligence (a)                                           378
                                             1,900   Computer Horizons Corp. (a)                                            8,379
                                             3,900   Concurrent Computer Corp. (a)                                          6,591
                                             2,100   Convera Corp. (a)(f)                                                  29,610
                                             5,100   Cray, Inc. (a)(f)                                                      4,692
                                             1,100   Crossroads Systems, Inc. (a)                                           1,188
                                             4,100   Diebold, Inc.                                                        141,286
                                               200   Digi International, Inc. (a)                                           2,146
                                             3,600   Digital Lightwave, Inc. (a)(f)                                           756
                                            12,995   Enterasys Networks, Inc. (a)                                          17,413
                                               300   Exabyte Corp. (a)                                                         78
                                               100   Extended Systems, Inc. (a)                                               441
                                             4,051   Fair Isaac Corp.                                                     181,485
                                               900   Flow International Corp. (a)(f)                                        6,948
                                             7,900   Foundry Networks, Inc. (a)                                           100,330
                                             2,900   Hanger Orthopedic Group, Inc. (a)                                     22,330
                                             3,000   Hypercom Corp. (a)                                                    19,560
                                             8,200   IKON Office Solutions, Inc.                                           81,836
                                             1,000   Imagistics International, Inc. (a)                                    41,850
                                             4,900   Immersion Corp. (a)                                                   34,349
                                             4,400   Input/Output, Inc. (a)                                                35,112
                                            11,070   Integrated Device Technology, Inc. (a)                               118,892
                                             2,816   Intergraph Corp. (a)                                                 125,903
                                             3,250   Interland, Inc. (a)                                                    9,097
                                             2,100   InterVoice, Inc. (a)                                                  18,921
                                             3,060   Iomega Corp. (a)                                                       9,211
                                             6,800   Island Pacific, Inc. (a)(f)                                              680
                                            32,347   Juniper Networks, Inc. (a)                                           769,535
                                             3,400   LTX Corp. (a)                                                         14,348
                                             2,100   Lantronix, Inc. (a)                                                    2,898
                                             2,000   MIPS Technologies, Inc. (a)                                           13,660
                                               200   MTI Technology Corp. (a)                                                 378
                                            14,412   Maxtor Corp. (a)                                                      63,413
                                             8,010   McData Corp. (a)                                                      41,972
                                            11,749   Microchip Technology, Inc.                                           353,880
                                             4,700   Micromuse, Inc. (a)                                                   37,036
                                             2,500   Micros Systems, Inc. (a)                                             109,375
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             6,200   Napster Inc. (a)                                               $      24,800
                                             7,500   Network Engines, Inc. (a)                                             10,725
                                             1,500   Omnicell, Inc. (a)                                                    14,595
                                             2,963   Palm, Inc. (a)                                                        83,942
                                             3,385   Premiere Global Services, Inc. (a)                                    27,689
                                             9,090   Sandisk Corp. (a)                                                    438,593
                                               600   Scansource, Inc. (a)                                                  29,244
                                               300   Scientific Technologies, Inc. (a)                                        942
                                             3,200   Sigma Designs, Inc. (a)(f)                                            35,136
                                            15,600   Silicon Graphics, Inc. (a)(f)                                         12,168
                                               445   SumTotal Systems, Inc. (a)                                             2,167
                                             5,655   Sybase, Inc. (a)                                                     132,440
                                             2,900   Tech Data Corp. (a)                                                  106,459
                                            11,100   Total System Services, Inc.                                          258,741
                                               100   Trans-Industries, Inc. (a)                                                71
                                               940   Transact Technologies, Inc. (a)                                        7,144
                                             2,700   VeriFone Holdings, Inc. (a)                                           54,297
                                             1,300   Visual Networks, Inc. (a)                                              1,781
                                             2,075   Vitria Technology, Inc. (a)                                            6,910
                                             3,100   White Electronic Designs Corp. (a)                                    15,810
                                                                                                                    -------------
                                                                                                                        4,570,975
---------------------------------------------------------------------------------------------------------------------------------
Business Services - 11.7%                    6,540   24/7 Real Media, Inc. (a)                                             45,911
                                               600   4Kids Entertainment, Inc. (a)                                         10,434
                                             4,900   @Road Inc. (a)                                                        22,491
                                             2,900   ABM Industries, Inc.                                                  60,349
                                             2,500   AMICAS, Inc. (a)                                                      13,500
                                             3,320   AMN Healthcare Services, Inc. (a)                                     51,360
                                            11,100   Aastrom Biosciences, Inc. (a)(f)                                      25,974
                                             3,700   Actuate Corp. (a)                                                      9,361
                                                40   Adept Technology, Inc. (a)                                               322
                                             5,290   Adesa, Inc.                                                          116,909
                                             1,800   Administaff, Inc.                                                     71,532
                                             2,500   Advent Software, Inc. (a)                                             67,350
                                             1,000   The Advisory Board Co. (a)                                            52,040
                                             1,800   Advo, Inc.                                                            56,322
                                             2,600   Aether Holdings, Inc. (a)                                              8,892
                                             3,560   Affymetrix, Inc. (a)                                                 164,579
                                             3,100   Agile Software Corp. (a)                                              22,227
                                             8,000   Akamai Technologies, Inc. (a)                                        127,600
                                             1,800   Aksys Ltd. (a)(f)                                                      3,798
                                             2,300   Alderwoods Group, Inc. (a)                                            37,674
                                             3,400   Alfacell Corp. (a)                                                     6,392
                                             4,000   Alliance Data Systems Corp. (a)                                      156,600
                                             1,000   The Allied Defense Group, Inc. (a)                                    22,550
                                             2,500   Alteon, Inc. (a)                                                         750
                                             1,600   Altiris, Inc. (a)                                                     24,464
                                               600   Ambassadors International, Inc.                                        8,406
                                            15,500   America Online Latin America, Inc. Class A (a)                           465
                                             2,660   American Ecology Corp.                                                52,189
                                                48   American Independence Corp. (a)                                          593
                                             2,000   American Reprographics Co. (a)                                        34,200
                                             1,100   American Superconductor Corp. (a)                                     11,385
                                               200   Analysts International Corp. (a)                                         530
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                               500   Angelica Corp.                                                 $       8,925
                                               500   Ansoft Corp. (a)                                                      14,550
                                             2,600   answerthink, Inc. (a)                                                 10,140
                                             2,600   Ansys, Inc. (a)                                                      100,074
                                             1,400   Anteon International Corp. (a)                                        59,864
                                             4,445   aQuantive, Inc. (a)                                                   89,478
                                            10,990   Aramark Corp.                                                        293,543
                                               900   Arbinet-thexchange, Inc. (a)                                           6,480
                                             3,854   Ariba, Inc. (a)                                                       21,968
                                             8,571   Art Technology Group, Inc. (a)                                         8,742
                                                12   Artemis International Solutions Corp. (a)                                 24
                                             4,000   Aspen Technology, Inc. (a)                                            25,000
                                             7,200   Atari Inc. (a)                                                        10,368
                                             2,200   Audible, Inc. (a)(f)                                                  27,038
                                             2,000   Authentidate Holding Corp. (a)                                         5,040
                                             6,900   The BISYS Group, Inc. (a)                                             92,667
                                               900   Bankrate, Inc. (a)                                                    24,687
                                               102   Baran Group Ltd. (a)                                                     592
                                               600   Barrett Business Services (a)                                         13,710
                                             9,900   BearingPoint, Inc. (a)                                                75,141
                                               300   Bestway, Inc. (a)                                                      2,550
                                             7,300   BindView Development Corp. (a)                                        25,914
                                               648   Blackbaud, Inc.                                                        9,182
                                               500   Blackboard, Inc. (a)                                                  12,505
                                             1,270   Blue Coat Systems, Inc. (a)                                           55,220
                                               100   Bottomline Technologies, Inc. (a)                                      1,509
                                             2,100   Bowne & Co., Inc.                                                     30,009
                                             1,400   Bright Horizons Family Solutions, Inc. (a)                            53,760
                                             3,300   The Brink's Co.                                                      135,498
                                             1,988   BroadVision, Inc. (a)(f)                                               1,630
                                            15,300   Brocade Communications Systems, Inc. (a)                              62,424
                                             4,600   Bsquare Corp. (a)                                                      3,036
                                             1,700   CACI International, Inc. Class A (a)                                 103,020
                                             4,545   CBIZ, Inc. (a)                                                        23,180
                                             1,200   CDI Corp.                                                             35,448
                                             4,745   CDW Corp.                                                            279,575
                                             1,100   CRA International, Inc. (a)                                           45,859
                                             3,865   CSG Systems International (a)                                         83,909
                                                46   Callwave, Inc. (a)                                                       184
                                             5,668   Career Education Corp. (a)                                           201,554
                                             1,500   Carreker Corp. (a)                                                    10,590
                                             1,200   Casella Waste Systems, Inc. (a)                                       15,756
                                             2,300   Catalina Marketing Corp.                                              52,302
                                               500   Catapult Communications Corp. (a)                                      9,170
                                             3,550   Cell Genesys, Inc. (a)(f)                                             19,454
                                             1,000   Centra Software, Inc. (a)                                              1,970
                                               500   Cerbco, Inc. Class A                                                     650
                                             8,500   Ceridian Corp. (a)                                                   176,375
                                             2,100   Cerner Corp. (a)(f)                                                  182,553
                                             3,600   Certegy, Inc.                                                        144,072
                                             4,790   Checkfree Corp. (a)                                                  181,158
                                             1,400   Chemed Corp.                                                          60,676
                                             5,333   ChoicePoint, Inc. (a)                                                230,226
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             4,300   Chordiant Software, Inc. (a)                                   $      12,255
                                             3,800   Ciber, Inc. (a)                                                       28,234
                                             1,600   Clean Harbors, Inc. (a)                                               54,320
                                             1,200   Click Commerce, Inc. (a)(f)                                           21,996
                                             3,800   Cogent, Inc. (a)                                                      90,250
                                             7,600   Cognizant Technology Solutions Corp. (a)                             354,084
                                             1,700   Collectors Universe (a)                                               21,590
                                             1,300   Computer Programs & Systems, Inc.                                     44,902
                                             1,900   Concur Technologies, Inc. (a)                                         23,503
                                             3,400   Connetics Corp. (a)                                                   57,494
                                             5,250   Copart, Inc. (a)                                                     125,318
                                             7,405   Corillian Corp. (a)                                                   23,696
                                             5,035   Corinthian Colleges, Inc. (a)                                         66,814
                                               800   Cornell Cos., Inc. (a)                                                11,768
                                             2,700   Corporate Executive Board Co.                                        210,546
                                             1,100   CoStar Group, Inc. (a)                                                51,392
                                               337   Courier Corp.                                                         12,604
                                             1,400   Covansys Corp. (a)                                                    22,344
                                               225   Critical Path, Inc. (a)                                                   95
                                             1,900   Cross Country Healthcare, Inc. (a)                                    35,264
                                             1,500   Cruzan International, Inc. (a)                                        42,015
                                             2,300   CuraGen Corp. (a)                                                     11,385
                                             1,900   Cybersource Corp. (a)                                                 12,502
                                             1,000   DSL.Net, Inc. (a)                                                         80
                                             5,200   DST Systems, Inc. (a)                                                285,116
                                               100   Deltathree, Inc. Class A (a)                                             295
                                             2,100   Dendrite International, Inc. (a)                                      42,189
                                             4,000   DeVry, Inc. (a)                                                       76,200
                                             4,100   Digimarc Corp. (a)                                                    27,798
                                             4,400   Digital Generation Systems (a)                                         2,772
                                             2,500   Digital Insight Corp. (a)                                             65,150
                                             1,500   Digital River, Inc. (a)                                               52,275
                                             3,279   Digitas, Inc. (a)                                                     37,249
                                             1,200   Discovery Partners International, Inc. (a)                             3,864
                                             2,400   Diversa Corp. (a)                                                     13,896
                                             2,500   DocuCorp International, Inc. (a)                                      17,125
                                             2,800   Dollar Financial Corp. (a)                                            33,572
                                             3,900   Dot Hill Systems Corp. (a)                                            26,247
                                             4,200   Dun & Bradstreet Corp. (a)                                           276,654
                                             3,000   Dyax Corp. (a)                                                        16,770
                                             3,700   E-Loan, Inc. (a)                                                      15,503
                                             1,100   EPIQ Systems, Inc. (a)                                                24,002
                                             1,775   EVCI Career Colleges Holding Corp. (a)                                11,325
                                             9,200   Earthlink, Inc. (a)                                                   98,440
                                                50   EasyLink Services Corp. Class A (a)                                       40
                                             2,500   Echelon Corp. (a)                                                     23,025
                                             2,600   Eclipsys Corp. (a)                                                    46,384
                                             1,200   eCollege.com, Inc. (a)                                                17,832
                                               700   Educate, Inc. (a)                                                     10,500
                                             4,200   Education Management Corp. (a)                                       135,408
                                             3,100   eFunds Corp. (a)                                                      58,373
                                                20   Egain Communications Corp. (a)                                            15
                                                40   eLoyalty Corp. (a)                                                       280
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             1,600   Embarcadero Technologies, Inc. (a)                             $      10,784
                                             9,400   eMerge Interactive, Inc. Class B (a)(f)                                4,700
                                             3,300   Encysive Pharmaceuticals, Inc. (a)                                    38,874
                                             3,600   Ener1, Inc. (a)                                                        1,764
                                             3,000   Ennis, Inc.                                                           50,400
                                             2,900   Entrust, Inc. (a)                                                     16,240
                                             2,900   Epicor Software Corp. (a)                                             37,700
                                             2,975   eResearch Technology, Inc. (a)                                        42,215
                                             1,845   Euronet Worldwide, Inc. (a)                                           54,594
                                                 2   Evolve Software, Inc. (a)                                                  0
                                             3,200   Evolving Systems, Inc. (a)                                             6,144
                                             3,800   Exelixis, Inc. (a)                                                    29,146
                                               500   Exponent, Inc. (a)                                                    15,695
                                             2,100   F5 Networks, Inc. (a)                                                 91,287
                                             1,500   FTD Group, Inc. (a)                                                   15,525
                                             2,050   FTI Consulting, Inc. (a)                                              51,783
                                             2,550   Factset Research Systems, Inc.                                        89,862
                                             2,800   FalconStor Software, Inc. (a)(f)                                      16,968
                                               700   Fargo Electronics, Inc. (a)                                           12,229
                                             2,500   Federal Agricultural Mortgage Corp. Class A                           48,000
                                             3,005   Filenet Corp. (a)                                                     83,840
                                             1,500   First Consulting Group, Inc. (a)                                       8,700
                                                 8   Five Star Quality Care, Inc. (a)                                          55
                                             1,200   Forrester Research, Inc. (a)                                          24,984
                                             3,300   Franklin Covey Co. (a)                                                23,562
                                             1,700   G&K Services, Inc. Class A                                            66,963
                                             3,900   GP Strategies Corp. (a)                                               35,139
                                             6,400   GTECH Holdings Corp.                                                 205,184
                                             1,700   GTSI Corp. (a)                                                        12,495
                                               460   Gaiam, Inc. (a)                                                        4,747
                                               900   Genaissance Pharmaceuticals (a)                                        1,251
                                             2,700   Gentiva Health Services, Inc. (a)                                     48,924
                                               600   The Geo Group, Inc. (a)                                               15,900
                                             1,600   Gevity HR, Inc.                                                       43,584
                                               100   Gliatech, Inc. (a)                                                         0
                                             1,800   Global Imaging Systems, Inc. (a)                                      61,290
                                             2,360   Global Payments, Inc.                                                183,419
                                            16,500   Google, Inc. (a)                                                   5,221,590
                                             3,600   GoRemote Internet Communications, Inc. (a)                             4,680
                                             1,200   Hansen Natural Corp. (a)                                              56,316
                                             3,400   Harris Interactive, Inc. (a)                                          14,518
                                             4,300   Harte-Hanks, Inc.                                                    113,649
                                             2,000   Heidrick & Struggles International, Inc. (a)                          64,760
                                             7,220   Hewitt Associates, Inc. Class A (a)                                  196,962
                                             1,200   Hudson Highland Group, Inc. (a)                                       29,964
                                             2,353   Hyperion Solutions Corp. (a)                                         114,473
                                             2,800   I-many, Inc. (a)                                                       3,724
                                            23,477   IAC/InterActiveCorp. (a)                                             595,142
                                               800   ICT Group, Inc. (a)                                                    9,392
                                             1,400   IDX Systems Corp. (a)                                                 60,452
                                             1,580   IPIX Corp. (a)(f)                                                      4,298
                                             3,110   ITT Educational Services, Inc. (a)                                   153,479
                                             1,700   Idenix Pharmaceuticals Inc. (a)                                       42,670
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             8,890   Identix, Inc. (a)                                              $      41,783
                                             2,100   iGate Corp. (a)                                                        7,623
                                             2,100   Imergent, Inc. (a)                                                    11,697
                                               350   The Immune Response Corp. (a)                                            161
                                             1,400   Indus International, Inc. (a)                                          3,738
                                             2,400   Infocrossing, Inc. (a)(f)                                             22,056
                                             3,900   InFocus Corp. (a)                                                     13,455
                                             3,500   Informatica Corp. (a)                                                 42,070
                                             2,700   Inforte Corp.                                                         11,313
                                             1,840   Infospace, Inc. (a)                                                   43,921
                                             2,100   infoUSA, Inc.                                                         22,302
                                             2,092   Innovative Solutions & Support, Inc. (a)                              32,489
                                                83   Insweb Corp. (a)                                                         325
                                               600   Integral Systems, Inc.                                                12,384
                                             3,700   Integrated Alarm Services Group, Inc. (a)(f)                          13,875
                                             4,000   Intellisync Corp. (a)                                                 17,760
                                               600   Interactive Intelligence, Inc. (a)                                     3,775
                                               500   Interchange Corp. (a)(f)                                               4,380
                                            20,100   Internap Network Services Corp. (a)                                    9,648
                                             2,600   Internet Security Systems (a)                                         62,426
                                             1,000   Intersections, Inc. (a)                                               11,950
                                               600   Intervideo, Inc. (a)                                                   6,018
                                             2,800   Interwoven, Inc. (a)                                                  22,876
                                             1,200   Intevac, Inc. (a)                                                     12,372
                                             1,000   Intrado, Inc. (a)                                                     18,030
                                                25   Intrusion, Inc. (a)                                                       81
                                             3,000   Invitrogen Corp. (a)                                                 225,690
                                             3,600   Ipass, Inc. (a)                                                       19,368
                                             7,650   Iron Mountain, Inc. (a)                                              280,755
                                             1,400   iVillage, Inc. (a)                                                    10,164
                                             2,900   JDA Software Group, Inc. (a)                                          44,022
                                             5,100   Jack Henry & Associates, Inc.                                         98,940
                                             3,185   Jacobs Engineering Group, Inc. (a)                                   214,669
                                             1,800   Jamdat Mobile, Inc. (a)                                               37,800
                                             1,700   John H. Harland Co.                                                   75,480
                                             1,900   Jupitermedia Corp. (a)                                                33,649
                                             1,821   Kana Software, Inc. (a)                                                2,786
                                               900   Kanbay International, Inc. (a)                                        16,920
                                             3,636   Keane, Inc. (a)                                                       41,559
                                             2,000   Kelly Services, Inc. Class A                                          61,320
                                               500   Keynote Systems, Inc. (a)                                              6,490
                                             1,870   Kforce, Inc. (a)                                                      19,261
                                             2,717   Kinder Morgan Management LLC (a)                                     134,655
                                             1,700   Kintera, Inc. (a)                                                      5,185
                                               400   Knology, Inc. (a)                                                      1,052
                                             2,600   Korn/Ferry International (a)                                          42,614
                                             1,875   Kronos, Inc. (a)                                                      83,700
                                             1,300   LECG Corp. (a)                                                        29,900
                                                42   LQ Corp., Inc. (a)                                                        81
                                             2,500   Labor Ready, Inc. (a)                                                 64,125
                                             6,107   Lamar Advertising Co. Class A (a)                                    277,014
                                             2,900   Laureate Education, Inc. (a)                                         142,013
                                             3,300   Lawson Software, Inc. (a)                                             22,902
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                               700   Layne Christensen Co. (a)                                      $      16,485
                                               300   Learning Care Group, Inc. (a)                                          1,770
                                             1,000   Learning Tree International, Inc. (a)                                 13,200
                                               100   Level 8 Systems, Inc. (a)                                                  3
                                             2,219   Lightbridge, Inc. (a)                                                 17,930
                                             2,700   Lionbridge Technologies (a)                                           18,225
                                             7,500   LivePerson, Inc. (a)                                                  28,200
                                             2,200   LoJack Corp. (a)                                                      46,508
                                             6,710   LookSmart, Ltd. (a)                                                    5,569
                                            11,000   Loudeye Corp. (a)(f)                                                   9,460
                                             1,200   Luminex Corp. (a)                                                     12,048
                                               900   MAXIMUS, Inc.                                                         32,175
                                             4,400   MIVA, Inc. (a)                                                        26,532
                                             5,900   MPS Group, Inc. (a)                                                   69,620
                                               800   MPW Industrial Services Group, Inc. (a)                                1,673
                                             1,300   MRO Software, Inc. (a)                                                21,892
                                             2,400   Macquarie Infrastructure Co. Trust                                    67,680
                                             2,690   Macrovision Corp. (a)                                                 51,379
                                             2,040   Magma Design Automation, Inc. (a)                                     16,565
                                             3,900   Management Network Group, Inc. (a)                                    10,101
                                             1,800   Manhattan Associates, Inc. (a)                                        41,760
                                             4,416   Manpower, Inc.                                                       196,026
                                             1,695   Mantech International Corp. Class A (a)                               44,765
                                             4,900   Manugistics Group, Inc. (a)                                            9,653
                                             1,200   Mapinfo Corp. (a)                                                     14,700
                                             3,000   Marchex, Inc. Class B (a)(f)                                          49,680
                                             1,187   Matria Healthcare, Inc. (a)                                           44,809
                                             3,000   Matrixone, Inc. (a)                                                   15,780
                                             1,600   Maxygen, Inc. (a)                                                     13,264
                                             9,377   McAfee, Inc. (a)                                                     294,625
                                             4,100   Mechanical Technology, Inc. (a)                                       15,826
                                             1,800   Medical Staffing Network Holdings, Inc. (a)                           10,566
                                             4,100   Mentor Graphics Corp. (a)                                             35,260
                                               800   Merge Technologies, Inc. (a)                                          13,640
                                             1,900   MetaSolv, Inc. (a)                                                     6,213
                                             3,700   Metro One Telecommunications, Inc. (a)                                 2,665
                                               400   Michael Baker Corp. (a)                                               10,420
                                               990   MicroStrategy, Inc. Class A (a)                                       69,587
                                             1,300   Microvision, Inc. (a)(f)                                               7,670
                                             3,700   Millennium Cell, Inc. (a)(f)                                           7,548
                                             5,966   Mindspeed Technologies, Inc. (a)(f)                                   14,378
                                             2,800   Miravant Medical Technologies (a)                                      1,036
                                             1,100   Mobius Management Systems, Inc. (a)                                    5,775
                                               400   Moldflow Corp. (a)                                                     6,368
                                             2,500   Momenta Pharmaceuticals Inc. (a)                                      68,125
                                             1,600   Morningstar, Inc. (a)                                                 51,200
                                             4,400   NAVTEQ Corp. (a)                                                     219,780
                                             1,837   NCO Group, Inc. (a)                                                   37,952
                                             2,200   NDCHealth Corp.                                                       41,624
                                             3,200   NIC, Inc. (a)                                                         20,960
                                             2,800   NMS Communications Corp. (a)                                          10,360
                                               900   NMT Medical, Inc. (a)                                                  9,918
                                               800   NVE Corp. (a)(f)                                                      12,216
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             1,900   NYFIX, Inc. (a)                                                $      10,963
                                             4,500   National Instruments Corp.                                           110,880
                                               240   Natural Health Trends Corp. (a)                                        3,598
                                             2,000   Nautilus, Inc.                                                        44,140
                                             2,700   Navigant Consulting, Inc. (a)                                         51,732
                                                13   Navisite, Inc. (a)                                                        16
                                             1,220   Neoforma, Inc. (a)                                                    10,407
                                               100   Neon Systems, Inc. (a)                                                   332
                                               200   NeoRx Corp. (a)                                                          186
                                             4,120   NetFlix, Inc. (a)(f)                                                 107,079
                                               100   Netguru, Inc. (a)                                                         82
                                             3,196   NetIQ Corp. (a)                                                       39,119
                                                57   Netmanage, Inc. (a)                                                      287
                                             1,900   Netratings, Inc. (a)                                                  28,918
                                               200   Netscout Systems, Inc. (a)                                             1,086
                                                20   NetSol Technologies, Inc. (a)                                             38
                                               200   New Century Equity Holdings Corp. (a)                                     37
                                             3,800   New Frontier Media, Inc. (a)                                          22,876
                                               400   New Horizons Worldwide, Inc. (a)                                       1,060
                                             4,200   On Assignment, Inc. (a)                                               35,910
                                               200   On2 Technologies, Inc. (a)                                               170
                                                60   Onvia, Inc. (a)                                                          313
                                               650   Onyx Software Corp. (a)                                                2,340
                                             2,200   Open Solutions, Inc. (a)                                              48,004
                                             1,400   OpenTV Corp. (a)                                                       4,018
                                             3,761   Openwave Systems, Inc. (a)                                            67,623
                                             1,200   Opnet Technologies, Inc. (a)                                          10,104
                                             4,400   Opsware, Inc. (a)                                                     22,836
                                             3,637   Option Care, Inc.                                                     53,246
                                             2,900   Orbital Sciences Corp. (a)                                            36,250
                                             1,345   Orchid Cellmark, Inc. (a)                                             11,433
                                               800   Overland Storage, Inc. (a)                                             6,520
                                               700   PC Mall, Inc. (a)                                                      4,004
                                             1,200   PC-Tel, Inc. (a)                                                      11,280
                                               900   PDI, Inc. (a)                                                         13,779
                                             2,000   PHH Corp. (a)                                                         54,920
                                             1,391   PLATO Learning, Inc. (a)                                              10,586
                                               400   PRA International (a)                                                 12,124
                                             5,700   PRG-Schultz International, Inc. (a)                                   17,157
                                             2,900   Pac-West Telecomm, Inc. (a)                                            2,262
                                             2,000   Packeteer, Inc. (a)                                                   25,100
                                             1,369   PalmSource, Inc. (a)(f)                                               24,710
                                             4,707   Panacos Pharmaceuticals, Inc. (a)                                     45,842
                                             2,300   Paxar Corp. (a)                                                       38,755
                                             2,800   Pegasus Solutions, Inc. (a)                                           25,144
                                               500   Pegasystems, Inc. (a)                                                  2,995
                                             3,000   Per-Se Technologies, Inc. (a)                                         61,980
                                             6,500   Perot Systems Corp. Class A (a)                                       91,975
                                             1,400   Phoenix Technologies Ltd. (a)                                         10,542
                                             6,690   Pixar (a)                                                            297,772
                                             5,229   Polycom, Inc. (a)                                                     84,553
                                             2,300   Pomeroy IT Solutions, Inc. (a)                                        26,128
                                             1,030   Pre-Paid Legal Services, Inc.                                         39,861
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                                10   Prescient Applied Intelligence, Inc. (a)                       $           3
                                             2,333   Priceline.com, Inc. (a)                                               45,074
                                             1,600   Princeton Review, Inc. (a)                                             9,616
                                             2,800   Progress Software Corp. (a)                                           88,956
                                             1,700   ProQuest Co. (a)                                                      61,540
                                                34   Prosoft Learning Corp. (a)                                                18
                                               102   Protection One, Inc. (a)                                               1,637
                                             1,700   QAD, Inc.                                                             14,093
                                             1,200   Quality Systems, Inc.                                                 82,908
                                             4,400   Quest Software, Inc. (a)                                              66,308
                                               500   Quixote Corp.                                                         10,695
                                               366   Quotesmith.com, Inc. (a)                                               1,233
                                             1,500   Quovadx, Inc. (a)                                                      4,545
                                             1,900   R.H. Donnelley Corp. (a)                                             120,194
                                             2,700   RPC, Inc.                                                             69,552
                                             3,700   RSA Security, Inc. (a)                                                47,027
                                             1,700   Radiant Systems, Inc. (a)                                             17,544
                                             6,800   RealNetworks, Inc. (a)                                                38,828
                                            11,300   Red Hat, Inc. (a)(f)                                                 239,447
                                             2,800   Redback Networks, Inc. (a)                                            27,776
                                             4,497   Register.com (a)                                                      34,852
                                               400   Remedytemp, Inc. Class A (a)                                           3,328
                                             1,700   Renaissance Learning, Inc.                                            30,260
                                             9,200   Republic Services, Inc. Class A                                      324,668
                                             3,200   Resources Connection, Inc. (a)                                        94,816
                                             4,500   The Reynolds & Reynolds Co. Class A                                  123,345
                                             1,165   Rigel Pharmaceuticals, Inc. (a)                                       27,692
                                               400   RightNow Technologies, Inc. (a)                                        5,888
                                               400   Rural Cellular Corp. Class A (a)                                       4,864
                                               600   SAVVIS, Inc. (a)                                                         474
                                             2,415   The SCO Group, Inc. (a)                                               10,143
                                             1,350   SFBC International, Inc. (a)                                          59,927
                                             2,600   SM&A (a)                                                              22,906
                                             1,400   SPAR Group, Inc. (a)                                                   2,310
                                               709   SPSS, Inc. (a)                                                        17,016
                                             2,000   SRA International, Inc. Class A (a)                                   70,960
                                             1,260   SS&C Technologies, Inc.                                               46,166
                                             2,400   SYKES Enterprises, Inc. (a)                                           28,560
                                               400   SYNNEX Corp. (a)                                                       6,736
                                               875   Saba Software, Inc. (a)                                                3,483
                                             1,434   SafeNet, Inc. (a)                                                     52,069
                                             5,143   Salesforce.com, Inc. (a)                                             118,906
                                               600   Salon Media Group, Inc. (a)                                               78
                                             7,400   Sapient Corp. (a)                                                     46,250
                                               100   Scientific Learning Corp. (a)                                            525
                                             1,600   Seachange International, Inc. (a)                                     10,176
                                             2,100   Secure Computing Corp. (a)                                            23,835
                                             5,700   Selectica, Inc. (a)                                                   18,297
                                             1,300   Senomyx, Inc. (a)                                                     22,139
                                             2,000   Sequenom, Inc. (a)                                                     1,920
                                             3,200   Serena Software, Inc. (a)                                             63,776
                                            17,900   The ServiceMaster Co.                                                242,366
                                            77,625   Sirius Satellite Radio, Inc. (a)(f)                                  508,444
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             4,400   Sitel Corp. (a)                                                $      12,320
                                                16   Smartserv Online, Inc. (a)                                                 7
                                               300   Sonic Foundry, Inc. (a)                                                  393
                                             3,800   SonicWALL, Inc. (a)                                                   24,130
                                             1,200   Sourcecorp (a)                                                        25,728
                                             1,200   Spartech Corp.                                                        23,448
                                             3,600   Spherion Corp. (a)                                                    27,360
                                             1,400   The Standard Register Co.                                             20,930
                                                28   Stantec, Inc. (a)                                                        874
                                               800   Startek, Inc.                                                         10,560
                                             2,900   Stericycle, Inc. (a)                                                 165,735
                                               620   Stratasys, Inc. (a)                                                   18,414
                                             6,000   Strategic Diagnostics, Inc. (a)                                       24,600
                                               900   Strayer Education, Inc.                                               85,068
                                             1,500   TheStreet.com, Inc. (a)                                                6,270
                                             2,500   SupportSoft, Inc. (a)                                                 12,600
                                            16,100   Sycamore Networks, Inc. (a)                                           60,697
                                             2,300   Symyx Technologies (a)                                                60,076
                                             8,605   Synopsys, Inc. (a)                                                   162,635
                                             1,600   Synplicity, Inc. (a)                                                  10,576
                                             1,200   Syntel, Inc.                                                          23,388
                                               600   Sypris Solutions, Inc.                                                 6,444
                                            12,200   TIBCO Software, Inc. (a)                                             101,992
                                               600   TNS, Inc. (a)                                                         14,550
                                               800   TRC Cos., Inc. (a)                                                    12,480
                                             1,882   Talx Corp.                                                            61,711
                                             8,800   Tapestry Pharmaceuticals, Inc. (a)                                     3,168
                                             2,300   TechTeam Global, Inc. (a)                                             27,784
                                               300   Technology Solutions Co. (a)                                             135
                                               200   TeleCommunication Systems, Inc. Class A (a)                              523
                                             4,500   TeleTech Holdings, Inc. (a)                                           45,090
                                               200   Tenfold Corp. (a)                                                         72
                                               600   TeraForce Technology Corp. (a)                                             1
                                             3,225   Tetra Tech, Inc. (a)                                                  54,245
                                             3,375   Tetra Technologies, Inc. (a)                                         105,368
                                             1,100   Tier Technologies, Inc. Class B (a)                                    9,515
                                             2,500   TradeStation Group, Inc. (a)                                          25,350
                                             2,800   Transaction Systems Architects, Inc. Class A (a)                      77,980
                                             2,350   Trident Microsystems, Inc. (a)                                        74,754
                                             1,300   Trizetto Group (a)                                                    18,356
                                             8,777   Tumbleweed Communications Corp. (a)                                   37,302
                                             4,200   UNOVA, Inc. (a)                                                      146,916
                                             1,800   URS Corp. (a)                                                         72,702
                                             1,200   Ultimate Software Group, Inc. (a)                                     22,104
                                             3,653   United Online, Inc.                                                   50,594
                                               600   Universal Electronics, Inc. (a)                                       10,374
                                             1,055   Universal Technical Institute, Inc. (a)                               37,569
                                             7,300   VA Software Corp. (a)                                                 10,950
                                             8,155   ValueClick, Inc. (a)                                                 139,376
                                               600   Vasco Data Security International (a)                                  5,436
                                             2,580   Ventiv Health, Inc. (a)                                               67,622
                                            15,358   VeriSign, Inc. (a)                                                   328,200
                                             1,800   Verint Systems, Inc. (a)                                              73,692
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             2,385   Verity, Inc. (a)                                               $      25,329
                                                50   Versata, Inc. (a)                                                         13
                                             7,870   Verso Technologies, Inc. (a)(f)                                        2,912
                                               460   VerticalNet, Inc. (a)                                                    276
                                             1,400   Vertrue, Inc. (a)(f)                                                  50,890
                                            16,800   Via Net.Works, Inc. (a)                                                1,042
                                             1,250   Viad Corp.                                                            34,188
                                             6,030   Viewpoint Corp. (a)                                                    8,683
                                             1,730   Vignette Corp. (a)                                                    27,524
                                             2,800   Viisage Technology, Inc. (a)                                          11,620
                                               600   Volt Information Sciences, Inc. (a)                                   12,192
                                             2,850   Waste Connections, Inc. (a)                                           99,978
                                             2,000   WatchGuard Technologies (a)                                            8,580
                                             1,640   Watson Wyatt & Co. Holdings                                           44,198
                                             2,000   Wave Systems Corp. Class A (a)                                         1,860
                                             2,700   WebEx Communications, Inc. (a)                                        66,177
                                            18,560   WebMD Corp. (a)                                                      205,645
                                             3,200   webMethods, Inc. (a)                                                  22,624
                                             1,600   Websense, Inc. (a)                                                    81,936
                                             6,250   Weight Watchers International, Inc. (a)                              322,375
                                               500   Westaff, Inc. (a)                                                      2,295
                                             5,700   Wind River Systems, Inc. (a)                                          73,701
                                             3,700   Wireless Facilities, Inc. (a)                                         21,460
                                             1,100   Witness Systems, Inc. (a)                                             22,979
                                               200   Worldgate Communications (a)                                             504
                                             5,900   Wynn Resorts Ltd. (a)                                                266,385
                                             3,400   Zix Corp. (a)(f)                                                       6,800
                                                                                                                    -------------
                                                                                                                       28,078,221
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.8%                               400   AEP Industries, Inc. (a)                                               8,840
                                             1,500   AMCOL International Corp.                                             28,605
                                             1,425   Aceto Corp.                                                            8,222
                                             4,300   Airgas, Inc.                                                         127,409
                                             2,600   Albemarle Corp.                                                       98,020
                                             1,400   Anika Therapeutics, Inc. (a)                                          16,548
                                               700   Arch Chemicals, Inc.                                                  16,275
                                             1,400   Bio-Rad Laboratories, Inc. Class A (a)                                76,986
                                             1,800   Brady Corp.                                                           55,692
                                             3,500   Cabot Corp.                                                          115,535
                                             2,300   Calgon Carbon Corp.                                                   18,170
                                             7,500   Celanese Corp. Series A                                              129,375
                                             9,780   Celgene Corp. (a)                                                    531,250
                                             6,600   Chemtura Corp.                                                        81,972
                                             2,200   Cytec Industries, Inc.                                                95,436
                                             7,636   Entegris, Inc. (a)                                                    86,287
                                             2,400   Ferro Corp.                                                           43,968
                                             5,100   Foamex International, Inc. (a)                                           230
                                             2,000   Georgia Gulf Corp.                                                    48,160
                                             1,700   H.B. Fuller Company                                                   52,836
                                               300   Hawkins, Inc.                                                          4,110
                                            13,100   Huntsman Corp. (a)                                                   256,105
                                               550   KMG Chemicals, Inc.                                                    4,285
                                             3,182   Kronos Worldwide, Inc.                                               100,997
                                             3,600   Landec Corp. (a)                                                      26,316
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             3,515   Lubrizol Corp.                                                 $     152,305
                                            13,956   Lyondell Chemical Co.                                                399,421
                                             1,600   MacDermid, Inc.                                                       42,016
                                               450   Mace Security International, Inc. (a)                                  1,166
                                             2,100   Matrixx Initiatives, Inc. (a)                                         29,862
                                            22,400   The Mosaic Co. (a)                                                   358,848
                                             6,800   Nalco Holding Co. (a)                                                114,716
                                               120   NewMarket Corp. (a)                                                    2,081
                                               800   Nuco2, Inc. (a)                                                       20,600
                                             2,200   OM Group, Inc. (a)                                                    44,286
                                             3,392   Olin Corp.                                                            64,414
                                             2,400   Omnova Solutions, Inc. (a)                                            10,488
                                             2,000   Oxigene, Inc. (a)(f)                                                  10,540
                                               400   Penford Corp.                                                          5,348
                                             5,500   PolyOne Corp. (a)                                                     33,330
                                               600   Quaker Chemical Corp.                                                 10,428
                                             6,800   RPM International, Inc.                                              125,120
                                             1,900   Repligen Corp. (a)                                                     5,928
                                             1,000   Rogers Corp. (a)                                                      38,700
                                             3,900   Rollins, Inc.                                                         76,128
                                             1,100   Schawk, Inc.                                                          21,989
                                             3,300   Schulman A, Inc.                                                      59,235
                                             3,200   Sensient Technologies Corp.                                           60,640
                                               400   Stepan Co.                                                            10,024
                                             1,300   TOR Minerals International, Inc. (a)                                   7,150
                                             2,200   Terra Nitrogen Co. LP                                                 52,316
                                             1,600   Tredegar Corp.                                                        20,816
                                             1,600   Trex Co., Inc. (a)                                                    38,400
                                             1,100   UAP Holding Corp.                                                     19,910
                                             7,000   Valspar Corp.                                                        156,520
                                             1,900   WD-40 Co.                                                             50,369
                                             3,800   WR Grace & Co. (a)                                                    34,010
                                             4,000   Wellman, Inc.                                                         25,320
                                             2,800   Westlake Chemical Corp.                                               75,824
                                             1,000   Zoltek Cos., Inc. (a)(f)                                              13,150
                                                                                                                    -------------
                                                                                                                        4,223,027
---------------------------------------------------------------------------------------------------------------------------------
Construction - 2.3%                            400   Ablest, Inc. (a)                                                       3,692
                                             1,000   American Woodmark Corp.                                               33,600
                                               400   Ameron International Corp.                                            18,560
                                             2,900   Apogee Enterprises, Inc.                                              49,590
                                             7,800   Armstrong Holdings, Inc. (a)                                          17,160
                                               400   Beacon Roofing Supply, Inc. (a)                                       13,068
                                             2,364   Beazer Homes USA, Inc.                                               138,696
                                             1,000   BlueLinx Holdings, Inc.                                               13,440
                                             1,900   Brookfield Homes Corp.                                               105,507
                                               600   Bucyrus International, Inc.                                           29,478
                                             1,900   Builders FirstSource, Inc. (a)                                        42,427
                                             1,140   Building Material Holding Corp.                                      106,237
                                             1,100   Carter's, Inc. (a)                                                    62,480
                                             1,410   Cavco Industries, Inc. (a)                                            51,155
                                             2,375   Ceradyne, Inc. (a)                                                    87,115
                                             1,400   Comstock Homebuilding Cos., Inc. Class A (a)                          27,888
                                               500   Dominion Homes, Inc. (a)                                               7,965
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             2,733   Dycom Industries, Inc. (a)                                     $      55,261
                                               900   EMCOR Group, Inc. (a)                                                 53,370
                                             1,340   Eagle Materials, Inc.                                                162,636
                                             1,800   ElkCorp                                                               64,386
                                             3,975   Florida Rock Industries, Inc.                                        254,758
                                               600   Global Power Equipment Group, Inc. (a)                                 4,278
                                             2,050   Granite Construction, Inc.                                            78,392
                                             3,500   Hovnanian Enterprises, Inc. Class A (a)                              179,200
                                               500   Infrasource Services, Inc. (a)                                         7,275
                                             1,600   Insituform Technologies, Inc. Class A (a)                             27,664
                                             2,200   Integrated Electrical Services, Inc. (a)(f)                            6,160
                                             1,800   Interline Brands Inc. (a)                                             37,818
                                               800   International Aluminum Corp.                                          29,680
                                               300   LS Starrett Co. Class A                                                5,493
                                               750   LSI Industries, Inc.                                                  14,250
                                             4,400   Lafarge North America, Inc.                                          297,484
                                             8,580   Lennar Corp. Class A                                                 512,741
                                             1,180   Levitt Corp. Class A                                                  27,069
                                             1,400   M/I Homes, Inc.                                                       75,964
                                             2,516   MDC Holdings, Inc.                                                   198,487
                                             2,800   Martin Marietta Materials, Inc.                                      219,688
                                             1,900   Mastec, Inc. (a)                                                      20,710
                                             1,500   Meritage Homes Corp. (a)                                             114,990
                                             1,200   NCI Building Systems, Inc. (a)                                        48,948
                                               416   NVR, Inc. (a)                                                        368,139
                                             2,300   Palm Harbor Homes, Inc. (a)(f)                                        44,689
                                               100   Patriot Transportation Holding, Inc. (a)                               6,870
                                               500   Performance Technologies, Inc. (a)                                     3,575
                                             1,400   Perini Corp. (a)                                                      25,480
                                             6,600   Quanta Services, Inc. (a)                                             84,216
                                             2,300   Ryland Group, Inc.                                                   157,366
                                             3,700   SBA Communications Corp. Class A (a)                                  57,165
                                             2,200   Simpson Manufacturing Co., Inc.                                       86,108
                                               100   Skyline Corp.                                                          4,064
                                             4,600   Standard-Pacific Corp.                                               190,946
                                             3,300   Technical Olympic USA, Inc.                                           86,328
                                             1,300   Texas Industries, Inc.                                                70,720
                                             8,600   Toll Brothers, Inc. (a)                                              384,162
                                             1,700   U.S. Concrete, Inc. (a)                                               13,107
                                             3,000   USG Corp. (a)                                                        206,160
                                               500   United Mobile Homes, Inc.                                              7,930
                                             2,600   WCI Communities, Inc. (a)                                             73,762
                                             1,900   WESCO International, Inc. (a)                                         64,353
                                             2,100   Walter Industries, Inc.                                              102,732
                                             3,300   West Corp. (a)                                                       123,387
                                             5,300   Westell Technologies, Inc. Class A (a)                                19,292
                                               600   William Lyon Homes, Inc. (a)                                          93,120
                                             1,300   Wilsons The Leather Experts (a)                                        7,930
                                             2,300   Yankee Candle Co., Inc.                                               56,350
                                                                                                                    -------------
                                                                                                                        5,642,711
---------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.6%                   1,700   American Technology Corp. (a)                                          8,653
                                             1,665   Applica, Inc. (a)                                                      2,781
                                               700   Bassett Furniture Industries, Inc.                                    13,034
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             4,200   Champion Enterprises, Inc. (a)                                 $      62,076
                                             2,800   Compx International, Inc.                                             45,920
                                               100   Conn's, Inc. (a)                                                       2,772
                                               800   Design Within Reach, Inc. (a)                                          7,224
                                             1,700   Emerson Radio (a)                                                      5,848
                                             2,000   Ethan Allen Interiors, Inc.                                           62,700
                                               200   Flexsteel Industries                                                   3,004
                                             3,100   Furniture Brands International, Inc.                                  55,893
                                            24,900   Gemstar-TV Guide International, Inc. (a)                              73,704
                                             1,600   Genlyte Group, Inc. (a)                                               76,928
                                             3,020   Griffon Corp. (a)                                                     74,292
                                             1,100   Haverty Furniture Cos., Inc.                                          13,453
                                             2,400   Helen of Troy Ltd. (a)                                                49,536
                                             3,400   Interface, Inc. Class A (a)                                           28,084
                                             2,300   Kimball International, Inc. Class B                                   27,807
                                               200   Koss Corp.                                                             3,463
                                             3,100   La-Z-Boy, Inc.                                                        40,889
                                               600   Lifetime Brands, Inc.                                                 16,104
                                               500   Mac-Gray Corp. (a)                                                     6,475
                                             3,764   Mohawk Industries, Inc. (a)                                          302,061
                                               400   National Presto Industries, Inc.                                      17,124
                                             2,805   Restoration Hardware, Inc. (a)                                        17,728
                                             1,700   Rockford Corp. (a)                                                     5,729
                                               500   The Rowe Cos. (a)                                                      1,750
                                               600   Salton, Inc. (a)(f)                                                    1,974
                                             2,100   Select Comfort Corp. (a)                                              41,958
                                             1,500   Stanley Furniture Co., Inc.                                           39,285
                                             1,600   Sturm Ruger & Co., Inc.                                               14,720
                                             5,700   Tempur-Pedic International, Inc. (a)                                  67,488
                                             2,890   Toro Co.                                                             106,236
                                             4,300   United Rentals, Inc. (a)                                              84,753
                                               642   Virco Manufacturing Corp. (a)                                          4,879
                                               600   Water Pik Technologies, Inc. (a)                                      12,180
                                                                                                                    -------------
                                                                                                                        1,398,505
---------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables - 0.2%              23,477   Expedia, Inc. (a)                                                    465,079
                                             2,000   Nutri/System, Inc. (a)                                                50,040
                                                                                                                    -------------
                                                                                                                          515,119
---------------------------------------------------------------------------------------------------------------------------------
Containers - 0.3%                            1,500   Anchor Glass Container Corp. (a)                                         173
                                             9,900   Crown Holdings, Inc. (a)                                             157,806
                                             9,900   Graphic Packaging Corp. (a)                                           27,720
                                             1,200   Greif, Inc.                                                           72,120
                                             1,600   Mobile Mini, Inc. (a)                                                 69,360
                                             9,000   Owens-Illinois, Inc. (a)                                             185,580
                                               500   Packaging Dynamics Corp.                                               6,300
                                             2,000   Silgan Holdings, Inc.                                                 66,520
                                             5,600   Sonoco Products Co.                                                  152,936
                                                                                                                    -------------
                                                                                                                          738,515
---------------------------------------------------------------------------------------------------------------------------------
Domestic Oil - 3.2%                          1,393   Atlas America, Inc. (a)                                               68,048
                                             2,000   Bill Barrett Corp. (a)                                                73,640
                                             1,900   Bois d'Arc Energy, Inc. (a)                                           32,699
                                             2,800   Cal Dive International, Inc. (a)                                     177,548
                                             1,000   Callon Petroleum Co. (a)                                              20,930
                                             2,500   Carrizo Oil & Gas, Inc. (a)                                           73,250
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                            15,900   Chesapeake Energy Corp.                                        $     608,175
                                               600   Clayton Williams Energy, Inc. (a)                                     25,920
                                             2,000   Comstock Resources, Inc. (a)                                          65,620
                                             5,310   Consol Energy, Inc.                                                  404,994
                                               300   Crosstex Energy LP                                                    12,063
                                             4,035   Delta Petroleum Corp. (a)                                             83,726
                                             7,700   Diamond Offshore Drilling                                            471,625
                                               400   Dorchester Minerals LP                                                12,260
                                             2,700   Edge Petroleum Corp. (a)                                              71,253
                                             1,243   Enbridge Energy Management LLC (a)                                    68,688
                                             1,800   Encore Acquisition Co. (a)                                            69,930
                                             1,900   Energy Partners Ltd. (a)                                              59,318
                                               100   FX Energy, Inc. (a)                                                    1,197
                                             4,000   Frontier Oil Corp.                                                   177,400
                                             9,430   Global Industries Ltd. (a)                                           138,998
                                             1,230   Gulf Island Fabrication, Inc.                                         35,363
                                             1,200   Gulfmark Offshore, Inc. (a)                                           38,724
                                             4,200   Harvest Natural Resources, Inc. (a)                                   45,066
                                             1,700   Holly Corp.                                                          108,766
                                             1,400   Houston Exploration Co. (a)                                           94,150
                                             2,900   KCS Energy, Inc. (a)                                                  79,837
                                             2,600   Magellan Midstream Partners                                           89,102
                                             1,900   Matrix Service Co. (a)(f)                                             15,295
                                             2,500   McMoRan Exploration Co. (a)(f)                                        48,600
                                             4,600   Meridian Resource Corp. (a)                                           19,182
                                             6,998   Newfield Exploration Co. (a)                                         343,602
                                             1,500   OYO Geospace Corp. (a)                                                29,715
                                               900   PYR Energy Corp. (a)                                                   1,458
                                             2,000   Pacific Energy Partners LP                                            63,700
                                             9,410   Patterson-UTI Energy, Inc.                                           339,513
                                             6,316   PetroHawk Energy Corp. (a)                                            91,014
                                             2,600   Petroquest Energy, Inc. (a)                                           27,144
                                             8,175   Pioneer Natural Resources Co.                                        448,971
                                             5,184   Plains Exploration & Production Co. (a)                              221,979
                                             3,600   Pogo Producing Co.                                                   212,184
                                             7,800   Pride International, Inc. (a)                                        222,378
                                             4,380   Quicksilver Resources, Inc. (a)                                      209,320
                                             1,800   Remington Oil & Gas Corp. (a)                                         74,700
                                             1,700   Spinnaker Exploration Co. (a)                                        109,973
                                             4,400   St. Mary Land & Exploration Co.                                      161,040
                                             1,579   Stone Energy Corp. (a)                                                96,382
                                               800   Sunoco Logistics Partners LP                                          30,920
                                             2,800   Superior Energy Services (a)                                          64,652
                                             2,700   Syntroleum Corp. (a)                                                  39,312
                                             2,500   T-3 Energy Services Inc. (a)                                          41,750
                                             3,400   TEPPCO Partners LP                                                   138,040
                                             4,000   Tesoro Corp.                                                         268,960
                                             2,400   Todco Class A                                                        100,104
                                             4,700   Transmontaigne, Inc. (a)                                              37,553
                                             8,200   Ultra Petroleum Corp. (a)                                            466,416
                                             1,800   Universal Compression Holdings, Inc. (a)                              71,586
                                             1,200   Valero LP                                                             68,376
                                               500   Valley National Gases, Inc. (a)                                        8,240
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             3,900   Vintage Petroleum, Inc.                                        $     178,074
                                             2,600   W&T Offshore, Inc.                                                    84,318
                                               200   Warren Resources, Inc. (a)                                             3,350
                                             1,100   Whiting Petroleum Corp. (a)                                           48,224
                                                                                                                    -------------
                                                                                                                        7,594,315
---------------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine - 10.1%                     3,000   AMERIGROUP Corp. (a)                                                  57,360
                                               900   ATS Medical, Inc. (a)                                                  3,330
                                             3,000   AVANIR Pharmaceuticals Class A (a)                                     9,270
                                             2,200   AVI BioPharma, Inc. (a)                                                5,808
                                             1,100   Abaxis, Inc. (a)                                                      14,355
                                             5,200   Abgenix, Inc. (a)                                                     65,936
                                             1,100   Abiomed, Inc. (a)                                                     11,077
                                             2,000   Able Laboratories, Inc. (a)(f)                                           300
                                             1,600   Accelrys, Inc. (a)                                                    10,816
                                             4,300   Adolor Corp. (a)                                                      45,924
                                             3,635   Advanced Medical Optics, Inc. (a)                                    137,948
                                             1,700   Advanced Neuromodulation Systems, Inc. (a)                            80,682
                                             1,400   Advancis Pharmaceutical Corp. (a)                                      1,974
                                             1,700   Air Methods Corp. (a)                                                 19,244
                                             1,900   Albany Molecular Research, Inc. (a)                                   23,142
                                             1,600   Alexion Pharmaceuticals, Inc. (a)                                     44,288
                                             3,500   Align Technology, Inc. (a)                                            23,520
                                             5,000   Alkermes, Inc. (a)                                                    84,000
                                             1,700   Alliance Imaging, Inc. (a)                                            14,535
                                             5,800   Allos Therapeutics (a)                                                14,152
                                             2,345   Allscripts Healthcare Solutions, Inc. (a)                             42,257
                                             2,200   Alpharma, Inc. Class A                                                54,714
                                             1,600   Amedisys, Inc. (a)                                                    62,400
                                               400   America Service Group, Inc. (a)                                        6,636
                                             2,500   American Healthways, Inc. (a)                                        106,000
                                             4,000   American Medical Systems Holdings, Inc. (a)                           80,600
                                             4,350   American Pharmaceutical Partners, Inc. (a)(f)                        198,621
                                             2,800   Amsurg Corp. (a)                                                      76,608
                                             6,100   Amylin Pharmaceuticals, Inc. (a)                                     212,219
                                             3,400   Anadys Pharmaceuticals, Inc. (a)                                      36,278
                                             4,200   Andrx Corp. (a)                                                       64,806
                                               513   Angiodynamics, Inc. (a)                                               10,773
                                               100   Animas Corp. (a)                                                       1,570
                                             2,900   Antigenics, Inc. (a)(f)                                               15,718
                                             5,585   Aphton Corp. (a)                                                       3,519
                                             4,300   Applera Corp. - Celera Genomics Group (a)                             52,159
                                             2,800   Apria Healthcare Group, Inc. (a)                                      89,348
                                             8,200   Aradigm Corp. (a)(f)                                                   8,774
                                             2,040   Arena Pharmaceuticals, Inc. (a)                                       20,196
                                             3,100   Ariad Pharmaceuticals, Inc. (a)                                       23,033
                                             1,630   Arqule, Inc. (a)                                                      12,763
                                             1,400   Array Biopharma, Inc. (a)                                             10,052
                                             2,400   Arrow International, Inc.                                             67,680
                                             1,700   Arthrocare Corp. (a)                                                  68,374
                                               900   Aspect Medical Systems, Inc. (a)                                      26,667
                                             3,100   Atherogenics Inc. (a)(f)                                              49,693
                                             4,400   Avant Immunotherapeutics, Inc. (a)                                     5,720
                                             1,000   Avigen, Inc. (a)                                                       2,780
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             3,000   Axonyx, Inc. (a)                                               $       3,330
                                             5,363   Barr Pharmaceuticals, Inc. (a)                                       294,536
                                               200   Barrier Therapeutics, Inc. (a)                                         1,678
                                             3,500   Beckman Coulter, Inc.                                                188,930
                                             6,400   Beverly Enterprises, Inc. (a)                                         78,400
                                             3,100   BioCryst Pharmaceuticals, Inc. (a)                                    30,318
                                             2,400   Biolase Technology, Inc. (f)                                          17,112
                                             3,800   BioMarin Pharmaceuticals, Inc. (a)                                    33,174
                                            18,316   Biopure Corp. (a)                                                     20,331
                                             2,096   Bioscript, Inc. (a)                                                   13,624
                                             1,360   Biosite, Inc. (a)                                                     84,130
                                               100   Biosource International, Inc. (a)                                      1,259
                                               900   BioSphere Medical, Inc. (a)                                            5,112
                                             1,800   BioVeris Corp. (a)                                                    10,476
                                             2,400   Bradley Pharmaceuticals, Inc. (a)                                     26,208
                                               388   Britesmile, Inc. (a)(f)                                                  365
                                               800   CNS, Inc.                                                             20,856
                                             2,800   CV Therapeutics, Inc. (a)                                             74,900
                                            16,300   Calypte Biomedical Corp. (a)                                           3,912
                                             1,200   Cambrex Corp.                                                         22,752
                                             1,600   CancerVax Corp. (a)                                                    5,504
                                               510   Cardiac Science Corp. (a)                                              5,467
                                             2,900   Cardiodynamics International Corp. (a)                                 3,915
                                             1,476   Cardiotech International, Inc. (a)                                     3,410
                                             9,200   Cell Therapeutics, Inc. (a)(f)                                        26,312
                                             3,300   Centene Corp. (a)                                                     82,599
                                             3,200   Cephalon, Inc. (a)                                                   148,544
                                             1,400   Cerus Corp. (a)                                                       12,404
                                             3,692   Charles River Laboratories International, Inc. (a)                   161,045
                                               900   Cholestech Corp. (a)                                                   9,072
                                             1,700   Ciphergen Biosystems, Inc. (a)                                         3,145
                                            11,200   Clarient, Inc. (a)(f)                                                 17,920
                                             2,500   Collagenex Pharmaceuticals, Inc. (a)                                  24,800
                                             7,700   Columbia Laboratories, Inc. (a)                                       28,952
                                             5,000   Community Health Systems, Inc. (a)                                   194,050
                                             2,700   Compex Technologies, Inc. (a)                                         11,664
                                             3,900   Conceptus, Inc. (a)                                                   45,240
                                             2,050   Conmed Corp. (a)                                                      57,154
                                               500   Conor Medsystems, Inc. (a)                                            11,750
                                             2,643   Cooper Cos., Inc.                                                    202,480
                                               142   CorAutus Genetics, Inc. (a)                                              639
                                             1,600   Corgentech, Inc. (a)                                                   3,776
                                               600   Corvel Corp. (a)                                                      14,376
                                             3,600   Covance, Inc. (a)                                                    172,764
                                             2,400   CryoLife, Inc. (a)                                                    16,680
                                             3,600   Cubist Pharmaceuticals, Inc. (a)                                      77,544
                                             1,935   Curative Health Services, Inc. (a)                                     1,877
                                             2,300   Curis, Inc. (a)                                                       10,557
                                             1,400   Cyberonics, Inc. (a)                                                  41,776
                                             1,800   Cypress Bioscience, Inc. (a)                                           9,702
                                               930   Cytogen Corp. (a)                                                      3,757
                                             1,700   Cytokinetics, Inc. (a)                                                13,838
                                             6,400   Cytyc Corp. (a)                                                      171,840
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                               500   DJ Orthopedics, Inc. (a)                                       $      14,470
                                             5,350   Dade Behring Holdings, Inc.                                          196,131
                                             1,400   Datascope Corp.                                                       43,428
                                             6,100   DaVita, Inc. (a)                                                     281,027
                                               900   Daxor Corp. (a)                                                       13,698
                                             3,430   Dendreon Corp. (a)                                                    23,015
                                             5,150   Dentsply International, Inc.                                         278,203
                                             2,100   Depomed, Inc. (a)                                                     13,608
                                               500   DexCom, Inc. (a)                                                       5,810
                                             1,700   Diagnostic Products Corp.                                             89,641
                                             1,300   Dialysis Corp. of America (a)                                         16,835
                                               200   Diametrics Medical, Inc. (a)                                               3
                                             1,000   Digene Corp. (a)                                                      28,500
                                             2,800   Discovery Laboratories, Inc. (a)                                      18,060
                                             2,200   Dov Pharmaceutical, Inc. (a)                                          37,356
                                             3,000   Durect Corp. (a)(f)                                                   20,550
                                               600   Dusa Pharmaceuticals, Inc. (a)                                         6,360
                                                 4   Dynacq Healthcare, Inc. (a)                                               18
                                               600   E-Z-EM, Inc. (a)                                                       8,490
                                             1,300   EPIX Pharmaceuticals, Inc. (a)                                        10,010
                                             3,500   Edwards Lifesciences Corp. (a)                                       155,435
                                             2,300   Emisphere Technologies, Inc. (a)                                      10,350
                                               400   Encore Medical Corp. (a)                                               1,880
                                             7,800   Endo Pharmaceuticals Holdings, Inc. (a)                              208,026
                                               200   Endologix, Inc. (a)                                                    1,016
                                             4,300   Entremed, Inc. (a)                                                    10,277
                                               673   Enzo Biochem, Inc. (a)                                                10,337
                                             2,600   Enzon Pharmaceuticals, Inc. (a)                                       17,238
                                               725   Escalon Medical Corp. (a)                                              4,415
                                             1,600   Exact Sciences Corp. (a)                                               2,912
                                               700   Exactech, Inc. (a)                                                    10,360
                                             2,900   ev3, Inc. (a)                                                         54,375
                                             3,700   Eyetech Pharmaceuticals, Inc. (a)                                     66,452
                                             3,050   First Horizon Pharmaceutical Corp. (a)                                60,604
                                            17,300   Fonar Corp. (a)                                                       18,511
                                             1,300   FoxHollow Technologies Inc. (a)                                       61,893
                                             2,900   Gen-Probe, Inc. (a)                                                  143,405
                                             3,400   Genaera Corp. (a)                                                      6,494
                                             1,900   Gene Logic, Inc. (a)                                                   9,291
                                             5,300   Genelabs Technologies (a)                                              3,392
                                            62,440   Genentech, Inc. (a)(f)                                             5,258,072
                                             1,150   Genesis HealthCare Corp. (a)                                          46,368
                                             1,400   Genitope Corp. (a)                                                     9,716
                                             9,700   Genta, Inc. (a)                                                       14,550
                                             3,100   Geron Corp. (a)(f)                                                    31,837
                                               133   GlycoGenesys, Inc. (a)                                                   137
                                             1,200   Greatbatch, Inc. (a)                                                  32,928
                                             4,900   Guilford Pharmaceuticals, Inc. (a)                                    17,885
                                             1,500   Haemonetics Corp. (a)                                                 71,295
                                             6,480   Health Net, Inc. (a)                                                 306,634
                                             2,451   Healthcare Services Group                                             47,182
                                             2,200   HealthExtras, Inc. (a)                                                47,036
                                             1,900   HealthTronics, Inc. (a)                                               18,924
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             1,300   Hemispherx Biopharma, Inc. (a)(f)                              $       2,210
                                             4,200   Henry Schein, Inc. (a)                                               179,004
                                             1,050   Hi-Tech Pharmacal Co., Inc. (a)                                       31,584
                                             3,545   Hillenbrand Industries, Inc.                                         166,792
                                             2,300   Hollis-Eden Pharmaceuticals (a)(f)                                    14,697
                                             1,200   Hologic, Inc. (a)                                                     69,300
                                             2,600   Hooper Holmes, Inc.                                                   10,218
                                             7,600   Human Genome Sciences, Inc. (a)                                      103,284
                                             2,900   Hydron Technologies, Inc. (a)                                            609
                                             1,100   I-Flow Corp. (a)                                                      15,081
                                             3,700   ICOS Corp. (a)                                                       102,194
                                             1,200   ICU Medical, Inc. (a)                                                 34,512
                                             1,600   II-VI, Inc. (a)                                                       28,384
                                            14,143   IVAX Corp. (a)                                                       372,809
                                             2,500   Idexx Laboratories, Inc. (a)                                         167,200
                                             4,921   ImClone Systems, Inc. (a)                                            154,765
                                             2,625   Immucor, Inc. (a)                                                     72,030
                                             4,000   Immunicon Corp. (a)                                                   15,720
                                             2,400   Immunogen, Inc. (a)                                                   17,616
                                             3,200   Immunomedics, Inc. (a)(f)                                              6,464
                                             2,400   Inamed Corp. (a)                                                     181,632
                                             5,700   Incyte Corp. (a)                                                      26,790
                                             4,800   Indevus Pharmaceuticals, Inc. (a)                                     13,824
                                             2,900   Inkine Pharmaceutical Co. (a)                                         10,585
                                             4,200   Insmed, Inc. (a)(f)                                                    5,628
                                             2,400   Inspire Pharmaceuticals, Inc. (a)                                     18,240
                                             1,900   Integra LifeSciences Holdings Corp. (a)                               72,694
                                             3,600   InterMune, Inc. (a)                                                   59,580
                                             2,700   IntraLase Corp. (a)                                                   39,717
                                                16   Intrabiotics Pharmaceuticals, Inc. (a)                                    59
                                             1,500   Introgen Therapeutics, Inc. (a)(f)                                     7,830
                                             1,950   Intuitive Surgical, Inc. (a)                                         142,916
                                             1,800   Invacare Corp.                                                        75,006
                                               828   Inverness Medical Innovations, Inc. (a)                               21,967
                                             4,400   Isis Pharmaceuticals, Inc. (a)                                        22,220
                                             2,000   KV Pharmaceutical Co. Class A (a)                                     35,540
                                             1,200   Kendle International, Inc. (a)                                        33,768
                                             1,000   Kensey Nash Corp. (a)                                                 30,660
                                             2,190   Kindred Healthcare, Inc. (a)                                          65,262
                                             3,615   Kinetic Concepts, Inc. (a)                                           205,332
                                             1,700   Kosan Biosciences, Inc. (a)                                           12,359
                                             1,900   Kyphon, Inc. (a)                                                      83,486
                                             1,150   LCA-Vision, Inc.                                                      42,688
                                             3,700   La Jolla Pharmaceutical Co. (a)                                        2,812
                                             1,100   Lakeland Industries, Inc. (a)                                         19,448
                                               400   Landauer, Inc.                                                        19,600
                                               300   Langer, Inc. (a)                                                       1,525
                                             1,000   Large Scale Biology Corp. (a)(f)                                         830
                                               800   Lectec Corp.                                                             520
                                             2,700   Lexicon Genetics, Inc. (a)                                            10,746
                                             2,900   Lifecell Corp. (a)                                                    62,727
                                               700   Lifecore Biomedical, Inc. (a)                                          8,463
                                             3,045   LifePoint Hospitals, Inc. (a)                                        133,158
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             5,700   Lincare Holdings, Inc. (a)                                     $     233,985
                                             4,100   MGI Pharma, Inc. (a)                                                  95,571
                                             1,100   Macrochem Corp. (a)                                                       55
                                             1,479   Magellan Health Services, Inc. (a)                                    51,987
                                             1,300   Mannatech, Inc.                                                       15,405
                                             1,700   Martek Biosciences Corp. (a)                                          59,721
                                             3,300   Maxim Pharmaceuticals, Inc. (a)                                        4,422
                                               600   Med-Design Corp. (a)                                                     288
                                             5,000   Medarex, Inc. (a)                                                     47,600
                                             1,100   Medcath Corp. (a)                                                     26,125
                                             1,474   Medco Health Solutions, Inc. (a)                                      80,819
                                               800   Medical Action Industries, Inc. (a)                                   13,728
                                             2,870   Medicines Co. (a)                                                     66,039
                                             3,200   Medicis Pharmaceutical Corp. Class A                                 104,192
                                             1,030   Medis Technologies Ltd. (a)(f)                                        18,489
                                               300   Medwave, Inc. (a)                                                        900
                                             2,800   Mentor Corp.                                                         154,028
                                             1,350   Meridian Bioscience, Inc.                                             27,945
                                             1,568   Merit Medical Systems, Inc. (a)                                       27,816
                                               300   Metropolitan Health Networks, Inc. (a)                                   798
                                             2,600   Microtek Medical Holdings, Inc. (a)                                    9,646
                                            17,438   Millennium Pharmaceuticals, Inc. (a)                                 162,697
                                             1,600   Mine Safety Appliances Co.                                            61,920
                                             1,000   Molecular Devices Corp. (a)                                           20,890
                                             1,100   Molina Healthcare, Inc. (a)                                           27,489
                                             6,760   Monogram Biosciences, Inc. (a)                                        15,886
                                             1,800   Myriad Genetics, Inc. (a)                                             39,348
                                             3,900   NBTY, Inc. (a)                                                        91,650
                                             3,740   NPS Pharmaceuticals, Inc. (a)                                         37,811
                                             3,400   Nabi Biopharmaceuticals (a)                                           44,540
                                               150   National Dentex Corp. (a)                                              3,090
                                               400   National Healthcare Corp.                                             14,000
                                               400   Natrol, Inc. (a)                                                         940
                                               900   Nature's Sunshine Products, Inc.                                      20,916
                                             3,000   Natus Medical, Inc. (a)                                               36,510
                                             4,900   Nektar Therapeutics (a)                                               83,055
                                             2,086   Neopharm, Inc. (a)                                                    25,866
                                             1,900   Neose Technologies, Inc. (a)                                           4,465
                                             2,145   Neurocrine Biosciences, Inc. (a)                                     105,513
                                             1,200   Neurogen Corp. (a)                                                     8,256
                                               400   New River Pharmaceuticals, Inc. (a)                                   19,176
                                             1,600   Northfield Laboratories, Inc. (a)                                     20,640
                                             2,400   Novavax, Inc. (a)(f)                                                   4,200
                                             2,100   Noven Pharmaceuticals, Inc. (a)                                       29,400
                                             1,400   Nutraceutical International Corp. (a)                                 19,908
                                             2,800   NuVasive, Inc. (a)                                                    52,472
                                             2,421   Nuvelo, Inc. (a)                                                      23,242
                                             3,700   OCA, Inc. (a)(f)                                                       5,550
                                             2,613   OSI Pharmaceuticals, Inc. (a)                                         76,404
                                             4,000   Oakley, Inc.                                                          69,360
                                             3,050   Odyssey HealthCare, Inc. (a)                                          51,759
                                             6,000   Omnicare, Inc.                                                       337,380
                                             2,000   Onyx Pharmaceuticals, Inc. (a)                                        49,960
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             4,575   OraSure Technologies, Inc. (a)                                 $      43,142
                                             4,100   Orthologic Corp. (a)                                                  15,703
                                             5,920   Orthovita, Inc. (a)                                                   25,338
                                             4,400   Oscient Pharmaceuticals Corp. (a)                                      9,328
                                             3,300   Osteotech, Inc. (a)                                                   18,909
                                             2,300   Owens & Minor, Inc.                                                   67,505
                                             5,600   PSS World Medical, Inc. (a)                                           74,704
                                             4,560   Pacificare Health Systems, Inc. (a)                                  363,797
                                             2,600   Pain Therapeutics, Inc. (a)                                           16,354
                                             1,700   Par Pharmaceutical Cos., Inc. (a)                                     45,254
                                             2,700   Parexel International Corp. (a)                                       54,243
                                             7,800   Patterson Cos., Inc. (a)                                             312,234
                                             1,180   Pediatric Services of America, Inc. (a)                               16,508
                                             1,500   Pediatrix Medical Group, Inc. (a)                                    115,230
                                             1,300   Penwest Pharmaceuticals Co. (a)                                       22,789
                                             8,500   Peregrine Pharmaceuticals, Inc. (a)                                    8,500
                                             5,000   Perrigo Co.                                                           71,550
                                             3,400   Pharmaceutical Product Development, Inc.                             195,534
                                               700   Pharmacopeia Drug Discovery, Inc. (a)                                  2,506
                                             2,290   Pharmacyclics, Inc. (a)                                               20,656
                                             1,800   Pharmion Corp. (a)                                                    39,258
                                             1,140   Pharmos Corp. (a)                                                      2,417
                                             1,423   PolyMedica Corp.                                                      49,720
                                             2,300   Pozen, Inc. (a)                                                       25,277
                                             3,100   Praecis Pharmaceuticals, Inc. (a)                                      1,426
                                             2,500   Prestige Brands Holdings, Inc. (a)                                    30,800
                                             2,200   Priority Healthcare Corp. (a)                                         61,292
                                               500   Progenics Pharmaceuticals, Inc. (a)                                   11,855
                                             5,500   Protein Design Labs, Inc. (a)                                        154,000
                                               800   Proxymed, Inc. (a)                                                     4,056
                                               125   Psychemedics Corp.                                                     1,700
                                             1,666   Psychiatric Solutions, Inc. (a)                                       90,347
                                             2,700   QMed, Inc. (a)                                                        33,912
                                             1,900   Quidel Corp. (a)                                                      17,974
                                             2,000   Radiation Therapy Services, Inc. (a)                                  63,720
                                             1,100   Radiologix, Inc. (a)                                                   4,026
                                             1,600   Regeneration Technologies, Inc. (a)                                   13,072
                                             2,800   Regeneron Pharmaceuticals, Inc. (a)                                   26,572
                                             1,900   RehabCare Group, Inc. (a)                                             38,988
                                             4,450   Renal Care Group, Inc. (a)                                           210,574
                                             2,500   Renovis, Inc. (a)                                                     33,825
                                             1,200   Res-Care, Inc. (a)                                                    18,468
                                             2,100   Resmed, Inc. (a)                                                     167,265
                                             3,400   Respironics, Inc. (a)                                                143,412
                                             1,300   Retractable Technologies, Inc. (a)                                     5,954
                                             7,000   Rita Medical Systems, Inc. (a)                                        24,920
                                             3,100   Salix Pharmaceuticals Ltd. (a)                                        65,875
                                             1,300   Sangamo Biosciences, Inc. (a)                                          5,707
                                             6,000   Santarus, Inc. (a)                                                    37,260
                                             3,500   Savient Pharmaceuticals, Inc. (a)                                     13,195
                                             5,700   Sciclone Pharmaceuticals, Inc. (a)                                    32,148
                                             2,200   Seattle Genetics, Inc. (a)                                            11,550
                                             6,055   Sepracor, Inc. (a)                                                   357,184
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             2,385   Serologicals Corp. (a)                                         $      53,806
                                             2,000   Sierra Health Services, Inc. (a)                                     137,740
                                             2,015   Sirna Therapeutics, Inc. (a)(f)                                        8,866
                                             3,500   Sonic Innovations, Inc. (a)                                           15,484
                                               800   SonoSite, Inc. (a)                                                    23,744
                                             1,900   Sparta Surgical Corp. (a)                                                  0
                                               900   Specialty Laboratories, Inc. (a)                                      11,907
                                                16   Spectrum Pharmaceuticals, Inc. (a)                                        79
                                             2,400   Staar Surgical Co. (a)                                                13,224
                                             4,600   Star Scientific, Inc. (a)(f)                                          15,456
                                             3,400   Steris Corp.                                                          80,886
                                             1,300   Sunrise Senior Living, Inc. (a)(f)                                    86,762
                                             2,630   SuperGen, Inc. (a)                                                    16,569
                                             1,600   SurModics, Inc. (a)                                                   61,904
                                             2,300   Sybron Dental Specialties, Inc. (a)                                   95,634
                                               100   Symbion, Inc. (a)                                                      2,587
                                               900   Symmetry Medical, Inc. (a)                                            21,330
                                             2,100   Synovis Life Technologies, Inc. (a)                                   22,575
                                             8,500   SyntheMed, Inc. (a)                                                    2,975
                                             3,800   Tanox, Inc. (a)                                                       55,670
                                             8,500   Targeted Genetics Corp. (a)                                            5,695
                                             2,500   Techne Corp. (a)                                                     142,450
                                             4,130   Telik, Inc. (a)                                                       67,567
                                             1,900   Theragenics Corp. (a)                                                  5,605
                                             1,900   Theravance, Inc. (a)                                                  39,976
                                             2,400   Third Wave Technologies, Inc. (a)                                     11,880
                                             3,200   Thoratec Corp. (a)                                                    56,832
                                             2,800   Titan Pharmaceuticals, Inc. (a)                                        4,956
                                               900   Transgenomic, Inc. (a)                                                   900
                                             4,346   Triad Hospitals, Inc. (a)                                            196,743
                                             1,600   Trimeris, Inc. (a)                                                    24,544
                                             1,600   TriPath Imaging, Inc. (a)                                             11,296
                                               700   Tripos, Inc. (a)                                                       2,940
                                               700   U.S. Physical Therapy, Inc. (a)                                       12,712
                                             1,100   USANA Health Sciences, Inc. (a)                                       52,470
                                             2,100   United Surgical Partners International, Inc. (a)                      82,131
                                             1,500   United Therapeutics Corp. (a)                                        104,700
                                             1,100   Universal Display Corp. (a)                                           12,265
                                             3,300   Universal Health Services, Inc. Class B                              157,179
                                             1,700   Urologix, Inc. (a)                                                     7,208
                                             1,100   Utah Medical Products, Inc.                                           26,851
                                             4,740   VCA Antech, Inc. (a)                                                 120,965
                                             5,200   Valeant Pharmaceuticals International                                104,416
                                               193   Valentis, Inc. (a)                                                       428
                                             7,720   Varian Medical Systems, Inc. (a)                                     305,017
                                             2,300   Vasomedical, Inc. (a)                                                  1,265
                                             2,000   Ventana Medical Systems (a)                                           76,140
                                             4,462   Vertex Pharmaceuticals, Inc. (a)                                      99,726
                                               500   ViaCell, Inc. (a)                                                      2,900
                                             1,800   Viasys Healthcare, Inc. (a)                                           44,982
                                             1,000   Vical, Inc. (a)                                                        4,920
                                             3,300   Vion Pharmaceuticals, Inc. (a)                                         7,128
                                             1,390   Viragen, Inc. (a)(f)                                                     695
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             3,700   Viropharma, Inc. (a)                                           $      76,960
                                             1,205   VistaCare, Inc. Class A (a)                                           17,436
                                               700   Vital Signs, Inc.                                                     32,263
                                             7,600   Vivus, Inc. (a)                                                       27,284
                                             1,400   West Pharmaceutical Services, Inc.                                    41,538
                                             1,400   Wright Medical Group, Inc. (a)                                        34,552
                                            13,500   XOMA Ltd. (a)                                                         23,760
                                             2,700   Zila, Inc. (a)                                                         9,423
                                               555   Zoll Medical Corp. (a)                                                14,569
                                             2,000   Zymogenetics, Inc. (a)                                                33,000
                                                                                                                    -------------
                                                                                                                       24,234,950
---------------------------------------------------------------------------------------------------------------------------------
Electronics - 5.0%                           7,300   8x8, Inc. (a)(f)                                                      14,600
                                                56   ACE*COMM Corp. (a)                                                       149
                                             1,700   ADE Corp. (a)                                                         38,216
                                             3,600   AMIS Holdings, Inc. (a)                                               42,696
                                             3,100   APAC Customer Services, Inc. (a)                                       2,759
                                             1,800   ATMI, Inc. (a)                                                        55,800
                                             9,100   AVX Corp.                                                            115,934
                                             1,200   AXT, Inc. (a)                                                          1,728
                                             2,900   Actel Corp. (a)                                                       41,934
                                             2,500   Acuity Brands, Inc.                                                   74,175
                                             4,800   Acxiom Corp.                                                          89,856
                                             1,900   Advanced Energy Industries, Inc. (a)                                  20,444
                                               500   Advanced Power Technology, Inc. (a)                                    4,325
                                             9,963   Agere Systems, Inc. (a)                                              103,715
                                             2,200   Agilysys, Inc.                                                        37,048
                                                20   Airnet Communications Corp. (a)                                           26
                                             1,400   Alliance Fiber Optic Products, Inc. (a)                                1,260
                                             5,000   Alliance Semiconductor Corp. (a)                                      14,700
                                             2,262   Alliant Techsystems, Inc. (a)                                        168,858
                                             8,400   Altair Nanotechnologies, Inc. (a)(f)                                  22,344
                                             1,200   American Physicians Capital, Inc. (a)                                 58,956
                                             1,000   American Science & Engineering, Inc. (a)                              65,590
                                               100   American Technical Ceramics Corp. (a)                                  1,085
                                            10,310   Amkor Technology, Inc. (a)(f)                                         45,158
                                               600   Ampex Corp. (a)                                                       17,844
                                             5,005   Amphenol Corp. Class A                                               201,902
                                               100   Amtech Systems, Inc. (a)                                                 575
                                             2,200   Anadigics, Inc. (a)                                                    7,304
                                             1,200   Anaren, Inc. (a)                                                      16,920
                                             2,200   Anixter International, Inc.                                           88,726
                                             5,100   Arris Group, Inc. (a)                                                 60,486
                                             6,500   Arrow Electronics, Inc. (a)                                          203,840
                                             4,300   Asyst Technologies Inc. (a)                                           20,038
                                             1,600   Atheros Communications Inc. (a)                                       15,616
                                            26,800   Atmel Corp. (a)                                                       55,208
                                             2,200   Audiovox Corp. Class A (a)                                            30,756
                                             8,600   Avanex Corp. (a)(f)                                                    8,342
                                             2,356   Avid Technology, Inc. (a)                                             97,538
                                             6,864   Avnet, Inc. (a)                                                      167,825
                                               900   Aware, Inc. (a)                                                        5,013
                                             6,400   Axcelis Technologies, Inc. (a)                                        33,408
                                             1,500   Axsys Technologies, Inc. (a)                                          29,415
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                               900   BEI Technologies, Inc.                                         $      31,491
                                               200   Badger Meter, Inc.                                                     7,868
                                             2,800   Belden CDT, Inc.                                                      54,404
                                             1,635   Bell Microproducts, Inc. (a)                                          16,399
                                             2,500   Benchmark Electronics, Inc. (a)                                       75,300
                                             2,880   Broadwing Corp. (a)                                                   14,371
                                             2,796   Brooks Automation, Inc. (a)                                           37,271
                                             5,300   Bruker BioSciences Corp. (a)                                          23,214
                                             1,500   C&D Technologies, Inc.                                                14,115
                                             2,800   C-COR, Inc. (a)                                                       18,900
                                               764   CCC Information Services Group (a)                                    19,963
                                            19,400   CMGI, Inc. (a)                                                        32,398
                                             2,200   CTS Corp.                                                             26,620
                                             1,400   Cabot Microelectronics Corp. (a)                                      41,132
                                            15,600   Cadence Design Systems, Inc. (a)                                     252,096
                                             2,600   CalAmp Corp. (a)                                                      21,060
                                             4,000   California Micro Devices CP (a)                                       30,880
                                             1,685   Caliper Life Sciences, Inc. (a)                                       11,846
                                             1,100   Candela Corp. (a)                                                     10,802
                                             6,800   Captaris, Inc. (a)                                                    25,568
                                               500   Celeritek, Inc.                                                          120
                                             2,400   Cepheid, Inc. (a)                                                     17,736
                                             1,100   Ceva, Inc. (a)                                                         5,698
                                               700   Champion Industries, Inc.                                              2,940
                                             2,200   Checkpoint Systems, Inc. (a)                                          52,184
                                             4,100   Cirrus Logic, Inc. (a)                                                31,119
                                             2,400   Coherent, Inc. (a)                                                    70,272
                                             1,300   Cohu, Inc.                                                            30,745
                                             2,500   CommScope, Inc. (a)                                                   43,350
                                             1,800   Comtech Telecommunications Corp. (a)                                  74,646
                                            27,048   Conexant Systems, Inc. (a)                                            48,416
                                             2,200   Cox Radio, Inc. Class A (a)                                           33,440
                                             5,100   Credence Systems Corp. (a)                                            40,698
                                             4,200   Cree, Inc. (a)(f)                                                    105,084
                                             2,105   Cymer, Inc. (a)                                                       65,929
                                             7,000   Cypress Semiconductor Corp. (a)                                      105,350
                                             1,590   DDi Corp. (a)                                                          1,272
                                             2,600   DSP Group, Inc. (a)                                                   66,716
                                               300   DTS, Inc. (a)                                                          5,052
                                             1,100   Daktronics, Inc.                                                      26,378
                                               100   Dataram Corp.                                                            674
                                             1,600   Diodes, Inc. (a)                                                      58,016
                                             1,600   Dionex Corp. (a)                                                      86,800
                                             6,000   Dolby Laboratories, Inc. Class A (a)                                  96,000
                                               600   Ducommun, Inc. (a)                                                    13,200
                                             1,400   Dynamics Research Corp. (a)                                           22,540
                                             2,800   EFJ, Inc. (a)                                                         28,812
                                               700   EMS Technologies, Inc. (a)                                            11,459
                                             4,000   ESS Technology, Inc. (a)                                              14,200
                                            13,400   Eagle Broadband, Inc. (a)                                              2,278
                                             2,500   Electro Scientific Industries, Inc. (a)                               55,900
                                             1,700   Electroglas, Inc. (a)                                                  5,746
                                             3,700   Electronics for Imaging (a)                                           84,878
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                               200   eMagin Corp. (a)                                               $         132
                                             1,900   Emcore Corp. (a)                                                      11,628
                                             4,800   Emulex Corp. (a)                                                      97,008
                                             1,000   EndWare Corp. (a)(f)                                                  12,900
                                             4,500   Energizer Holdings, Inc. (a)                                         255,150
                                             1,100   Energy Conversion Devices, Inc. (a)                                   49,368
                                               600   EnerSys (a)                                                            9,102
                                                25   Entrada Networks, Inc. (a)                                                 0
                                             3,900   Exar Corp. (a)                                                        54,678
                                               300   Excel Technology, Inc. (a)                                             7,707
                                             4,300   Exide Technologies (a)                                                21,844
                                             2,000   FEI Co. (a)                                                           38,500
                                             1,800   FSI International, Inc. (a)                                            7,578
                                             5,600   Fairchild Semiconductor International, Inc. (a)                       83,216
                                             1,600   Faro Technologies, Inc. (a)                                           31,184
                                             4,200   Flir Systems, Inc. (a)                                               124,236
                                             1,300   Formfactor, Inc. (a)                                                  29,666
                                             2,900   FuelCell Energy, Inc. (a)(f)                                          31,813
                                             2,400   GTC Biotherapeutics, Inc. (a)                                          3,336
                                             2,300   General Cable Corp. (a)                                               38,640
                                             3,100   Genesis Microchip, Inc. (a)                                           68,045
                                             3,200   Getty Images, Inc. (a)                                               275,328
                                               500   Glenayre Technologies, Inc. (a)                                        1,795
                                               200   Glowpoint, Inc. (a)                                                      210
                                             3,500   Harman International Industries, Inc.                                357,945
                                             4,300   Harmonic, Inc. (a)                                                    25,026
                                             6,990   Harris Corp.                                                         292,182
                                             1,520   Harvard Bioscience, Inc. (a)                                           4,636
                                             3,100   Hearst-Argyle Television, Inc.                                        79,639
                                             1,775   Herley Industries, Inc. (a)                                           33,068
                                               447   Hifn, Inc. (a)                                                         2,481
                                               700   Hungarian Telephone & Cable (a)                                       10,486
                                             1,495   Hutchinson Technology, Inc. (a)                                       39,049
                                             1,900   IRIS International, Inc. (a)                                          35,036
                                             1,900   IXYS Corp. (a)                                                        20,064
                                             1,900   Illumina, Inc. (a)                                                    24,339
                                             3,935   Innovex, Inc. (a)                                                     16,724
                                             2,100   Integrated Silicon Solutions, Inc. (a)                                17,640
                                             5,500   Interactive Data Corp.                                               124,575
                                               100   Interlink Electronics, Inc. (a)                                          538
                                             2,403   Intermagnetics General Corp. (a)                                      67,140
                                             3,800   International Rectifier Corp. (a)                                    171,304
                                             8,615   Intersil Corp. Class A                                               187,635
                                             1,700   Itron, Inc. (a)                                                       77,622
                                             2,600   Ixia (a)                                                              38,246
                                               700   Keithley Instruments, Inc.                                            10,220
                                             4,900   Kemet Corp. (a)                                                       41,062
                                             2,300   Komag, Inc. (a)                                                       73,508
                                             4,200   Kopin Corp. (a)                                                       29,190
                                             4,700   Kulicke & Soffa Industries, Inc. (a)                                  34,075
                                               100   LCC International, Inc. Class A (a)                                      250
                                             7,800   Lam Research Corp. (a)                                               237,666
                                             1,650   Laserscope (a)                                                        46,497
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             6,270   Lattice Semiconductor Corp. (a)                                $      26,836
                                               200   Leadis Technology, Inc. (a)                                            1,370
                                               700   LeCroy Corp. (a)                                                      10,395
                                               100   Lightpath Technologies, Inc. Class A (a)                                 265
                                             1,270   Littelfuse, Inc. (a)                                                  35,725
                                             1,200   Lowrance Electronics, Inc.                                            30,468
                                               100   M-Wave, Inc. (a)                                                          97
                                            10,900   MEMC Electronic Materials, Inc. (a)                                  248,411
                                             3,153   MKS Instruments, Inc. (a)                                             54,326
                                             6,287   MRV Communications, Inc. (a)                                          13,391
                                             2,000   MTS Systems Corp.                                                     75,540
                                             3,560   Macromedia, Inc. (a)                                                 144,785
                                             1,800   Mattson Technology, Inc. (a)                                          13,518
                                               900   Maxwell Technologies, Inc. (a)                                        12,708
                                             1,400   Mercury Computer Systems, Inc. (a)                                    36,750
                                               500   Mestek, Inc. (a)                                                       6,180
                                             2,100   Methode Electronics, Inc.                                             24,192
                                             3,600   Microsemi Corp. (a)                                                   91,944
                                             1,700   Mobility Electronics, Inc. (a)                                        18,122
                                             2,155   Monolithic System Technology, Inc. (a)                                11,788
                                               500   Multi-Fineline Electronix, Inc. (a)                                   14,635
                                               800   NU Horizons Electronics Corp. (a)                                      5,792
                                             1,825   Nanogen, Inc. (a)                                                      5,858
                                             2,000   Nanometrics, Inc. (a)                                                 23,400
                                             3,000   Nanophase Technologies Corp. (a)                                      17,400
                                               320   Neomagic Corp.                                                         1,376
                                             1,000   Neoware Systems, Inc. (a)                                             16,740
                                             2,700   Netgear, Inc. (a)                                                     64,962
                                             2,400   Newport Corp. (a)                                                     33,432
                                             1,000   Novoste Corp. (a)                                                        620
                                            14,950   ON Semiconductor Corp. (a)                                            77,292
                                               700   OSI Systems, Inc. (a)                                                 11,060
                                             4,500   Omnivision Technologies, Inc. (a)(f)                                  56,790
                                             7,700   Oplink Communications, Inc. (a)                                       11,704
                                               400   Optical Communication Products, Inc. (a)                                 752
                                               200   PDF Solutions, Inc. (a)                                                3,320
                                             1,500   PLX Technology, Inc. (a)                                              12,510
                                             1,800   Palomar Medical Technologies, Inc. (a)                                47,214
                                             1,150   Park Electrochemical Corp.                                            30,648
                                               800   Parkervision, Inc. (a)                                                 5,032
                                             1,100   Parlex Corp. (a)                                                       7,326
                                             4,300   Paxson Communications Corp. (a)                                        1,935
                                             2,700   Pemstar, Inc. (a)                                                      2,943
                                             1,500   Pericom Semiconductor Corp. (a)                                       13,260
                                             1,600   Photon Dynamics, Inc. (a)                                             30,640
                                             2,700   Pixelworks, Inc. (a)                                                  17,793
                                               900   Planar Systems, Inc. (a)                                               7,398
                                             2,600   Plantronics, Inc.                                                     80,106
                                             2,300   Plexus Corp. (a)                                                      39,307
                                             2,300   Portalplayer, Inc. (a)                                                63,089
                                               600   Powell Industries, Inc. (a)                                           13,134
                                             1,800   Power Integrations, Inc. (a)                                          39,150
                                             2,200   Power-One, Inc. (a)                                                   12,188
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             4,400   Powerwave Technologies, Inc. (a)                               $      57,156
                                               300   Preformed Line Products Co.                                           14,160
                                             6,100   Quantum Corp. (a)                                                     18,849
                                               200   QuickLogic Corp. (a)                                                     704
                                            10,835   RF Micro Devices, Inc. (a)                                            61,218
                                               900   Radisys Corp. (a)                                                     17,460
                                             6,000   Rambus, Inc. (a)                                                      72,600
                                               900   Raven Industries, Inc.                                                26,325
                                               700   Rex Stores Corp. (a)                                                   9,590
                                               800   Richardson Electronics Ltd.                                            6,048
                                               900   Rofin-Sinar Technologies, Inc. (a)                                    34,191
                                             1,000   Rudolph Technologies, Inc. (a)                                        13,470
                                             5,900   SAFLINK Corp. (a)                                                      6,844
                                             2,300   SBS Technologies, Inc. (a)                                            22,149
                                               800   SCM Microsystems, Inc. (a)                                             2,168
                                             1,200   Sagemark Cos. Ltd. (a)                                                 1,452
                                             7,935   ScanSoft, Inc. (a)                                                    42,294
                                            26,700   Seagate Technology                                                   423,195
                                             1,100   Semitool, Inc. (a)                                                     8,745
                                             4,200   Semtech Corp. (a)                                                     69,174
                                             1,300   Sigmatel, Inc. (a)                                                    26,312
                                             1,200   Sigmatron International, Inc. (a)                                     10,896
                                             4,400   Silicon Image, Inc. (a)                                               39,116
                                             3,000   Silicon Laboratories, Inc. (a)                                        91,170
                                             5,800   Silicon Storage Technology, Inc. (a)                                  31,204
                                             2,800   SimpleTech, Inc. (a)                                                  13,860
                                             3,300   Sirenza Microdevices, Inc. (a)                                        10,725
                                             1,700   Sirf Technology Holdings, Inc. (a)                                    51,221
                                             9,100   Skyworks Solutions, Inc. (a)                                          63,882
                                             2,500   Somera Communications, Inc. (a)                                        2,500
                                             1,200   Spectralink Corp.                                                     15,300
                                             2,900   Spectrum Brands, Inc. (a)                                             68,295
                                             3,100   Staktek Holdings, Inc. (a)                                            11,222
                                             1,400   Standard Microsystems Corp. (a)                                       41,874
                                             5,600   Stratex Networks, Inc. (a)                                            14,560
                                               200   Suntron Corp. (a)                                                        260
                                             4,320   Superconductor Technologies (a)                                        2,592
                                               100   Supertex, Inc. (a)                                                     2,999
                                             4,376   Symmetricom, Inc. (a)                                                 33,870
                                             2,300   Synaptics, Inc. (a)                                                   43,240
                                             1,900   TTM Technologies, Inc. (a)                                            13,585
                                             4,730   Taser International, Inc. (a)(f)                                      29,090
                                             1,900   Technitrol, Inc.                                                      29,108
                                            10,100   Tegal Corp. (a)                                                        6,666
                                             3,700   Tekelec (a)                                                           77,515
                                             4,400   Terayon Corp. (a)                                                     17,160
                                             1,800   Tessera Technologies, Inc. (a)                                        53,838
                                             5,500   Therma-Wave, Inc. (a)                                                  9,845
                                             4,365   Thomas & Betts Corp. (a)                                             150,200
                                             1,300   Three-Five Systems, Inc. (a)                                             195
                                               800   Tollgrade Communications, Inc. (a)                                     6,768
                                            11,200   Transmeta Corp. (a)                                                   15,904
                                             3,600   Transwitch Corp. (a)                                                   6,192
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             3,000   Tripath Technology, Inc. (a)(f)                                $       1,980
                                             7,745   Triquint Semiconductor, Inc. (a)                                      27,262
                                               200   Tvia, Inc. (a)                                                           440
                                             1,500   Tweeter Home Entertainment Group, Inc. (a)                             4,935
                                               800   Ultralife Batteries, Inc. (a)                                         10,336
                                             2,400   Ultratech, Inc. (a)                                                   37,416
                                             1,400   United Industrial Corp.                                               50,050
                                               600   Unitil Corp.                                                          16,860
                                             4,000   Valence Technology, Inc. (a)(f)                                       10,760
                                             2,050   Varian, Inc. (a)                                                      70,356
                                             2,200   Varian Semiconductor Equipment Associates, Inc. (a)                   93,214
                                             1,400   Viasat, Inc. (a)                                                      35,910
                                             2,200   Vicor Corp.                                                           33,330
                                             1,300   Virage Logic Corp. (a)                                                10,075
                                             9,961   Vishay Intertechnology, Inc. (a)                                     119,034
                                            12,800   Vitesse Semiconductor Corp. (a)                                       24,064
                                               200   Volterra Semiconductor Corp. (a)                                       2,454
                                                66   Vyyo, Inc. (a)                                                           254
                                             3,600   WJ Communications, Inc. (a)                                            4,428
                                                 4   Wave Wireless Corp. (a)                                                    1
                                            13,000   Western Digital Corp. (a)                                            168,090
                                                75   YDI Wireless, Inc. (a)                                                   202
                                             4,117   Zebra Technologies Corp. Class A (a)                                 160,934
                                             7,424   Zhone Technologies, Inc. (a)                                          19,228
                                             3,361   Zoran Corp. (a)                                                       48,062
                                                                                                                    -------------
                                                                                                                       11,980,613
---------------------------------------------------------------------------------------------------------------------------------
Energy & Raw Materials - 3.5%                1,000   APCO Argentina, Inc.                                                  47,500
                                             3,000   Alliance Resource Partners LP                                        137,820
                                             3,200   Alpha Natural Resources, Inc. (a)                                     96,128
                                             3,500   Arch Coal, Inc.                                                      236,250
                                             1,400   Atwood Oceanics, Inc. (a)                                            117,894
                                               200   Barnwell Industries, Inc.                                             12,796
                                             1,000   Berry Petroleum Co. Class A                                           66,690
                                             2,500   Brigham Exploration Co. (a)                                           32,125
                                             1,500   Buckeye Partners LP                                                   71,475
                                             1,350   CARBO Ceramics, Inc.                                                  89,087
                                             3,720   Cabot Oil & Gas Corp. Class A                                        187,897
                                             5,600   Canyon Resources Corp. (a)                                             3,976
                                             3,116   Cimarex Energy Co. (a)                                               141,248
                                             1,700   Compass Minerals International, Inc.                                  39,100
                                             2,700   Cooper Cameron Corp. (a)                                             199,611
                                               700   Crosstex Energy, Inc.                                                 44,772
                                             1,500   Dawson Geophysical Co. (a)                                            45,375
                                             3,200   Denbury Resources, Inc. (a)                                          161,408
                                               700   Dril-Quip, Inc. (a)                                                   33,600
                                             8,120   ENSCO International, Inc.                                            378,311
                                               600   Earle M Jorgensen Co. (a)                                              5,718
                                            21,505   Enterprise Products Partners LP                                      541,496
                                             1,000   The Exploration Co. of Delaware, Inc. (a)                              7,200
                                             3,300   FMC Technologies, Inc. (a)                                           138,963
                                             3,400   Forest Oil Corp. (a)                                                 177,140
                                             2,200   Foundation Coal Holdings, Inc.                                        84,590
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             2,400   Goodrich Petroleum Corp. (a)                                   $      56,328
                                             6,100   Grant Prideco, Inc. (a)                                              247,965
                                            10,600   Grey Wolf, Inc. (a)                                                   89,358
                                             2,849   Hanover Compressor Co. (a)                                            39,487
                                             3,100   Headwaters, Inc. (a)                                                 115,940
                                             2,900   Helmerich & Payne, Inc.                                              175,131
                                               200   Holly Energy Partners LP                                               8,750
                                             1,800   Hydril Co. (a)                                                       123,552
                                             1,900   Inergy LP                                                             53,580
                                             1,200   Inergy Holdings LP                                                    40,140
                                             1,600   James River Coal Co. (a)                                              80,752
                                             4,600   Joy Global, Inc.                                                     232,116
                                                 9   Kestrel Energy, Inc. (a)                                                  10
                                             1,500   Kirby Corp. (a)                                                       74,145
                                             1,100   Lufkin Industries, Inc.                                               47,905
                                               600   MAXXAM, Inc. (a)                                                      20,160
                                             4,700   Massey Energy Co.                                                    240,029
                                             5,200   McDermott International, Inc. (a)                                    190,372
                                             3,000   NL Industries, Inc.                                                   56,370
                                               300   Natural Resource Partners LP                                          18,714
                                             5,000   Newpark Resources (a)                                                 42,100
                                            10,380   Noble Energy, Inc.                                                   486,822
                                             1,800   Offshore Logistics, Inc. (a)                                          66,600
                                             1,700   Oil States International, Inc. (a)                                    61,727
                                             1,800   Parallel Petroleum Corp. (a)                                          25,200
                                             9,000   Parker Drilling Co. (a)                                               83,430
                                             6,890   Peabody Energy Corp.                                                 581,172
                                               800   Penn Virginia Corp.                                                   46,168
                                               200   Penn Virginia Resource Partners LP                                    10,694
                                             1,780   Petroleum Development Corp. (a)                                       68,245
                                             4,400   Pioneer Drilling Co. (a)                                              85,888
                                             3,100   Plains All American Pipeline LP                                      132,153
                                             5,700   Prolong International Corp. (a)                                          570
                                             3,112   Quantum Fuel Systems Technologies Worldwide, Inc. (a)(f)              12,760
                                               100   RGC Resources, Inc.                                                    2,611
                                             5,000   Range Resources Corp.                                                193,050
                                             1,477   SEACOR Holdings, Inc. (a)                                            107,201
                                            11,000   Smith International, Inc.                                            366,410
                                                 7   Solexa, Inc. (a)                                                          41
                                             4,300   Southwestern Energy Co. (a)                                          315,620
                                             1,900   Swift Energy Co. (a)                                                  86,925
                                             1,900   TC PipeLines LP                                                       66,500
                                             2,955   Tidewater, Inc.                                                      143,820
                                             4,200   USEC, Inc.                                                            46,872
                                             2,700   Unit Corp. (a)                                                       149,256
                                             2,500   W-H Energy Services, Inc. (a)                                         81,050
                                             4,000   Western Gas Resources, Inc.                                          204,920
                                               500   Westmoreland Coal Co. (a)                                             13,830
                                             1,200   World Fuel Services Corp.                                             38,940
                                             1,300   Xanser Corp. (a)                                                       4,030
                                                                                                                    -------------
                                                                                                                        8,533,579
---------------------------------------------------------------------------------------------------------------------------------
Energy & Utilities - 3.1%                    4,400   AGL Resources, Inc.                                                  163,284
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             1,100   ATG, Inc. (a)                                                  $           0
                                             3,500   Active Power, Inc. (a)                                                14,455
                                             1,100   Allete, Inc.                                                          50,391
                                             6,400   Alliant Energy Corp.                                                 186,432
                                               950   American States Water Co.                                             31,787
                                             5,413   Aqua America, Inc.                                                   205,802
                                             7,810   Aquila, Inc. (a)                                                      30,928
                                               150   Artesian Resources Corp. Class A                                       4,512
                                             4,600   Atmos Energy Corp.                                                   129,950
                                               200   Atrion Corp.                                                          13,000
                                             2,900   Avista Corp.                                                          56,260
                                               200   BIW Ltd.                                                               3,940
                                             7,730   Beacon Power Corp. (a)(f)                                             22,494
                                             1,800   Black Hills Corp.                                                     78,066
                                               900   CH Energy Group, Inc.                                                 42,732
                                               900   California Water Service Group                                        37,080
                                               800   Cascade Natural Gas Corp.                                             17,416
                                             2,766   Catalytica Energy Systems, Inc. (a)                                    3,872
                                               700   Central Vermont Public Service Corp.                                  12,250
                                             1,300   Chesapeake Utilities Corp.                                            45,695
                                             2,900   Cleco Corp.                                                           68,382
                                               400   Connecticut Water Service, Inc.                                        9,888
                                             8,335   DPL, Inc.                                                            231,713
                                               100   Delta Natural Gas Co., Inc.                                            2,666
                                             4,300   Duquesne Light Holdings, Inc.                                         74,003
                                             3,900   El Paso Electric Co. (a)                                              81,315
                                             2,700   The Empire District Electric Co.                                      61,749
                                             4,800   Energen Corp.                                                        207,648
                                             8,400   Energy East Corp.                                                    211,596
                                               200   Energy West, Inc.                                                      2,302
                                               450   EnergySouth, Inc.                                                     12,416
                                             7,580   Equitable Resources, Inc.                                            296,075
                                               199   Florida Public Utilities Co.                                           3,160
                                             4,900   Great Plains Energy, Inc.                                            146,559
                                             1,000   Green Mountain Power Corp.                                            32,930
                                             4,720   Hawaiian Electric Industries                                         131,594
                                             2,300   IDACORP, Inc.                                                         69,299
                                             2,100   KFX, Inc. (a)                                                         35,952
                                             1,200   The Laclede Group, Inc.                                               38,988
                                             5,750   MDU Resources Group, Inc.                                            204,988
                                               400   MGE Energy, Inc.                                                      14,604
                                               666   Middlesex Water Co.                                                   14,952
                                             5,430   NRG Energy, Inc. (a)                                                 231,318
                                             6,100   NSTAR                                                                176,412
                                             4,650   National Fuel Gas Co.                                                159,030
                                             2,140   New Jersey Resources Corp.                                            98,397
                                             8,200   Northeast Utilities                                                  163,590
                                             1,600   Northwest Natural Gas Co.                                             59,552
                                             5,000   OGE Energy Corp.                                                     140,500
                                             5,790   Oneok, Inc.                                                          196,976
                                               100   Ormat Technologies, Inc.                                               2,213
                                             1,200   Otter Tail Corp.                                                      37,128
                                             3,400   PNM Resources, Inc.                                                   97,478
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                               177   Pennichuck Corp.                                               $       3,777
                                            10,573   Pepco Holdings, Inc.                                                 246,034
                                             4,600   Piedmont Natural Gas Co.                                             115,782
                                             5,700   Puget Energy, Inc.                                                   133,836
                                             4,800   Questar Corp.                                                        422,976
                                            15,900   Reliant Energy, Inc. (a)                                             245,496
                                             6,400   SCANA Corp.                                                          270,336
                                             5,800   SEMCO Energy, Inc. (a)                                                38,222
                                               300   SJW Corp.                                                             14,484
                                             6,600   Sierra Pacific Resources (a)                                          98,010
                                             1,600   South Jersey Industries, Inc.                                         46,624
                                             6,554   Southern Union Co. (a)                                               168,897
                                             1,800   Southwest Gas Corp.                                                   49,302
                                             1,497   Southwest Water Co.                                                   21,707
                                               600   Streicher Mobile Fueling, Inc. (a)                                     2,166
                                             6,360   UGI Corp.                                                            179,034
                                             1,100   UIL Holdings Corp.                                                    57,541
                                             2,000   Unisource Energy Corp.                                                66,480
                                             4,200   Vectren Corp.                                                        119,070
                                             2,840   Veritas DGC, Inc. (a)                                                104,001
                                             2,700   WGL Holdings, Inc.                                                    86,751
                                             2,100   WPS Resources Corp.                                                  121,380
                                             5,225   Westar Energy, Inc.                                                  126,079
                                             7,380   Wisconsin Energy Corp.                                               294,610
                                                                                                                    -------------
                                                                                                                        7,498,314
---------------------------------------------------------------------------------------------------------------------------------
Finance - 0.0%                                 300   Frontline Capital Group (a)                                                0
---------------------------------------------------------------------------------------------------------------------------------
Food & Agriculture - 3.2%                    6,900   7-Eleven, Inc. (a)                                                   245,709
                                               400   Alico, Inc.                                                           20,520
                                             1,100   American Italian Pasta Co. Class A                                    11,726
                                               300   The Andersons, Inc.                                                    8,784
                                               500   Bridgford Foods Corp. (a)                                              3,410
                                             6,600   Bunge Ltd.                                                           347,292
                                               200   Cagle's, Inc. Class A (a)                                              2,078
                                             1,802   Chiquita Brands International, Inc.                                   50,366
                                               400   Coca-Cola Bottling Co. Consolidated                                   19,576
                                             4,400   Corn Products International, Inc.                                     88,748
                                             1,200   Cuisine Solutions, Inc. (a)                                            8,940
                                               500   Dairy Mart Convenience Stores (a)                                          0
                                               700   Darling International, Inc. (a)                                        2,471
                                             8,561   Dean Foods Co. (a)                                                   332,680
                                            12,800   Del Monte Foods Co. (a)                                              137,344
                                             2,280   Delta & Pine Land Co.                                                 60,215
                                             5,700   Dreyer's Grand Ice Cream Holdings, Inc.                              467,913
                                             2,700   Eden Bioscience Corp. (a)                                              2,133
                                               400   Embrex, Inc. (a)                                                       4,532
                                               300   Farmer Bros. Co.                                                       6,057
                                               100   Fisher Communications, Inc. (a)                                        4,656
                                             4,012   Flowers Foods, Inc.                                                  109,447
                                               900   Fresh Brands, Inc. (a)                                                 6,480
                                             4,500   Fresh Del Monte Produce, Inc.                                        122,490
                                               600   Gehl Co. (a)                                                          16,722
                                               200   Glacier Water Services, Inc. (a)                                       3,950
                                             1,700   Gold Kist, Inc. (a)                                                   33,235
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                               600   Golden Enterprises, Inc.                                       $       2,700
                                               400   Green Mountain Coffee Roasters, Inc. (a)                              13,912
                                             1,000   Griffin Land & Nurseries, Inc. (a)                                    24,500
                                             2,200   Hain Celestial Group, Inc. (a)                                        42,680
                                             4,100   Hines Horticulture, Inc. (a)                                          15,047
                                             7,990   Hormel Foods Corp.                                                   263,590
                                                12   Imperial Sugar Co. New Shares                                            163
                                             1,800   Ingles Markets, Inc. Class A                                          28,440
                                             2,165   Ionatron, Inc. (a)(f)                                                 21,823
                                               500   J&J Snack Foods Corp.                                                 28,900
                                             3,319   The J.M. Smucker Co.                                                 161,104
                                               600   John B. Sanfilippo & Son, Inc. (a)                                    10,500
                                           101,680   Kraft Foods, Inc.                                                  3,110,345
                                             1,700   Lance, Inc.                                                           29,682
                                             1,700   Lifeway Foods, Inc. (a)                                               21,131
                                             1,600   MGP Ingredients, Inc.                                                 17,920
                                               700   Marsh Supermarkets, Inc. Class B                                       8,302
                                               400   Maui Land & Pineapple Co., Inc. (a)                                   12,012
                                               700   Monterey Gourmet Foods, Inc. (a)                                       2,807
                                             1,520   Nash Finch Co.                                                        64,129
                                               875   Neogen Corp. (a)                                                      15,750
                                             2,500   NitroMed, Inc. (a)(f)                                                 45,000
                                             1,200   The Pantry, Inc. (a)                                                  44,844
                                             1,000   Peet's Coffee & Tea, Inc. (a)                                         30,620
                                             8,227   PepsiAmericas, Inc.                                                  187,000
                                             2,700   Performance Food Group Co. (a)                                        85,212
                                             4,100   Pilgrim's Pride Corp.                                                149,240
                                             1,900   Premium Standard Farms, Inc.                                          28,158
                                             1,200   Provena Foods, Inc. (a)                                                1,212
                                             1,732   Ralcorp Holdings, Inc.                                                72,605
                                             1,424   Rocky Mountain Chocolate Factory, Inc.                                20,790
                                             1,150   Sanderson Farms, Inc.                                                 42,734
                                             1,900   The Scotts Miracle-Gro Co.                                           167,067
                                               100   Seaboard Corp.                                                       137,300
                                               200   Seneca Foods Corp. (a)                                                 3,560
                                             1,700   Smart & Final, Inc. (a)                                               21,998
                                             7,100   Smithfield Foods, Inc. (a)                                           210,728
                                               800   Spartan Stores, Inc. (a)                                               8,240
                                             2,200   Spectrum Organic Products, Inc. (a)                                    1,441
                                               400   Tasty Baking Co.                                                       3,472
                                               400   Tejon Ranch Co. (a)                                                   18,800
                                             4,600   Terra Industries, Inc. (a)                                            30,590
                                             3,088   Tootsie Roll Industries, Inc.                                         98,044
                                             1,712   TreeHouse Foods, Inc. (a)                                             46,019
                                             3,200   United Natural Foods, Inc. (a)                                       113,152
                                             3,200   Wild Oats Markets, Inc. (a)                                           41,152
                                               800   Willamette Valley Vineyards (a)                                        3,960
                                               500   Zanett, Inc. (a)                                                       1,580
                                               800   Zapata Corp. (a)                                                       5,720
                                                                                                                    -------------
                                                                                                                        7,633,149
---------------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                                  5,900   Glamis Gold Ltd. (a)                                                 130,390
                                            13,100   Hanover Gold Co., Inc. (a)                                             1,048
                                             5,580   Meridian Gold, Inc. (a)                                              122,258
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             2,535   Royal Gold, Inc.                                               $      68,115
                                            12,700   U.S. Gold Corp. (a)                                                   26,543
                                                                                                                    -------------
                                                                                                                          348,354
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.9%                             5,000   21st Century Insurance Group                                          79,750
                                               300   Affirmative Insurance Holdings, Inc.                                   4,368
                                             3,900   Alfa Corp.                                                            65,052
                                               532   Alleghany Corp. (a)                                                  162,792
                                             3,500   Allmerica Financial Corp. (a)                                        143,990
                                             4,200   American Equity Investment Life Holding Co.                           47,670
                                             4,200   American Financial Group, Inc.                                       142,506
                                             1,700   American National Insurance Co.                                      202,504
                                             2,800   AmerUs Group Co.                                                     160,636
                                             1,305   Arch Capital Group Ltd. (a)                                           64,715
                                             1,700   Argonaut Group, Inc. (a)                                              45,917
                                             5,000   Arthur J. Gallagher & Co.                                            144,050
                                             7,805   Assurant, Inc.                                                       297,058
                                               700   Atlantic American Corp. (a)                                            2,058
                                               850   Baldwin & Lyons, Inc. Class B                                         21,276
                                             1,780   Bristol West Holdings, Inc.                                           32,485
                                             3,400   Brown & Brown, Inc.                                                  168,946
                                            15,329   CNA Financial Corp. (a)                                              457,877
                                               800   CNA Surety Corp. (a)                                                  11,376
                                             1,100   Clark, Inc.                                                           18,513
                                             2,000   Commerce Group, Inc.                                                 116,040
                                             8,100   Conseco, Inc. (a)                                                    170,991
                                             3,000   Crawford & Co. Class B                                                23,490
                                             1,900   Delphi Financial Group Class A                                        88,920
                                             2,688   Donegal Group, Inc. Class B                                           47,040
                                               500   EMC Insurance Group, Inc.                                              9,025
                                             3,600   Erie Indemnity Co. Class A                                           189,900
                                               800   FBL Financial Group, Inc. Class A                                     23,960
                                               400   FMS Financial Corp.                                                    7,000
                                               600   FPIC Insurance Group, Inc. (a)                                        21,594
                                             9,342   Fidelity National Financial, Inc.                                    415,906
                                             4,435   First American Corp.                                                 202,546
                                               400   First United Corp.                                                     7,960
                                             4,500   Fremont General Corp.                                                 98,235
                                            27,000   Genworth Financial, Inc. Class A                                     870,480
                                             2,910   Great American Financial Resources, Inc.                              58,200
                                             5,850   HCC Insurance Holdings, Inc.                                         166,901
                                             1,800   Harleysville Group, Inc.                                              43,200
                                             1,900   Hilb Rogal & Hobbs Co.                                                70,908
                                             2,400   Horace Mann Educators Corp.                                           47,472
                                               720   Independence Holding Co.                                              13,104
                                             1,200   Infinity Property & Casualty Corp.                                    42,108
                                               400   Kansas City Life Insurance Co.                                        20,400
                                             1,200   LandAmerica Financial Group, Inc.                                     77,580
                                             1,200   Liberty Corp.                                                         56,268
                                               600   Markel Corp. (a)                                                     198,300
                                               400   Meadowbrook Insurance Group, Inc. (a)                                  2,240
                                               100   Merchants Group, Inc.                                                  2,650
                                             3,000   Mercury General Corp.                                                179,970
                                               600   NYMAGIC, Inc.                                                         14,598
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             1,000   National Medical Health Card Systems, Inc. (a)                 $      27,640
                                             3,400   Nationwide Financial Services, Inc. Class A                          136,170
                                               700   Navigators Group, Inc. (a)                                            26,124
                                             3,800   Odyssey Re Holdings Corp. (f)                                         97,052
                                             4,600   Ohio Casualty Corp.                                                  124,752
                                            10,650   Old Republic International Corp.                                     284,036
                                             2,895   PMA Capital Corp. Class A (a)                                         25,418
                                             4,700   The PMI Group, Inc.                                                  187,389
                                               250   Penn Treaty American Corp. (a)                                         2,258
                                             1,700   Philadelphia Consolidated Holding Co. (a)                            144,330
                                             5,500   The Phoenix Cos., Inc.                                                67,100
                                               700   Pico Holdings, Inc. (a)                                               24,598
                                             1,700   Presidential Life Corp.                                               30,600
                                             2,300   ProAssurance Corp. (a)                                               107,341
                                             4,000   Protective Life Corp.                                                164,720
                                             1,000   RLI Corp.                                                             46,260
                                               200   RTW, Inc. (a)                                                          2,280
                                             5,344   Radian Group, Inc.                                                   283,766
                                             3,300   Reinsurance Group of America, Inc.                                   147,510
                                               400   SCPIE Holdings, Inc. (a)                                               5,720
                                             1,300   Safety Insurance Group, Inc.                                          46,267
                                             2,200   Selective Insurance Group                                            107,580
                                             1,600   Stancorp Financial Group, Inc.                                       134,720
                                             1,625   State Auto Financial Corp.                                            51,415
                                             1,562   Sterling Financial Corp.                                              31,474
                                               900   Stewart Information Services Corp.                                    46,080
                                             3,931   Transatlantic Holdings, Inc.                                         224,067
                                               900   Triad Guaranty, Inc. (a)                                              35,298
                                             3,700   UICI                                                                 133,200
                                             1,200   USI Holdings Corp. (a)                                                15,588
                                               300   Unico American Corp. (a)                                               2,751
                                             1,200   United Fire & Casualty Co.                                            54,132
                                             3,900   Unitrin, Inc.                                                        185,094
                                             3,300   Universal American Financial Corp. (a)                                75,042
                                             2,100   Vesta Insurance Group, Inc.                                            4,263
                                             7,927   W.R. Berkley Corp.                                                   312,958
                                             1,500   WellCare Health Plans, Inc. (a)                                       55,575
                                             4,500   WellChoice, Inc. (a)                                                 341,550
                                             1,100   Zenith National Insurance Corp.                                       68,959
                                                                                                                    -------------
                                                                                                                        9,421,602
---------------------------------------------------------------------------------------------------------------------------------
International Oil - 0.3%                     1,500   ATP Oil & Gas Corp. (a)(f)                                            49,260
                                            13,289   GlobalSantaFe Corp.                                                  606,244
                                                                                                                    -------------
                                                                                                                          655,504
---------------------------------------------------------------------------------------------------------------------------------
Liquor - 0.0%                                  600   Boston Beer Co., Inc. Class A (a)                                     15,000
                                             1,475   Central European Distribution Corp. (a)                               62,820
                                             2,200   National Beverage Corp. (a)                                           17,072
                                               100   Pyramid Breweries, Inc.                                                  225
                                                                                                                    -------------
                                                                                                                           95,117
---------------------------------------------------------------------------------------------------------------------------------
Material & Services - 0.0%                       3   Polymer Group, Inc. Class B (a)                                           69
---------------------------------------------------------------------------------------------------------------------------------
Media - 3.3%                                 1,000   Acme Communications, Inc. (a)                                          3,890
                                               650   America's Car Mart, Inc. (a)                                          11,661
                                             1,400   Banta Corp.                                                           71,246
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                               400   Beasley Broadcasting Group, Inc. Class A (a)                   $       5,620
                                             6,680   Belo Corp. Class A                                                   152,705
                                             8,100   Blockbuster, Inc. Class A                                             38,475
                                             8,600   CNET Networks, Inc. (a)                                              116,702
                                                50   CTN Media Group, Inc. (a)                                                  0
                                            16,300   Cablevision Systems Corp. Class A (a)                                499,921
                                               600   Cadmus Communications Corp.                                           12,600
                                             1,600   Carmike Cinemas, Inc.                                                 36,704
                                            31,700   Charter Communications, Inc. Class A (a)(f)                           47,550
                                             6,500   Citadel Broadcasting Corp.                                            89,245
                                               500   Consolidated Graphics, Inc. (a)                                       21,525
                                                29   Cross Media Marketing Corp. (a)                                            0
                                             6,400   Crown Media Holdings, Inc. Class A (a)                                70,080
                                             3,365   Cumulus Media, Inc. Class A (a)                                       42,029
                                            83,545   The DIRECTV Group, Inc. (a)                                        1,251,504
                                               100   Daily Journal Corp. (a)                                                4,100
                                             7,700   Dex Media, Inc.                                                      213,983
                                            17,634   Discovery Holding Co. (a)                                            254,635
                                             5,100   DreamWorks Animation SKG, Inc. Class A (a)                           141,066
                                             9,740   EW Scripps Co. Class A                                               486,708
                                            12,865   EchoStar Communications Corp. Class A                                380,418
                                             4,200   Emmis Communications Corp. Class A (a)                                92,778
                                             2,700   Entercom Communications Corp. (a)                                     85,293
                                             3,900   Entravision Communications Corp. Class A (a)                          30,693
                                             7,580   Gartner, Inc. Class A (a)                                             88,610
                                             2,220   Gaylord Entertainment Co. (a)                                        105,783
                                             1,200   Gray Television, Inc.                                                 12,708
                                             4,980   Hollinger International, Inc. Class A                                 48,804
                                                80   iBEAM Broadcasting Corp. (a)                                               0
                                             8,000   Insight Communications Company, Inc. Class A (a)                      93,040
                                                20   Intraware, Inc. (a)                                                       74
                                             3,700   John Wiley & Sons, Inc. Class A                                      154,438
                                             4,900   Journal Communications, Inc. Class A                                  73,010
                                             1,300   Journal Register Co.                                                  21,034
                                             2,600   Lee Enterprises, Inc.                                                110,448
                                            14,596   Liberty Global, Inc. (a)                                             395,260
                                             4,496   Liberty Global, Inc. Series C (a)                                    115,772
                                               400   Lifeline Systems, Inc. (a)                                            13,372
                                             3,000   Lin TV Corp. Class A (a)                                              41,850
                                               100   Lynch Interactive Corp. (a)                                            2,564
                                             3,600   Martha Stewart Living Omnimedia, Inc. Class A (a)(f)                  90,072
                                             2,900   McClatchy Co. Class A                                                189,167
                                             1,300   Media General, Inc. Class A                                           75,413
                                             6,300   Mediacom Communications Corp. Class A (a)                             46,494
                                             1,600   Navarre Corp. (a)(f)                                                   9,264
                                             1,400   Network Equipment Technologies, Inc. (a)                               6,454
                                             3,600   NeuStar, Inc. Class A (a)                                            115,164
                                             2,500   Nexstar Broadcasting Group, Inc. Class A (a)                          14,250
                                             3,100   Palatin Technologies, Inc. (a)                                         7,130
                                             5,900   PanAmSat Holding Corp.                                               142,780
                                             1,700   Penton Media, Inc. (a)                                                   833
                                             1,500   Playboy Enterprises, Inc. Class B (a)                                 21,150
                                            15,334   Primedia, Inc. (a)                                                    62,716
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             5,000   Radio One, Inc. Class A (a)                                    $      65,775
                                             3,300   Raindance Communications, Inc. (a)                                     7,656
                                             5,600   The Reader's Digest Association, Inc. Class A                         89,432
                                             9,100   Regal Entertainment Group Series A                                   182,364
                                             1,900   Regent Communications, Inc. (a)                                        9,994
                                             1,500   Rewards Network, Inc. (a)                                             10,245
                                               425   Saga Communications, Inc. Class A (a)                                  5,653
                                             1,000   Salem Communications Corp. Class A (a)                                18,440
                                             2,210   Scholastic Corp. (a)                                                  81,682
                                             5,200   Sinclair Broadcast Group, Inc. Class A                                46,124
                                             3,230   Source Interlink Cos., Inc. (a)                                       35,724
                                             4,000   Spanish Broadcasting System Class A (a)                               28,720
                                             1,550   The Sportsman's Guide, Inc. (a)                                       42,315
                                               800   Thomas Nelson, Inc.                                                   15,008
                                             7,065   TiVo, Inc. (a)(f)                                                     38,787
                                               500   United Capital Corp. (a)                                              11,730
                                             9,900   UniverCell Holdings, Inc. (a)                                             95
                                             2,900   Valassis Communications, Inc. (a)                                    113,042
                                             2,200   ValueVision Media, Inc. Class A (a)                                   24,970
                                             2,100   WPT Enterprises, Inc. (a)                                             18,522
                                               525   Washington Post Class B                                              421,313
                                             6,200   Westwood One, Inc.                                                   123,318
                                            11,875   XM Satellite Radio Holdings, Inc. Class A (a)                        426,431
                                             2,400   Young Broadcasting, Inc. Class A (a)                                   8,376
                                                                                                                    -------------
                                                                                                                        8,044,501
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous - 0.1%                           400   ABX Air, Inc. (a)                                                      3,280
                                             2,300   Coinstar, Inc. (a)                                                    42,573
                                             3,600   Deluxe Corp.                                                         144,576
                                             1,400   Gerber Scientific, Inc. (a)                                           10,976
                                             1,500   Lincoln Educational Services Corp. (a)                                17,685
                                             3,300   National Atlantic Holdings Corp. (a)                                  38,280
                                             1,500   Zumiez, Inc. (a)                                                      48,945
                                                                                                                    -------------
                                                                                                                          306,315
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance - 8.3%                 1,000   1st Source Corp.                                                      23,150
                                               740   ACE Cash Express, Inc. (a)                                            14,437
                                             4,950   AG Edwards, Inc.                                                     216,860
                                               300   ASB Financial Corp.                                                    6,255
                                             2,900   Aames Investment Corp.                                                18,212
                                             1,700   Accredited Home Lenders Holding Co. (a)                               59,772
                                             3,900   Advance America Cash Advance                                          51,675
                                             1,700   Advanta Corp.                                                         44,302
                                             1,800   Affiliated Managers Group (a)                                        130,356
                                               400   Agree Realty Corp.                                                    11,300
                                             5,400   Alliance Capital Management Holding LP                               258,390
                                             1,500   Amcore Financial, Inc.                                                46,815
                                               900   Ameralia, Inc. (a)                                                       585
                                             8,300   American Financial Realty Trust                                      117,860
                                             2,344   American Home Mortgage Investment Corp.                               71,023
                                             8,850   AmeriCredit Corp. (a)                                                211,250
                                            26,580   Ameritrade Holding Corp. (a)                                         570,938
                                               100   Ampal American Israel Class A (a)                                        387
                                             1,600   Anchor Bancorp Wisconsin, Inc.                                        47,168
                                                 1   Apollo Investment Corp.                                                   13
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             1,200   Ashford Hospitality Trust, Inc.                                $      12,912
                                             1,100   Asset Acceptance Capital Corp. (a)                                    32,967
                                             1,500   Asta Funding, Inc.                                                    45,540
                                             6,750   Astoria Financial Corp.                                              178,335
                                                74   Atlantic Coast Federal Corp.                                           1,034
                                               300   Atlantic Realty Trust Inc.                                             6,507
                                             2,800   Atlantis Plastics, Inc.                                               27,972
                                               300   BNP Residential Properties, Inc.                                       4,305
                                             3,101   BOK Financial Corp.                                                  149,375
                                             1,700   BP Prudhoe Bay Royalty Trust                                         134,504
                                               900   Bank of the Ozarks, Inc.                                              30,897
                                             2,835   BankUnited Financial Corp. Class A                                    64,836
                                               600   Banner Corp.                                                          15,984
                                             2,300   Bay View Capital Corp.                                                35,236
                                                76   Berkshire Hathaway, Inc. Class A (a)                               6,232,000
                                               476   Berkshire Hathaway, Inc. Class B (a)                               1,299,956
                                               300   Berkshire Hills Bancorp, Inc.                                         10,200
                                             1,100   BlackRock, Inc.                                                       97,482
                                             3,037   CVB Financial Corp.                                                   56,488
                                             2,400   Calamos Asset Management, Inc. Class A                                59,232
                                               500   Camco Financial Corp.                                                  7,120
                                               540   Capital Corp. of the West                                             16,497
                                             1,500   Capital Lease Funding, Inc.                                           15,525
                                             6,100   CapitalSource, Inc. (a)(f)                                           132,980
                                               412   Cascade Financial Corp.                                                7,482
                                             1,700   Cash America International, Inc.                                      35,275
                                             2,922   Cathay General Bancorp                                               103,614
                                             1,876   Central Pacific Financial Corp.                                       65,998
                                             2,800   Cenveo, Inc. (a)                                                      29,036
                                             1,700   Ceres Group, Inc. (a)                                                  9,571
                                               500   Charter Financial Corp.                                               17,045
                                             3,400   CharterMac                                                            69,700
                                             1,960   Chicago Mercantile Exchange Holdings, Inc.                           661,108
                                               500   Citizens First Bancorp, Inc.                                          10,670
                                             1,112   Citizens, Inc. (a)(f)                                                  7,139
                                               629   Coastal Financial Corp.                                                9,432
                                               700   Cohen & Steers, Inc.                                                  14,000
                                               100   Collegiate Funding Services LLC (a)                                    1,481
                                             3,722   Commercial Capital Bancorp, Inc.                                      63,274
                                             2,500   Commercial Federal Corp.                                              85,350
                                             2,000   CompuCredit Corp. (a)(f)                                              88,840
                                             2,000   Corrections Corp. of America (a)                                      79,400
                                             3,480   Covanta Holding Corp. (a)                                             46,736
                                             1,056   Cross Timbers Royalty Trust                                           57,341
                                             3,700   Dime Community Bancshares, Inc.                                       54,464
                                             1,700   Downey Financial Corp.                                               103,530
                                             4,900   ECC Capital Corp.                                                     15,974
                                               629   ESB Financial Corp.                                                    7,454
                                               300   Eastern Virginia Bankshares, Inc.                                      5,835
                                             7,600   Eaton Vance Corp.                                                    188,632
                                             1,300   Encore Capital Group, Inc. (a)                                        23,192
                                             2,500   ePlus, Inc. (a)                                                       32,625
                                             3,400   eSpeed, Inc. Class A (a)                                              25,772
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             2,200   Ezcorp, Inc. (a)                                               $      35,332
                                               900   The FINOVA Group, Inc. (a)                                                65
                                             1,450   Fidelity Bankshares, Inc.                                             44,298
                                             1,000   Financial Federal Corp.                                               39,800
                                             2,400   First Albany Cos., Inc.                                               15,600
                                             1,000   First Community Bancorp, Inc.                                         47,830
                                               400   First Defiance Financial Corp.                                        10,972
                                               800   First Financial Corp.                                                 21,600
                                             1,400   First Financial Holdings, Inc.                                        43,008
                                               600   First Indiana Corp.                                                   20,442
                                             3,300   The First Marblehead Corp. (a)                                        83,820
                                               615   First Place Financial Corp.                                           13,635
                                             6,356   First Union Real Estate Equity & Mortgage Investments (a)             28,602
                                               900   FirstFed Financial Corp. (a)                                          48,429
                                             3,600   Flagstar Bancorp, Inc.                                                57,960
                                               750   Flushing Financial Corp.                                              12,278
                                               500   Foothill Independent Bancorp                                          10,565
                                             8,510   Friedman Billings Ramsey Group, Inc. Class A                          86,717
                                             1,100   GAMCO Investors, Inc. Class A                                         50,435
                                               900   GFI Group, Inc. (a)                                                   37,053
                                             1,455   Giant Industries, Inc. (a)                                            85,176
                                             1,371   Glacier Bancorp, Inc.                                                 42,323
                                               710   Greater Delaware Valley Savings Bank                                  18,474
                                             1,100   Greenhill & Co., Inc.                                                 45,859
                                               900   HMN Financial, Inc.                                                   28,242
                                               420   Heritage Financial Corp.                                              10,164
                                             3,400   Hugoton Royalty Trust                                                137,530
                                             1,000   IBERIABANK Corp.                                                      53,150
                                               900   ITLA Capital Corp. (a)                                                47,241
                                             4,868   Independence Community Bank Corp.                                    165,950
                                               242   Independence Federal Savings Bank (a)                                  2,785
                                             1,304   Independent Bank Corp.                                                37,871
                                             3,500   IndyMac Bancorp, Inc.                                                138,530
                                               800   InnSuites Hospitality Trust                                            1,040
                                            16,200   Instinet Group, Inc. (a)                                              80,514
                                             3,556   International Bancshares Corp.                                       105,613
                                             2,100   International Securities Exchange, Inc. (a)                           49,140
                                               300   Interpool, Inc.                                                        5,475
                                             3,000   Investment Technology Group, Inc. (a)                                 88,800
                                             3,900   Investors Financial Services Corp.                                   128,310
                                             1,500   iPayment, Inc. (a)                                                    56,760
                                             1,800   Jackson Hewitt Tax Service, Inc.                                      43,038
                                             3,300   Jefferies Group, Inc. New Shares                                     143,715
                                             6,000   John D Oil & Gas Co.                                                   4,800
                                             1,790   KNBT Bancorp, Inc.                                                    27,870
                                             6,900   Knight Capital Group, Inc. Class A (a)                                57,339
                                            10,400   La Quinta Corp. (a)                                                   90,376
                                             1,700   LabOne, Inc. (a)                                                      73,950
                                             5,600   LaBranche & Co., Inc. (a)                                             48,664
                                             2,781   Ladenburg Thalmann Financial Services, Inc. (a)                        1,696
                                             6,012   Legg Mason, Inc.                                                     659,456
                                             5,902   Leucadia National Corp.                                              254,376
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             1,000   Lincoln Bancorp                                                $      15,900
                                             1,000   Lipid Sciences, Inc. (a)                                               2,970
                                             1,980   MAF Bancorp, Inc.                                                     81,180
                                             1,450   MB Financial, Inc.                                                    56,521
                                               200   Malan Realty Investors, Inc.                                               0
                                               300   Maxus Realty Trust, Inc.                                               4,047
                                             1,200   McGrath RentCorp                                                      33,996
                                             4,000   Medallion Financial Corp.                                             39,640
                                             3,400   Metris Cos., Inc. (a)                                                 49,742
                                               500   MicroFinancial, Inc.                                                   1,950
                                               105   Mid Penn Bancorp, Inc.                                                 2,730
                                               300   The Midland Company                                                   10,809
                                             5,000   MoneyGram International, Inc.                                        108,550
                                               400   Monmouth Capital Corp.                                                 2,268
                                             2,200   Monmouth Real Estate Investment Corp. Class A                         18,018
                                               300   MutualFirst Financial, Inc.                                            6,720
                                               400   NASB Financial, Inc.                                                  15,828
                                             3,600   The Nasdaq Stock Market, Inc. (a)                                     91,260
                                             1,090   Nastech Pharmaceutical Co., Inc. (a)                                  15,413
                                             1,900   National Financial Partners Corp.                                     85,766
                                               120   National Security Group, Inc.                                          2,178
                                               200   National Western Life Insurance Co. Class A (a)                       42,250
                                             3,000   Nelnet, Inc. Class A (a)                                             114,030
                                            15,464   New York Community Bancorp, Inc.                                     253,610
                                               400   North American Scientific, Inc. (a)                                    1,052
                                             1,800   Northwest Bancorp, Inc.                                               38,250
                                             5,500   Nuveen Investments, Inc. Class A                                     216,645
                                             1,400   Oak Hill Financial, Inc.                                              42,028
                                             3,300   Ocwen Financial Corp. (a)                                             22,902
                                               200   One Liberty Properties, Inc.                                           3,982
                                             2,900   optionsXpress Holdings, Inc.                                          55,216
                                               600   PAB Bankshares, Inc.                                                   9,366
                                             2,125   PMC Commercial Trust                                                  28,539
                                               321   PVF Capital Corp.                                                      3,563
                                             2,710   Pacific Capital Bancorp                                               90,216
                                             2,308   Partners Trust Financial Group, Inc.                                  26,588
                                               845   Piper Jaffray Cos. (a)                                                25,232
                                             1,600   Portfolio Recovery Associates, Inc. (a)                               69,088
                                               400   Provident Financial Holdings, Inc.                                    11,220
                                             2,689   Provident Financial Services, Inc.                                    47,326
                                             2,900   R-G Financial Corp. Class B                                           39,875
                                             3,700   Raymond James Financial, Inc.                                        118,844
                                               450   Renasant Corp.                                                        14,243
                                             1,000   Resource America, Inc. Class A                                        17,730
                                               100   Riverview Bancorp, Inc.                                                2,110
                                               300   Roberts Realty Investors, Inc. (a)                                     2,319
                                             6,760   SEI Investments Co.                                                  254,041
                                             1,210   SWS Group, Inc.                                                       19,844
                                               900   Sanders Morris Harris Group, Inc.                                     14,715
                                             1,903   Santander BanCorp                                                     46,871
                                               300   Security Bank Corp.                                                    7,467
                                             3,300   Siebert Financial Corp. (a)                                           10,065
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                               700   Sound Federal Bancorp, Inc.                                    $      11,697
                                             3,600   Specialty Underwriters' Alliance, Inc. (a)                            29,412
                                             3,000   Sports Resorts International, Inc. (a)                                 2,940
                                               400   State Financial Services Corp. Class A                                14,608
                                             3,088   Sterling Financial Corp. (a)                                          69,634
                                             1,132   Student Loan Corp.                                                   268,148
                                               300   Supertel Hospitality, Inc.                                             1,425
                                               100   TF Financial Corp.                                                     2,793
                                               679   Tarragon Corp. (a)                                                    12,602
                                             1,500   Transnational Financial Network, Inc. (a)                                870
                                             1,100   United Community Banks, Inc.                                          31,350
                                             1,000   United PanAm Financial Corp. (a)                                      24,970
                                               100   Value Line, Inc.                                                       3,914
                                             9,652   W Holding Co., Inc.                                                   92,273
                                             2,460   WFS Financial, Inc. (a)                                              165,287
                                             1,500   WP Carey & Co. LLC                                                    40,380
                                               200   WVS Financial Corp.                                                    3,220
                                             3,500   Waddell & Reed Financial, Inc. Class A                                67,760
                                             5,161   Washington Federal, Inc.                                             116,432
                                               151   Wayne Savings Bancshares, Inc.                                         2,265
                                             3,000   Webster Financial Corp.                                              134,880
                                             2,000   Wellsford Real Properties, Inc. (a)                                   38,000
                                               402   Wesco Financial Corp.                                                137,524
                                               600   White Mountains Insurance Group Inc.                                 362,400
                                               200   Willis Lease Finance Corp. (a)                                         1,956
                                             2,498   Willow Grove Bancorp, Inc.                                            39,119
                                             1,800   World Acceptance Corp. (a)                                            45,738
                                             1,800   Wright Express Corp. (a)                                              38,862
                                                                                                                    -------------
                                                                                                                       19,986,442
---------------------------------------------------------------------------------------------------------------------------------
Motor Vehicles - 0.9%                        1,800   AO Smith Corp.                                                        51,300
                                             2,800   ASV, Inc. (a)                                                         63,420
                                               305   Aftermarket Technology Corp. (a)                                       5,609
                                             3,000   American Axle & Manufacturing Holdings, Inc.                          69,240
                                             1,700   Arctic Cat, Inc.                                                      34,918
                                             3,900   ArvinMeritor, Inc.                                                    65,208
                                             3,200   BorgWarner, Inc.                                                     180,672
                                             2,000   CSK Auto Corp. (a)                                                    29,760
                                               700   Cascade Corp.                                                         34,090
                                               700   Coachmen Industries, Inc.                                              8,043
                                             4,800   Donaldson Co., Inc.                                                  146,544
                                             3,300   Dura Automotive Systems, Inc. Class A (a)                             13,266
                                             3,300   Federal-Mogul Corp. (a)(f)                                             1,584
                                             3,190   Fleetwood Enterprises, Inc. (a)                                       39,237
                                            10,490   Gentex Corp.                                                         182,526
                                             1,000   Group 1 Automotive, Inc. (a)                                          27,600
                                             1,600   Hayes Lemmerz International, Inc. (a)                                  7,168
                                             1,300   IMPCO Technologies, Inc. (a)                                           7,800
                                               600   Keystone Automotive Industries, Inc. (a)                              17,286
                                             2,100   LKQ Corp. (a)                                                         63,420
                                               200   The Lamson & Sessions Co. (a)                                          3,664
                                             3,645   Lear Corp.                                                           123,821
                                             1,000   Lithia Motors, Inc. Class A                                           28,980
                                               800   MarineMax, Inc. (a)                                                   20,392
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                               900   Midas, Inc. (a)                                                $      17,892
                                             1,900   Modine Manufacturing Co.                                              69,692
                                             1,800   Monaco Coach Corp.                                                    26,532
                                               750   Monro Muffler, Inc.                                                   19,703
                                             2,020   Myers Industries, Inc.                                                23,513
                                               500   Noble International Ltd.                                              12,080
                                             4,200   Oshkosh Truck Corp.                                                  181,272
                                             2,700   Polaris Industries, Inc.                                             133,785
                                               447   Proliance International, Inc.                                          2,450
                                             3,000   Rush Enterprises, Inc. Class B (a)                                    45,030
                                             1,700   Sonic Automotive, Inc.                                                37,774
                                             2,700   Spartan Motors, Inc.                                                  29,349
                                             1,200   Standard Motor Products, Inc.                                          9,732
                                             1,300   Stoneridge, Inc. (a)                                                  10,686
                                             1,510   Superior Industries International, Inc. (f)                           32,495
                                             5,000   TRW Automotive Holdings Corp. (a)                                    146,700
                                             3,685   Thor Industries, Inc.                                                125,290
                                             1,000   Titan International, Inc.                                             13,730
                                             2,000   United Auto Group, Inc.                                               66,080
                                             1,800   Winnebago Industries, Inc.                                            52,146
                                                                                                                    -------------
                                                                                                                        2,281,479
---------------------------------------------------------------------------------------------------------------------------------
Non-Durables - 1.9%                          1,100   Action Performance Cos., Inc.                                         13,750
                                            10,533   Activision, Inc. (a)                                                 215,400
                                             3,900   American Greetings Class A                                           106,860
                                             5,665   Applebees International, Inc.                                        117,209
                                             1,100   BJ's Restaurants, Inc. (a)                                            22,473
                                               430   Benihana, Inc. Class A (a)                                             7,736
                                               600   Blue Nile, Inc. (a)                                                   18,984
                                             2,000   Bob Evans Farms, Inc.                                                 45,420
                                               210   Bowl America, Inc. Class A                                             2,919
                                             3,700   Boyds Collection Ltd. (a)                                              2,590
                                             4,900   Brinker International, Inc. (a)                                      184,044
                                             2,600   Buca, Inc. (a)                                                        15,782
                                               500   Buffalo Wild Wings, Inc. (a)                                          13,250
                                             3,500   CBRL Group, Inc.                                                     117,810
                                             2,250   CEC Entertainment, Inc. (a)                                           71,460
                                             2,300   CKE Restaurants, Inc.                                                 30,314
                                             2,000   Cabela's, Inc. Class A (a)(f)                                         36,740
                                             1,100   California Pizza Kitchen, Inc. (a)                                    32,164
                                             2,400   Centillium Communications, Inc. (a)                                    9,048
                                             2,800   Champps Entertainment, Inc. (a)                                       19,376
                                             2,600   Checkers Drive-In Restaurant (a)                                      39,728
                                             4,417   The Cheesecake Factory (a)                                           137,987
                                               200   Churchill Downs, Inc.                                                  7,064
                                             1,800   Cosi, Inc. (a)                                                        17,676
                                               700   Dave & Buster's, Inc. (a)                                              9,345
                                             2,300   Denny's Corp. (a)                                                      9,453
                                               800   Department 56, Inc. (a)                                               10,000
                                             2,500   Domino's Pizza, Inc.                                                  58,300
                                             6,000   Dover Motorsports, Inc.                                               41,040
                                             1,200   Drew Industries, Inc. (a)                                             30,972
                                             1,200   EMAK Worldwide, Inc. (a)                                               9,108
                                             1,600   Electronics Boutique Holdings Corp. (a)                              100,544
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             2,500   Famous Dave's of America, Inc. (a)                             $      29,800
                                             1,100   Forward Industries, Inc. (a)(f)                                       25,707
                                             1,300   Gaming Partners International Corp. (a)                               20,748
                                             1,500   Handleman Co.                                                         18,945
                                             2,118   Hibbett Sporting Goods, Inc. (a)                                      47,126
                                             4,300   Hollywood Media Corp. (a)                                             18,146
                                               900   IHOP Corp.                                                            36,666
                                             3,000   International Speedway Corp. Class A                                 157,410
                                             2,800   Isle of Capri Casinos, Inc. (a)                                       59,864
                                             2,200   Jack in the Box, Inc. (a)                                             65,802
                                             2,513   Jakks Pacific, Inc. (a)                                               40,786
                                               300   Kreisler Manufacturing Corp. (a)                                       1,800
                                             3,500   Krispy Kreme Doughnuts, Inc. (a)                                      21,910
                                             2,000   Lancaster Colony Corp.                                                86,000
                                             1,700   Landry's Restaurants, Inc.                                            49,810
                                               300   Lazare Kaplan International, Inc. (a)                                  2,958
                                             2,100   Leapfrog Enterprises, Inc. (a)(f)                                     31,017
                                             1,000   Lodgenet Entertainment Corp. (a)                                      14,730
                                             1,900   Lone Star Steakhouse & Saloon                                         49,400
                                             1,100   Luby's, Inc. (a)                                                      14,366
                                             5,800   Marvel Entertainment, Inc. (a)                                       103,646
                                             5,000   Midway Games, Inc. (a)(f)                                             75,950
                                             1,400   Movado Group, Inc.                                                    26,208
                                             2,505   O'Charleys, Inc. (a)                                                  35,847
                                             4,300   Outback Steakhouse, Inc.                                             157,380
                                             1,495   PF Chang's China Bistro, Inc. (a)                                     67,021
                                             2,200   Panera Bread Co. Class A (a)                                         112,596
                                             1,700   Papa John's International, Inc. (a)                                   85,204
                                               900   Peco II, Inc. (a)                                                      1,278
                                             5,800   Penn National Gaming, Inc. (a)                                       180,438
                                             1,170   RC2 Corp. (a)                                                         39,499
                                             2,900   Rare Hospitality International, Inc. (a)                              74,530
                                               800   Red Robin Gourmet Burgers, Inc. (a)                                   36,672
                                             2,500   Regis Corp.                                                           94,550
                                             3,200   Ruby Tuesday, Inc.                                                    69,632
                                             1,300   Russ Berrie & Co., Inc.                                               18,356
                                             2,600   Ryan's Restaurant Group, Inc. (a)                                     30,342
                                             3,400   Samsonite Corp. (a)                                                    2,380
                                            20,800   Service Corp. International                                          172,432
                                               400   Servotronics, Inc. (a)                                                 1,624
                                             4,425   Sonic Corp. (a)                                                      121,024
                                             3,600   Sotheby's Holdings Class A (a)                                        60,192
                                               800   The Steak n Shake Co. (a)                                             14,520
                                               510   Steinway Musical Instruments (a)                                      13,439
                                             5,800   Stewart Enterprises, Inc. Class A                                     38,454
                                             4,350   THQ, Inc. (a)                                                         92,742
                                             4,000   Take-Two Interactive Software, Inc. (a)                               88,360
                                             2,400   The Topps Co., Inc.                                                   19,704
                                             3,300   Traffix, Inc.                                                         20,559
                                             2,400   Trans World Entertainment Corp. (a)                                   18,936
                                             3,800   Triarc Cos.                                                           58,026
                                             4,555   Tupperware Corp.                                                     103,763
                                             7,100   Warner Music Group Corp.                                             131,421
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             2,300   World Wrestling Entertainment, Inc.                            $      29,900
                                             3,090   Youbet.com, Inc. (a)                                                  17,768
                                                                                                                    -------------
                                                                                                                        4,561,930
---------------------------------------------------------------------------------------------------------------------------------
Non-Ferrous Metals - 0.6%                      800   AM Castle & Co. (a)                                                   14,000
                                             1,637   Aleris International, Inc. (a)                                        44,936
                                             1,000   Brush Engineered Materials, Inc. (a)                                  15,880
                                             2,200   Century Aluminum Co. (a)                                              49,456
                                             1,300   Chaparral Steel Co. (a)                                               32,786
                                            17,500   Coeur d'Alene Mines Corp. (a)                                         74,025
                                             3,400   Commercial Metals Co.                                                114,716
                                             2,000   Empire Resources, Inc.                                                15,660
                                             1,327   Encore Wire Corp. (a)                                                 21,577
                                            10,500   Hecla Mining Co. (a)                                                  45,990
                                            10,800   Kaiser Aluminum Corp. (a)                                                486
                                             1,300   Minerals Technologies, Inc.                                           74,373
                                             2,600   Mueller Industries, Inc.                                              72,202
                                               500   Omega Flex, Inc. (a)                                                   7,995
                                             2,100   RTI International Metals, Inc. (a)                                    82,635
                                             1,400   Reliance Steel & Aluminum Co.                                         74,102
                                             8,800   Southern Peru Copper Corp.                                           492,448
                                             4,784   Stillwater Mining Co. (a)                                             43,774
                                             1,900   Titanium Metals Corp. (a)                                             75,164
                                               900   Wolverine Tube, Inc. (a)                                               6,750
                                                                                                                    -------------
                                                                                                                        1,358,955
---------------------------------------------------------------------------------------------------------------------------------
Optical Photo & Equipment - 0.2%             1,000   August Technology Corp. (a)                                           10,670
                                             1,900   CPI Corp.                                                             33,421
                                             1,100   Cyberoptics Corp. (a)                                                 15,323
                                             2,000   Imation Corp.                                                         85,740
                                             9,230   Ingram Micro, Inc. Class A (a)                                       171,124
                                             2,095   LaserCard Corp. (a)(f)                                                18,583
                                             7,200   Lexar Media, Inc. (a)(f)                                              46,080
                                               200   Meade Instruments Corp. (a)                                              532
                                               300   Panavision, Inc. (a)                                                   1,200
                                             1,900   Photronics, Inc. (a)                                                  36,860
                                               100   StockerYale, Inc. (a)                                                    109
                                             1,600   Zomax, Inc. (a)                                                        5,136
                                             1,100   Zygo Corp. (a)                                                        16,852
                                                                                                                    -------------
                                                                                                                          441,630
---------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.4%                 200   Badger Paper Mills, Inc. (a)                                             240
                                             3,100   Bowater, Inc.                                                         87,637
                                               200   Buckeye Technologies, Inc. (a)                                         1,624
                                               604   CSS Industries, Inc.                                                  19,642
                                             1,700   Caraustar Industries, Inc. (a)                                        18,666
                                               600   Chesapeake Corp.                                                      11,034
                                               700   Deltic Timber Corp.                                                   32,235
                                               480   Kadant, Inc. (a)                                                       9,629
                                             2,900   Longview Fibre Co.                                                    56,521
                                             1,000   Lydall, Inc. (a)                                                       8,930
                                             1,700   Neenah Paper, Inc.                                                    49,810
                                             2,400   P.H. Glatfelter Co.                                                   33,816
                                             5,100   Packaging Corp. of America                                            98,991
                                               900   Pope & Talbot, Inc.                                                    9,189
                                             2,100   Potlatch Corp.                                                       109,452
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             2,914   Rayonier, Inc.                                                 $     167,905
                                               900   Rock-Tenn Co. Class A                                                 13,590
                                            15,080   Smurfit-Stone Container Corp. (a)                                    156,229
                                             1,400   Universal Forest Products, Inc.                                       80,248
                                             3,100   Wausau Paper Corp.                                                    38,781
                                                                                                                    -------------
                                                                                                                        1,004,169
---------------------------------------------------------------------------------------------------------------------------------
Producer Goods - 3.4%                        5,023   AGCO Corp. (a)                                                        91,419
                                               500   Aaon, Inc. (a)                                                         9,190
                                             1,800   Actuant Corp. Class A                                                 84,240
                                             4,400   Aeroflex, Inc. (a)                                                    41,184
                                               600   Alamo Group, Inc.                                                     11,892
                                             1,700   Albany International Corp. Class A                                    62,679
                                               115   Allied Motion Technologies, Inc. (a)                                     454
                                               900   American Vanguard Corp.                                               16,479
                                             4,500   Ametek, Inc.                                                         193,365
                                             1,800   Applied Industrial Technologies, Inc.                                 64,584
                                             2,200   Aptargroup, Inc.                                                     109,582
                                               200   Arotech Corp. (a)                                                        148
                                             1,100   Astec Industries, Inc. (a)                                            31,229
                                             3,100   BE Aerospace, Inc. (a)                                                51,367
                                             1,700   Baldor Electric Co.                                                   43,095
                                             1,600   Barnes Group, Inc.                                                    57,376
                                             1,000   Blount International, Inc. (a)                                        17,640
                                             2,600   Blyth, Inc.                                                           57,954
                                             3,000   Briggs & Stratton Corp.                                              103,770
                                               600   CIRCOR International, Inc.                                            16,470
                                               900   Cantel Medical Corp. (a)                                              18,936
                                            16,500   Capstone Turbine Corp. (a)(f)                                         58,575
                                               200   Catalyst Semiconductor, Inc. (a)                                       1,000
                                             1,100   Cherokee International Corp. (a)                                       3,850
                                               100   Chicago Rivet & Machine Co.                                            2,430
                                             3,000   Clarcor, Inc.                                                         86,160
                                             3,485   Cognex Corp.                                                         104,794
                                             2,400   Columbus McKinnon Corp. (a)                                           56,784
                                             1,900   Comfort Systems USA, Inc. (a)                                         16,739
                                             1,800   Concord Camera Corp. (a)                                               2,466
                                             1,900   Cryo-Cell International, Inc. (a)                                      4,655
                                               600   Culp, Inc. (a)                                                         2,808
                                             1,100   Curtiss-Wright Corp.                                                  67,881
                                             2,000   DiamondCluster International, Inc. Class A (a)                        15,160
                                             5,700   Distributed Energy Systems Corp. (a)                                  47,538
                                               800   Duratek, Inc. (a)                                                     14,624
                                               700   Dynamic Materials Corp.                                               30,590
                                               200   The Eastern Co.                                                        4,350
                                             1,200   Evergreen Solar, Inc. (a)                                             11,196
                                             2,100   FMC Corp. (a)                                                        120,162
                                             1,600   The Fairchild Corp. (a)                                                3,712
                                             4,345   Fastenal Co.                                                         265,436
                                             4,220   Fedders Corp.                                                          9,031
                                             4,000   Federal Signal Corp.                                                  68,360
                                             1,500   Flanders Corp. (a)                                                    18,210
                                             2,800   Flowserve Corp. (a)                                                  101,780
                                               240   Foster Wheeler Ltd. (a)                                                7,414
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                               700   Franklin Electric Co., Inc.                                    $      28,973
                                             1,400   Gardner Denver, Inc. (a)                                              62,440
                                               125   The Gorman-Rupp Co.                                                    3,006
                                             4,687   Graco, Inc.                                                          160,670
                                             5,800   GrafTech International Ltd. (a)                                       31,494
                                               700   HI Shear Technology Corp. (a)                                          2,093
                                             3,300   HNI Corp.                                                            198,726
                                               200   Hardinge, Inc.                                                         2,938
                                             2,400   Harsco Corp.                                                         157,368
                                             2,600   Helix Technology Corp.                                                38,350
                                             4,690   Herman Miller, Inc.                                                  142,107
                                             1,700   Hexcel Corp. (a)                                                      31,093
                                             3,500   Hubbell, Inc. Class B                                                164,255
                                             3,800   Hughes Supply, Inc.                                                  123,880
                                             2,950   IDEX Corp.                                                           125,523
                                               100   Ibis Technology Corp. (a)                                                182
                                               400   Inplay Technologies, Inc. (a)                                            744
                                               500   IntriCon Corp. (a)                                                     2,850
                                             2,900   JLG Industries, Inc.                                                 106,111
                                             4,500   Jacuzzi Brands, Inc. (a)                                              36,270
                                             2,475   Jarden Corp. (a)                                                     101,648
                                             2,500   Kaydon Corp.                                                          71,025
                                             2,000   Kennametal, Inc.                                                      98,080
                                             2,700   Knoll, Inc.                                                           49,545
                                             2,690   Kos Pharmaceuticals, Inc. (a)                                        180,042
                                               600   LB Foster Co. Class A (a)                                              7,950
                                               700   Ladish Co., Inc. (a)                                                  12,208
                                               600   Lawson Products                                                       22,032
                                             3,200   Lennox International, Inc.                                            87,712
                                               782   Libbey, Inc.                                                          11,886
                                             2,295   Lincoln Electric Holdings, Inc.                                       90,423
                                             1,500   Lindsay Manufacturing Co.                                             33,015
                                             1,700   Lone Star Technologies (a)                                            94,503
                                             4,100   MSC Industrial Direct Co. Class A                                    135,997
                                             1,700   Magnetek, Inc. (a)                                                     5,746
                                             1,700   Manitowoc Co.                                                         85,425
                                               900   Material Sciences Corp. (a)                                           13,563
                                             1,400   Matthews International Corp. Class A                                  52,906
                                             2,500   Maverick Tube Corp. (a)                                               75,000
                                             2,300   Merix Corp. (a)                                                       12,880
                                             5,160   Micrel, Inc. (a)                                                      57,947
                                               500   Middleby Corp. (a)                                                    36,250
                                             4,356   Milacron, Inc. (a)                                                     7,754
                                               900   Modtech Holdings, Inc. (a)                                             8,748
                                             2,325   Moog, Inc. Class A (a)                                                68,634
                                               400   NACCO Industries, Inc. Class A                                        45,780
                                               800   NATCO Group, Inc. Class A (a)                                         20,256
                                             1,000   NN, Inc.                                                              11,990
                                             2,000   Nordson Corp.                                                         76,060
                                             1,500   Oceaneering International, Inc. (a)                                   80,115
                                             5,850   Pentair, Inc.                                                        213,525
                                             4,307   Plug Power, Inc. (a)                                                  29,288
                                             1,600   Possis Medical, Inc. (a)                                              17,536
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             7,050   Precision Castparts Corp.                                      $     374,355
                                             3,140   Presstek, Inc. (a)                                                    40,757
                                             2,600   Raytech Corp. (a)                                                      3,172
                                             2,505   Regal-Beloit Corp.                                                    81,262
                                               800   Research Frontiers, Inc. (a)                                           2,456
                                               800   Robbins & Myers, Inc.                                                 17,984
                                               972   Ronson Corp.                                                           1,847
                                             5,200   Roper Industries, Inc.                                               204,308
                                               470   SI International, Inc. (a)                                            14,556
                                             4,448   SPX Corp.                                                            204,386
                                             7,200   Safeguard Scientifics, Inc. (a)                                       12,456
                                             1,600   Sauer-Danfoss, Inc.                                                   32,000
                                               500   Sequa Corp. Class A (a)                                               29,500
                                             3,400   The Shaw Group, Inc. (a)                                              83,844
                                             1,800   Sonic Solutions, Inc. (a)                                             38,700
                                               200   Spectrum Control, Inc. (a)                                             1,482
                                               700   Standex International Corp.                                           18,431
                                             6,700   Steelcase, Inc. Class A                                               96,882
                                             3,000   Stewart & Stevenson Services                                          71,550
                                             1,500   Sun Hydraulics, Inc.                                                  36,450
                                               765   TRM Corp. (a)                                                         11,620
                                             1,500   Technology Research Corp.                                              5,886
                                             1,600   Tecumseh Products Co. Class A                                         34,432
                                             2,300   Teleflex, Inc.                                                       162,150
                                               500   Tennant Co.                                                           20,490
                                             2,500   Tenneco Automotive, Inc. (a)                                          43,775
                                             2,904   Terex Corp. (a)                                                      143,545
                                             2,500   ThermoGenesis Corp. (a)                                               13,225
                                             5,400   Timken Co.                                                           160,002
                                             2,700   Trinity Industries, Inc.                                             109,323
                                               800   Triumph Group, Inc. (a)                                               29,736
                                             2,500   TurboChef Technologies, Inc. (a)(f)                                   38,975
                                               100   Twin Disc, Inc.                                                        3,951
                                             2,100   Tyler Technologies, Inc. (a)                                          17,388
                                             7,440   Valhi, Inc.                                                          133,771
                                             1,100   Valmont Industries, Inc.                                              32,296
                                               700   Watsco, Inc.                                                          37,177
                                             1,900   Watts Water Technologies, Inc. Class A                                54,815
                                               700   Woodhead Industries, Inc.                                              9,611
                                               600   Woodward Governor Co.                                                 51,030
                                             1,100   X-Rite, Inc.                                                          13,640
                                             2,200   York International Corp.                                             123,354
                                                                                                                    -------------
                                                                                                                        8,159,870
---------------------------------------------------------------------------------------------------------------------------------
Railroads & Shipping - 0.4%                  2,700   Alexander & Baldwin, Inc.                                            143,748
                                             4,600   Diamondhead Casino Corp. (a)                                           3,864
                                             1,800   Florida East Coast Industries                                         81,522
                                             2,100   Freightcar America, Inc.                                              85,638
                                             2,800   GATX Corp.                                                           110,740
                                             1,600   General Maritime Corp.                                                58,896
                                             1,300   Genesee & Wyoming, Inc. Class A (a)                                   41,210
                                             1,900   Greenbrier Cos., Inc.                                                 63,156
                                               100   Hornbeck Offshore Services, Inc. (a)                                   3,663
                                               300   International Shipholding Corp. (a)                                    5,115
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             3,700   Kansas City Southern (a)                                       $      86,247
                                               500   Maritrans, Inc.                                                       16,000
                                             1,100   Martin Midstream Partners LP                                          36,388
                                             5,300   OMI Corp. New Shares                                                  94,711
                                             2,300   Overseas Shipholding Group                                           134,159
                                             1,900   RailAmerica, Inc. (a)                                                 22,610
                                             1,800   SCS Transportation, Inc. (a)                                          28,278
                                             2,100   Westinghouse Air Brake Technologies Corp.                             57,288
                                                                                                                    -------------
                                                                                                                        1,073,233
---------------------------------------------------------------------------------------------------------------------------------
Real Property - 5.9%                         4,800   AMB Property Corp.                                                   215,520
                                             1,450   AMLI Residential Properties Trust                                     46,502
                                             3,200   Acadia Realty Trust                                                   57,568
                                             2,400   Affordable Residential Communities                                    24,264
                                               200   Alexander's, Inc. (a)                                                 54,000
                                             1,100   Alexandria Real Estate Equities, Inc.                                 90,959
                                               500   America Retirement Corp. (a)                                           9,415
                                               400   American Land Lease, Inc.                                              9,500
                                               500   American Mortgage Acceptance Co.                                       7,095
                                             1,800   American Real Estate Partners LP                                      67,500
                                               500   American Realty Investors, Inc. (a)                                    4,750
                                             4,400   Amerivest Properties, Inc.                                            17,820
                                             7,400   Annaly Mortgage Management, Inc. (f)                                  95,830
                                             3,100   Anthracite Capital, Inc.                                              35,898
                                             2,700   Anworth Mortgage Asset Corp.                                          22,329
                                             4,050   Arden Realty, Inc.                                                   166,739
                                             4,400   Associated Estates Realty Corp.                                       43,120
                                             4,445   AvalonBay Communities, Inc.                                          380,937
                                               500   Avatar Holdings, Inc. (a)(f)                                          29,620
                                             3,135   BRE Properties                                                       139,508
                                               300   BRT Realty Trust                                                       7,011
                                             1,000   Bedford Property Investors                                            23,840
                                               400   Big 5 Sporting Goods Corp.                                             9,544
                                               500   BioMed Realty Trust, Inc.                                             12,400
                                             6,420   Boston Properties, Inc.                                              455,178
                                             1,000   Boykin Lodging Co. (a)                                                12,420
                                             2,720   Brandywine Realty Trust                                               84,565
                                             3,800   CB Richard Ellis Group, Inc. (a)                                     186,960
                                             4,300   CBL & Associates Properties, Inc.                                    176,257
                                               400   California Coastal Communities, Inc. (a)                              14,088
                                             3,557   Camden Property Trust                                                198,303
                                             3,000   Capital Automotive REIT                                              116,130
                                             4,800   Capital Title Group, Inc.                                             35,520
                                             2,500   Capstead Mortgage Corp.                                               17,275
                                             4,000   CarrAmerica Realty Corp.                                             143,800
                                             1,100   Cedar Shopping Centers, Inc.                                          15,917
                                             3,000   Centerpoint Properties Trust                                         134,400
                                             2,500   Colonial Properties Trust                                            111,200
                                             2,791   Commercial Net Lease Realty                                           55,820
                                             2,000   Corporate Office Properties Trust                                     69,900
                                               600   Correctional Properties Trust                                         17,646
                                             2,300   Cousins Properties, Inc.                                              69,506
                                             7,500   Crescent Real Estate EQT Co.                                         153,825
                                               900   Criimi MAE, Inc. (a)                                                  15,489
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             3,100   Deerfield Triarc Capital Corp.                                 $      42,966
                                             5,883   Developers Diversified Realty Corp.                                  274,736
                                             8,875   Duke Realty Corp.                                                    300,685
                                             1,200   Eastgroup Properties                                                  52,500
                                               900   Education Realty Trust, Inc.                                          15,030
                                             1,800   Entertainment Properties Trust                                        80,334
                                             5,200   Equity Inns, Inc.                                                     70,200
                                             1,600   Equity Lifestyle Properties, Inc.                                     72,000
                                             2,955   Equity One, Inc.                                                      68,704
                                             1,400   Essex Property Trust, Inc.                                           126,000
                                             3,240   Federal Realty Investment Trust                                      197,413
                                             3,500   FelCor Lodging Trust, Inc. (a)                                        53,025
                                             2,300   Fieldstone Investment Corp.                                           26,818
                                             1,127   First Acceptance Corp. (a)                                            11,394
                                             3,000   First Industrial Realty Trust, Inc.                                  120,150
                                             6,000   Forest City Enterprises, Inc. Class A                                228,600
                                             1,400   GMH Communities Trust                                                 20,538
                                             1,685   Gables Residential Trust                                              73,550
                                            13,730   General Growth Properties, Inc.                                      616,889
                                             1,000   Getty Realty Corp.                                                    28,780
                                             1,100   Glenborough Realty Trust, Inc.                                        21,120
                                             2,700   Glimcher Realty Trust                                                 66,069
                                             2,400   Gladstone Commercial Corp.                                            40,080
                                             3,200   Global Signal, Inc.                                                  143,168
                                             1,400   Government Properties Trust, Inc.                                     13,720
                                               322   Grubb & Ellis Co. (a)                                                  1,900
                                            11,900   HRPT Properties Trust                                                147,679
                                             8,200   Health Care Property Investors, Inc.                                 221,318
                                             3,300   Health Care REIT, Inc.                                               122,397
                                             2,800   Healthcare Realty Trust, Inc.                                        112,392
                                               100   Heartland Partners LP Class A (a)                                        170
                                             2,000   Heritage Property Investment Trust                                    70,000
                                             2,100   Highland Hospitality Corp.                                            21,546
                                             3,950   Highwoods Properties, Inc.                                           116,565
                                             2,000   Home Properties, Inc.                                                 78,500
                                            10,424   Homestore, Inc. (a)                                                   45,344
                                             3,805   Hospitality Properties Trust                                         163,082
                                            19,000   Host Marriott Corp.                                                  321,100
                                             5,700   IMPAC Mortgage Holdings, Inc.                                         69,882
                                             2,100   Inland Real Estate Corp.                                              32,886
                                             2,500   Innkeepers USA Trust                                                  38,625
                                             2,500   Investors Real Estate Trust                                           23,750
                                             6,600   iStar Financial, Inc.                                                266,838
                                             1,900   Jones Lang LaSalle, Inc.                                              87,514
                                             4,400   KKR Financial Corp.                                                   97,856
                                             1,400   Kilroy Realty Corp.                                                   78,442
                                            13,900   Kimco Realty Corp.                                                   436,738
                                               900   LTC Properties, Inc.                                                  19,080
                                             1,700   LaSalle Hotel Properties                                              58,565
                                             1,700   Lexington Corporate Properties Trust                                  40,035
                                             4,160   Liberty Property Trust                                               176,966
                                             4,670   Luminent Mortgage Capital, Inc.                                       35,259
                                             4,800   MFA Mortgage Investments, Inc.                                        29,424
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             3,400   The Macerich Co.                                               $     220,796
                                             3,500   Mack-Cali Realty Corp.                                               157,290
                                             2,500   Maguire Properties, Inc.                                              75,125
                                             2,200   Medical Properties Trust, Inc.                                        21,560
                                             4,700   Meristar Hospitality Corp. (a)                                        42,911
                                             1,200   Mid-America Apartment Communities, Inc.                               55,812
                                             3,300   The Mills Corp.                                                      181,764
                                             1,100   Mission West Properties                                               11,044
                                             1,600   National Health Investors, Inc.                                       44,176
                                               600   National Health Realty, Inc.                                          11,646
                                             4,000   Nationwide Health Properties, Inc.                                    93,200
                                             3,345   New Century Financial Corp.                                          121,323
                                             5,900   New Plan Excel Realty Trust                                          135,405
                                             2,505   Newcastle Investment Corp.                                            69,890
                                             1,600   Novastar Financial, Inc. (f)                                          52,784
                                             3,000   Omega Healthcare Investors, Inc.                                      41,760
                                               200   Origen Financial, Inc.                                                 1,514
                                               900   Orleans Homebuilders, Inc.                                            22,176
                                               700   PS Business Parks, Inc.                                               32,060
                                             2,809   Pan Pacific Retail Properties, Inc.                                  185,113
                                               800   Parkway Properties, Inc.                                              37,536
                                             2,099   Pennsylvania Real Estate Investment Trust                             88,536
                                             2,400   Post Properties, Inc.                                                 89,400
                                             2,600   Prentiss Properties Trust                                            105,560
                                             1,500   RAIT Investment Trust                                                 42,750
                                             1,000   Ramco-Gershenson Properties                                           29,190
                                             1,300   Reading International, Inc. Class A (a)                               10,361
                                             4,700   Realty Income Corp.                                                  112,377
                                             4,770   Reckson Associates Realty Corp.                                      164,804
                                             1,500   Redwood Trust, Inc.                                                   72,915
                                             3,500   Regency Centers Corp.                                                201,075
                                             2,400   SL Green Realty Corp.                                                163,632
                                             1,000   Saul Centers, Inc.                                                    35,990
                                             1,500   Saxon Capital Inc.                                                    17,775
                                             3,200   Senior Housing Properties Trust                                       60,800
                                             2,900   Shurgard Storage Centers, Inc.                                       162,023
                                               800   Sizeler Property Investors                                             9,712
                                               900   Sovran Self Storage, Inc.                                             44,055
                                             2,900   Spirit Finance Corp.                                                  32,625
                                             4,500   The St. Joe Co.                                                      281,025
                                             1,600   Stonemor Partners LP                                                  35,376
                                             3,300   Strategic Hotel Capital, Inc.                                         60,258
                                               200   Stratus Properties, Inc. (a)                                           3,750
                                             1,000   Sun Communities, Inc.                                                 32,760
                                             1,795   Sunset Financial Resources, Inc.                                      14,450
                                             3,200   Sunstone Hotel Investors, Inc.                                        78,048
                                             2,700   Tanger Factory Outlet Centers, Inc.                                   75,087
                                             2,900   Taubman Centers, Inc.                                                 91,930
                                             4,855   Thornburg Mortgage, Inc.                                             121,666
                                             1,500   Toreador Resources Corp. (a)(f)                                       53,100
                                             1,000   The Town & Country Trust                                              29,020
                                             2,100   Trammell Crow Co. (a)                                                 51,828
                                               100   Transcontinental Realty Investors, Inc. (a)                            1,980
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             7,900   Trizec Properties, Inc.                                        $     182,174
                                             3,400   Trustreet Properties, Inc.                                            53,210
                                             1,300   U-Store-It Trust                                                      26,351
                                             7,565   United Dominion Realty Trust, Inc.                                   179,291
                                             1,500   Universal Health Realty Income Trust                                  49,875
                                             1,300   Urstadt Biddle Properties, Inc.                                       20,904
                                               900   Urstadt Biddle Properties, Inc. Class A                               13,644
                                             5,200   Ventas, Inc.                                                         167,440
                                             2,000   Washington Real Estate Investment Trust                               62,220
                                             5,375   Weingarten Realty Investors                                          203,444
                                             1,300   Winston Hotels, Inc.                                                  13,000
                                                                                                                    -------------
                                                                                                                       14,294,486
---------------------------------------------------------------------------------------------------------------------------------
Retail - 3.8%                                  600   1-800 Contacts, Inc. (a)                                              11,250
                                             3,670   1-800-FLOWERS.COM, Inc. Class A (a)                                   25,727
                                             3,966   99 Cents Only Stores (a)                                              36,686
                                             1,100   AC Moore Arts & Crafts, Inc. (a)                                      21,098
                                             2,275   Aaron Rents, Inc.                                                     48,116
                                             5,000   Abercrombie & Fitch Co. Class A                                      249,250
                                               600   Able Energy, Inc. (a)(f)                                               7,824
                                             6,000   Advance Auto Parts (a)                                               232,080
                                             2,500   Alloy, Inc. (a)                                                       12,100
                                            24,940   Amazon.com, Inc. (a)(f)                                            1,129,782
                                             7,510   American Eagle Outfitters                                            176,710
                                             3,675   AnnTaylor Stores Corp. (a)                                            97,571
                                               200   Arden Group, Inc. Class A                                             15,052
                                               400   Asbury Automotive Group, Inc. (a)                                      6,812
                                             4,800   BJ's Wholesale Club, Inc. (a)                                        133,440
                                             4,000   Barnes & Noble, Inc. (a)                                             150,800
                                               151   Blair Corp.                                                            5,570
                                               400   Bluegreen Corp. (a)                                                    7,060
                                             2,100   The Bombay Co., Inc. (a)                                               9,261
                                             1,000   The Bon-Ton Stores, Inc.                                              19,420
                                             4,500   Borders Group, Inc.                                                   99,765
                                             2,998   Brightpoint, Inc. (a)                                                 57,382
                                             1,375   Brookstone, Inc. (a)                                                  27,418
                                             2,200   Build-A-Bear Workshop, Inc. (a)                                       49,060
                                             2,600   Burlington Coat Factory Warehouse Corp.                               98,904
                                             6,000   Carmax, Inc. (a)                                                     187,620
                                             3,000   Casey's General Stores, Inc.                                          69,600
                                             3,900   Casual Male Retail Group, Inc. (a)(f)                                 26,832
                                             1,950   The Cato Corp. Class A                                                38,864
                                             1,100   Central Garden and Pet Co. (a)                                        49,775
                                             1,500   Charlotte Russe Holding, Inc. (a)                                     19,980
                                             6,855   Charming Shoppes (a)                                                  73,143
                                             9,600   Chico's FAS, Inc. (a)                                                353,280
                                             1,605   Childrens Place (a)                                                   57,202
                                             2,238   Christopher & Banks Corp.                                             31,041
                                             5,300   Claire's Stores, Inc.                                                127,889
                                             3,480   Coldwater Creek, Inc. (a)                                             87,766
                                             2,200   Cost Plus, Inc. (a)                                                   39,930
                                               200   DEB Shops, Inc.                                                        4,348
                                             2,500   DSW, Inc. Class A (a)                                                 53,000
                                             6,605   Dollar Tree Stores, Inc. (a)                                         142,998
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             3,053   Dress Barn, Inc. (a)                                           $      69,486
                                             3,400   Drugstore.Com (a)                                                     12,580
                                               120   eCost.com, Inc. (a)                                                      216
                                             1,700   Escala Group, Inc. (a)                                                28,305
                                             2,400   Finish Line Class A                                                   35,016
                                               200   Flanigan's Enterprises, Inc.                                           1,902
                                             9,000   Foot Locker, Inc.                                                    197,460
                                             2,250   Fred's, Inc.                                                          28,148
                                             3,500   GameStop Corp. Class A                                               110,145
                                               487   GameStop Corp. Class B (f)                                            13,826
                                             1,400   Gander Mountain Co. (a)(f)                                            12,586
                                             1,300   Genesco, Inc. (a)                                                     48,412
                                             1,900   Goody's Family Clothing, Inc.                                         14,383
                                             2,400   Great Atlantic & Pacific Tea Co. (a)                                  68,064
                                             1,500   Guitar Center, Inc. (a)                                               82,815
                                             2,900   Gymboree Corp. (a)                                                    39,556
                                             2,850   HOT Topic, Inc. (a)                                                   43,776
                                             4,500   Hancock Fabrics, Inc.                                                 30,285
                                             3,800   Insight Enterprises, Inc. (a)                                         70,680
                                             1,365   Jo-Ann Stores, Inc. (a)                                               23,615
                                             1,100   Kirkland's, Inc. (a)                                                   8,371
                                             2,700   Linens 'N Things, Inc. (a)                                            72,090
                                             2,200   Longs Drug Stores Corp.                                               94,358
                                             3,300   Men's Wearhouse, Inc. (a)                                             88,110
                                             7,800   Michaels Stores, Inc.                                                257,868
                                             2,295   Movie Gallery, Inc.                                                   23,845
                                             2,700   Neiman-Marcus Group, Inc. Class A                                    269,865
                                             6,310   O'Reilly Automotive, Inc. (a)                                        177,816
                                             1,200   Overstock.com, Inc. (a)(f)                                            46,020
                                             1,500   PC Connection, Inc. (a)                                                8,160
                                             3,400   PEP Boys-Manny Moe & Jack                                             47,056
                                             8,900   PETsMART, Inc.                                                       193,842
                                             4,325   Pacific Sunwear of California, Inc. (a)                               92,728
                                               900   Party City Corp. (a)                                                  15,228
                                             3,700   Pathmark Stores, Inc. (a)                                             41,699
                                             3,800   Payless Shoesource, Inc. (a)                                          66,120
                                             3,400   Petco Animal Supplies, Inc. (a)                                       71,944
                                             4,900   Pier 1 Imports, Inc.                                                  55,223
                                               750   Pricesmart, Inc. (a)                                                   6,375
                                               700   Provide Commerce, Inc. (a)                                            16,989
                                             4,800   Rent-A-Center, Inc. (a)                                               92,688
                                             2,000   Retail Ventures, Inc. (a)                                             21,960
                                            27,600   Rite Aid Corp. (a)                                                   107,088
                                             8,700   Ross Stores, Inc.                                                    206,190
                                             2,600   Ruddick Corp.                                                         59,930
                                             8,000   Saks, Inc. (a)                                                       148,000
                                             1,800   School Specialty, Inc. (a)                                            87,804
                                               900   Sharper Image Corp. (a)                                               11,340
                                               700   Shoe Carnival, Inc. (a)                                               11,137
                                             1,800   ShopKo Stores, Inc. (a)                                               45,936
                                             2,350   Stamps.com, Inc. (a)                                                  40,444
                                             1,700   Stein Mart, Inc.                                                      34,510
                                               700   Systemax, Inc. (a)                                                     4,928
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             3,300   Talbots, Inc.                                                  $      98,736
                                             2,200   Texas Roadhouse, Inc. Class A (a)                                     32,780
                                             2,900   Too, Inc. (a)                                                         79,547
                                             2,700   Tractor Supply Co. (a)                                               123,255
                                             2,400   Tuesday Morning Corp.                                                 62,088
                                               400   Unifirst Corp.                                                        14,028
                                             1,900   United Stationers, Inc. (a)                                           90,934
                                             9,200   Urban Outfitters, Inc. (a)                                           270,480
                                               500   VSI Holdings, Inc. (a)                                                     0
                                             1,700   Weis Markets, Inc.                                                    68,017
                                             2,400   West Marine, Inc. (a)                                                 35,472
                                             4,675   The Wet Seal, Inc. Class A (a)(f)                                     21,038
                                               900   Whitehall Jewellers, Inc. (a)                                          1,521
                                             3,245   Whole Foods Market, Inc.                                             436,290
                                             6,700   Williams-Sonoma, Inc. (a)                                            256,945
                                             3,900   Zale Corp. (a)                                                       106,002
                                                                                                                    -------------
                                                                                                                        9,245,457
---------------------------------------------------------------------------------------------------------------------------------
Soaps & Cosmetics - 0.3%                     1,700   Chattem, Inc. (a)                                                     60,350
                                             3,600   Church & Dwight Co., Inc.                                            132,984
                                             1,600   Elizabeth Arden, Inc. (a)                                             34,528
                                             7,280   The Estee Lauder Cos., Inc. Class A                                  253,562
                                             1,200   Inter Parfums, Inc.                                                   23,628
                                             4,300   Nu Skin Enterprises, Inc. Class A                                     81,915
                                             1,100   Parlux Fragrances, Inc. (a)(f)                                        32,054
                                             3,600   Playtex Products, Inc. (a)                                            39,600
                                            15,187   Revlon, Inc. Class A (a)                                              48,902
                                                                                                                    -------------
                                                                                                                          707,523
---------------------------------------------------------------------------------------------------------------------------------
Steel - 0.4%                                 6,500   AK Steel Holding Corp. (a)                                            55,705
                                               200   Ampco-Pittsburgh Corp.                                                 3,100
                                             1,300   Carpenter Technology                                                  76,193
                                             1,300   Cleveland-Cliffs, Inc.                                               113,243
                                             1,400   Cold Metal Products, Inc. (a)                                              1
                                               600   Friedman Industries                                                    3,960
                                             1,700   Gibraltar Industries, Inc.                                            38,879
                                               600   NS Group, Inc. (a)                                                    23,550
                                               300   Northwest Pipe Co. (a)                                                 7,767
                                             1,805   Olympic Steel, Inc. (a)                                               31,533
                                             2,100   Oregon Steel Mills, Inc. (a)                                          58,590
                                             1,500   Quanex Corp.                                                          99,330
                                               600   Roanoke Electric Steel Corp.                                          12,018
                                             2,000   Ryerson Tull, Inc.                                                    42,600
                                             2,750   Schnitzer Steel Industries, Inc. Class A                              89,568
                                               400   Shiloh Industries, Inc. (a)                                            5,356
                                             2,800   Steel Dynamics, Inc.                                                  95,088
                                             2,000   Steel Technologies, Inc.                                              51,860
                                             4,700   Worthington Industries                                                98,841
                                                                                                                    -------------
                                                                                                                          907,182
---------------------------------------------------------------------------------------------------------------------------------
Technology - 0.1%                            3,600   Leap Wireless International, Inc. (a)                                126,720
                                                53   Splinex Technology, Inc. (a)                                              13
                                                                                                                    -------------
                                                                                                                          126,733
---------------------------------------------------------------------------------------------------------------------------------
Telephone - 2.6%                             4,480   Adtran, Inc.                                                         141,120
                                             8,008   Alamosa Holdings, Inc. (a)                                           137,017
                                             4,800   Alaska Communications Systems Group, Inc.                             54,912
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                            23,953   American Tower Corp. Class A (a)                               $     597,627
                                             3,305   Applied Digital Solutions, Inc. (a)                                    9,419
                                               600   Applied Innovation, Inc. (a)                                           2,310
                                               700   Applied Signal Technology, Inc.                                       13,356
                                               200   Atlantic Tele-Network Inc.                                             6,640
                                             2,200   Autobytel, Inc. (a)                                                   11,022
                                             2,900   Boston Communications Group (a)                                        3,277
                                               800   CT Communications, Inc.                                                9,896
                                             2,000   Carrier Access Corp. (a)                                              11,040
                                             3,155   CellStar Corp. (a)                                                     4,890
                                             4,600   Centennial Communications Corp. (a)                                   68,908
                                            12,400   Cincinnati Bell, Inc. (a)                                             54,684
                                             1,900   Commonwealth Telephone Enterprises, Inc.                              71,630
                                            12,386   Covad Communications Group, Inc. (a)(f)                               13,129
                                            13,440   Crown Castle International Corp. (a)                                 331,027
                                             3,699   D&E Communications, Inc.                                              33,550
                                             2,000   Ditech Communications Corp. (a)                                       13,480
                                            11,200   Dobson Communications Corp. Class A (a)(f)                            85,904
                                               715   Equinix, Inc. (a)                                                     29,780
                                             7,200   Extreme Networks (a)                                                  32,040
                                             2,000   FairPoint Communications, Inc.                                        29,260
                                                 1   Fibernet Telecom Group, Inc. (a)                                           2
                                             9,300   Finisar Corp. (a)                                                     12,741
                                             4,500   Fusion Telecommunications International, Inc. (a)                     16,650
                                             3,400   General Communication Class A (a)                                     33,660
                                             2,195   Global Crossing Ltd. (a)(f)                                           32,288
                                                 6   GoAmerica, Inc. (a)                                                       26
                                               100   Hector Communications Corp.                                            2,909
                                               800   HickoryTech Corp.                                                      7,040
                                             1,600   ID Systems, Inc. (a)                                                  31,728
                                             3,300   IDT Corp. Class B (a)                                                 40,227
                                             3,000   InPhonic, Inc. (a)(f)                                                 41,250
                                             2,500   Inter-Tel, Inc.                                                       52,500
                                             3,200   Interdigital Communications Corp. (a)                                 62,848
                                               300   Iowa Telecommunications Services, Inc.                                 5,046
                                             1,400   j2 Global Communications, Inc. (a)                                    56,588
                                            39,780   Level 3 Communications, Inc. (a)(f)                                   92,290
                                           176,345   Liberty Media Corp. Class A (a)                                    1,419,577
                                            18,700   MCI, Inc.                                                            474,419
                                               300   NET2000 Communications, Inc. (a)                                           0
                                             4,200   NII Holdings, Inc. (a)                                               354,690
                                             5,422   NTL, Inc. (a)                                                        362,190
                                             5,800   Net2Phone, Inc. (a)                                                   10,150
                                            10,965   Nextel Partners, Inc. Class A (a)                                    275,222
                                               600   North Pittsburgh Systems, Inc.                                        12,246
                                             2,886   Novatel Wireless, Inc. (a)                                            41,760
                                               247   Optical Cable Corp. (a)                                                1,376
                                             2,080   Pegasus Communications Corp. Class A (a)                               6,843
                                             3,420   Price Communications Corp. (a)                                        56,259
                                            29,100   Primus Telecommunications GP (a)(f)                                   29,682
                                             1,200   RCN Corp. (a)                                                         25,464
                                            14,400   Sonus Networks, Inc. (a)                                              83,520
                                               390   Stratos International, Inc. (a)                                        2,278

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             4,200   SunCom Wireless Holdings, Inc. Class A (a)                     $      14,448
                                             4,800   Sunrise Telecom, Inc.                                                 10,080
                                               700   SureWest Communications                                               20,076
                                             2,700   Syniverse Holdings, Inc. (a)                                          41,580
                                             2,933   Talk America Holdings, Inc. (a)                                       27,658
                                             2,900   Telephone & Data Systems, Inc.                                       113,100
                                             3,400   Telephone & Data Systems, Inc. (Special Shares)                      127,670
                                               200   Telular Corp. (a)                                                        784
                                               200   Terremark Worldwide, Inc. (a)                                            878
                                             6,900   Time Warner Telecom, Inc. Class A (a)                                 53,820
                                                 4   Trinsic, Inc. (a)                                                          6
                                               175   Tut Systems, Inc. (a)                                                    564
                                             5,100   US Cellular Corp. (a)                                                272,442
                                               500   US LEC Corp. Class A (a)                                                 955
                                             5,100   Ubiquitel, Inc. (a)                                                   44,574
                                             1,700   Ulticom, Inc. (a)                                                     18,751
                                             6,000   Utstarcom, Inc. (a)                                                   49,020
                                             3,800   Valor Communications Group, Inc.                                      51,794
                                             1,500   Warwick Valley Telephone Co.                                          34,125
                                                                                                                    -------------
                                                                                                                        6,291,712
---------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber Goods - 0.1%                    200   American Biltrite, Inc. (a)                                            2,470
                                             1,100   Bandag, Inc.                                                          47,146
                                             1,900   Carlisle Cos., Inc.                                                  120,783
                                             1,000   SRI/Surgical Express, Inc. (a)                                         6,320
                                             1,300   TBC Corp. (a)                                                         44,837
                                                                                                                    -------------
                                                                                                                          221,556
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                               5,100   Alliance One International, Inc.                                      18,054
                                             4,100   Loews Corp. - Carolina Group                                         162,483
                                             1,000   M&F Worldwide Corp. (a)                                               15,550
                                               900   Schweitzer-Mauduit International, Inc.                                20,088
                                             1,845   Universal Corp.                                                       71,641
                                             4,160   Vector Group Ltd.                                                     83,244
                                                                                                                    -------------
                                                                                                                          371,060
---------------------------------------------------------------------------------------------------------------------------------
Travel & Recreation - 1.8%                   4,038   All-American SportPark, Inc. (a)                                       1,252
                                             3,000   Alliance Gaming Corp. (a)                                             32,550
                                             1,200   Ambassadors Group, Inc.                                               26,760
                                             1,300   Amerco, Inc. (a)                                                      75,647
                                               100   American Classic Voyages Co. (a)                                           0
                                             3,800   Ameristar Casinos, Inc.                                               79,192
                                             1,900   Argosy Gaming Co. (a)                                                 89,281
                                             2,200   Aztar Corp. (a)                                                       67,782
                                             4,800   Bally Total Fitness Holding Corp. (a)                                 21,456
                                             5,000   Boyd Gaming Corp.                                                    215,600
                                               600   Buckhead America Corp. (a)                                                90
                                             2,600   CKX, Inc. (a)                                                         32,682
                                             4,200   Callaway Golf Co.                                                     63,378
                                             2,400   Cedar Fair, LP                                                        71,976
                                             2,000   Central Parking Corp.                                                 29,900
                                             2,400   Choice Hotels International, Inc.                                    155,136
                                             2,900   Dick's Sporting Goods, Inc. (a)                                       87,319
                                             1,500   Dollar Thrifty Automotive Group (a)                                   50,505
                                             2,989   Dover Downs Gaming & Entertainment, Inc.                              40,650
                                             4,600   Empire Resorts, Inc. (a)(f)                                           20,746
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             1,000   Full House Resorts, Inc. (a)                                   $       4,100
                                               300   Great Wolf Resorts, Inc. (a)                                           3,102
                                                 2   Harrah's Entertainment, Inc.                                             130
                                               800   Hudson Hotels Corp. (a)                                                    0
                                            12,000   Jameson Inns, Inc. (a)(f)                                             24,720
                                             1,392   K2, Inc. (a)                                                          15,869
                                            20,600   Las Vegas Sands Corp. (a)(f)                                         677,946
                                             1,100   Life Time Fitness, Inc. (a)                                           36,454
                                            16,500   MGM Mirage (a)                                                       722,205
                                             3,400   MTR Gaming Group, Inc. (a)                                            27,234
                                               900   Marcus Corp.                                                          18,036
                                               600   Marine Products Corp.                                                  6,618
                                             2,300   Mikohn Gaming Corp. (a)                                               30,567
                                             1,100   Monarch Casino & Resort, Inc. (a)                                     18,689
                                             2,200   Multimedia Games, Inc. (a)                                            21,362
                                             3,400   Pinnacle Entertainment, Inc. (a)                                      62,322
                                             2,300   President Casinos, Inc. (a)                                              690
                                               300   Red Lion Hotels Corp.                                                  2,100
                                             1,200   Rent-Way, Inc. (a)                                                     8,244
                                            11,400   Royal Caribbean Cruises Ltd.                                         492,480
                                             3,150   SCP Pool Corp.                                                       110,030
                                             5,200   Scientific Games Corp. Class A (a)                                   161,200
                                             2,643   Shuffle Master, Inc. (a)                                              69,854
                                             4,800   Six Flags, Inc. (a)                                                   34,512
                                               200   Sonesta International Hotels Class A                                   5,800
                                             2,200   Speedway Motorsports, Inc.                                            79,926
                                             1,592   The Sports Authority, Inc. (a)                                        46,868
                                             3,600   Station Casinos, Inc.                                                238,896
                                             1,200   Stellent, Inc. (a)                                                    10,284
                                             1,400   Travelzoo, Inc. (a)(f)                                                31,066
                                             1,700   Vail Resorts, Inc. (a)                                                48,875
                                             1,800   WMS Industries, Inc. (a)                                              50,634
                                                                                                                    -------------
                                                                                                                        4,222,715
---------------------------------------------------------------------------------------------------------------------------------
Trucking & Freight - 0.9%                    1,500   Arkansas Best Corp.                                                   52,305
                                               300   BancTrust Financial Group, Inc.                                        5,733
                                             4,800   CH Robinson Worldwide, Inc.                                          307,776
                                             2,500   CNF, Inc.                                                            131,250
                                             1,700   Celadon Group, Inc. (a)                                               37,910
                                             1,100   Central Freight Lines, Inc. (a)                                        2,293
                                               900   Covenant Transport, Inc. Class A (a)                                  10,890
                                             5,705   Expeditors International Washington, Inc.                            323,930
                                             1,900   Forward Air Corp.                                                     69,996
                                               800   Frozen Food Express Industries (a)                                     8,392
                                             2,000   HUB Group, Inc. Class A (a)                                           73,420
                                             4,581   Heartland Express, Inc.                                               93,178
                                             9,400   JB Hunt Transport Services, Inc.                                     178,694
                                             3,000   Knight Transportation, Inc.                                           73,080
                                             6,210   Laidlaw International, Inc.                                          150,096
                                             4,400   Landstar System, Inc.                                                176,132
                                               825   Marten Transport Ltd. (a)                                             20,873
                                             1,375   Old Dominion Freight Line (a)                                         46,049
                                               400   PAM Transportation Services (a)                                        6,464
                                             2,200   Pacer International, Inc.                                             57,992
---------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

                                            Shares
Industry                                      Held   Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                             1,100   Quality Distribution, Inc. (a)                                 $       8,789
                                             3,300   Sirva, Inc. (a)                                                       24,618
                                             4,670   Swift Transportation Co., Inc. (a)                                    82,659
                                             1,700   U.S. Xpress Enterprises, Inc. Class A (a)                             19,822
                                               400   Universal Truckload Services, Inc. (a)                                 7,432
                                             1,800   Wabash National Corp.                                                 35,388
                                             4,400   Werner Enterprises, Inc.                                              76,076
                                             3,329   Yellow Roadway Corp. (a)                                             137,887
                                                                                                                    -------------
                                                                                                                        2,219,124
---------------------------------------------------------------------------------------------------------------------------------
                                                     Total Common Stocks (Cost - $165,218,323) - 93.2%                224,547,053
---------------------------------------------------------------------------------------------------------------------------------

                                                     Preferred Stocks
---------------------------------------------------------------------------------------------------------------------------------
Telephone - 0.0%                                50   ATSI Communications, Inc. Series H (g)                                     8
---------------------------------------------------------------------------------------------------------------------------------
                                                     Total Preferred Stocks (Cost - $200) - 0.0%                                8
---------------------------------------------------------------------------------------------------------------------------------

                                                     Warrants (d)
---------------------------------------------------------------------------------------------------------------------------------
Material & Services - 0.0%                       0   Polymer Group, Inc. Class B (expires 3/04/2010)                            0
---------------------------------------------------------------------------------------------------------------------------------
Technology - 0.0%                              121   Optical Cable Corp. (expires 10/24/2007)                                  83
---------------------------------------------------------------------------------------------------------------------------------
Telephone - 0.0%                                46   Spectrasite, Inc. (expires 2/10/2010)                                  6,072
---------------------------------------------------------------------------------------------------------------------------------
                                                     Total Warrants (Cost - $253) - 0.0%                                    6,155
---------------------------------------------------------------------------------------------------------------------------------

                                        Beneficial
                                         Interest/
                                       Shares Held   Other Interests(e)
---------------------------------------------------------------------------------------------------------------------------------
Energy & Utilities - 0.0%                      600   PetroCorp Incorporated (Escrow Shares)                                     0
---------------------------------------------------------------------------------------------------------------------------------
Finance - 0.0%                                 700   Bingham Financial Services Corp. (Escrow Shares)                           0
---------------------------------------------------------------------------------------------------------------------------------
Telephone - 0.0%                      $        600   High Speed Access Corp. (Liquidating Shares)                               0
                                      $     16,017   McLeodUSA, Inc. (Litigation Trust Certificates)                            0
---------------------------------------------------------------------------------------------------------------------------------
                                                     Total Other Interests (Cost - $764) - 0.0%                                 0
---------------------------------------------------------------------------------------------------------------------------------

                                        Beneficial
                                          Interest    Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------------
                                      $ 15,331,305   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (b)       15,331,305
                                         9,500,629   Merrill Lynch Liquidity Series, LLC Money Market Series (b)(c)     9,500,629
---------------------------------------------------------------------------------------------------------------------------------
                                                     Total Short-Term Securities (Cost - $24,831,934) - 10.3%          24,831,934
---------------------------------------------------------------------------------------------------------------------------------
                                                     Total Investments (Cost - $190,051,474*) - 103.5%                249,385,150

                                                     Liabilities in Excess of Other Assets - (3.5%)                   (8,399,894)
                                                                                                                    -------------
                                                     Net Assets - 100.0%                                            $ 240,985,256
                                                                                                                    =============

Master Extended Market Index Series
Schedule of Investments as of September 30, 2005

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 190,973,156
                                                                  =============
      Gross unrealized appreciation                               $  73,082,450
      Gross unrealized depreciation                                 (14,710,596)
                                                                  -------------
      Net unrealized appreciation                                 $  58,371,854
                                                                  =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------------
      Affiliate                                                 Net Activity     Interest Income
      ------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I    $ 5,379,270      $      214,869
      Merrill Lynch Liquidity Series, LLC Money Market Series    $ 3,845,209      $       57,305
      ------------------------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(f)   Security, or a portion of security, is on loan.
(g)   Convertible security.

      Financial futures contracts purchased as of September 30, 2005 were as follows:

      -----------------------------------------------------------------------------------------------------------------------
      Number of                                                                                                    Unrealized
      Contracts           Issue                    Exchange         Expiration Date             Face Value       Depreciation
      -----------------------------------------------------------------------------------------------------------------------
      17                  Russell 2000 Index         NYSE            December 2005              $  5,750,273     $   (37,423)
      29                  S&P MidCap 400 Index       NYSE            December 2005              $ 10,451,898          (1,748)
      -----------------------------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation - Net                                                                        $   (39,171)
                                                                                                                 ===========

      For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Extended Market Index Series of Quantitative Master Series Trust

Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Extended Market Index Series of Quantitative Master Series Trust

Date: November 17, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Master Extended Market Index Series of Quantitative Master Series Trust

Date: November 17, 2005